                                                             File Nos. 333-81019
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 3

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 28

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

             immediately upon filing pursuant to paragraph (b) of Rule 485
          ---
           X on May 1, 2001 pursuant to paragraph (b) of Rule 485
          ---
             60 days after filing pursuant to paragraph (a) (1) of Rule 485
          ---
             on (date) pursuant to paragraph (a) (1) of Rule 485
          ---
             this post-effective amendment designates a new effective date
          ---
             for a previously filed post-effective amendment


                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

    CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF ITEMS CALLED FOR
                                   BY FORM N-4


FORM N-4 ITEM NO.        CAPTION IN PROSPECTUS
-----------------        ---------------------

1........................Cover Page

2........................Special Terms

3........................Summary of Fees and Expenses; Summary of Contract
                         Features

4........................Condensed Financial Information;  Performance
                         Information

5........................Description of the Company, the Variable Account and
                         the Underlying Investment Companies

6........................Charges and Deductions

7........................Description of the Contract -- The Accumulation Phase

8........................Electing the Annuity Date; Description of Annuity
                         Payout Options; Annuity Benefit Payments

9........................Death Benefit

10.......................Payments; Computation of Values;  Distribution

11.......................Surrender and Withdrawals; Surrender Charge;
                         Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12.......................Federal Tax Considerations

13.......................Legal Matters

14.......................Statement of Additional Information - Table of
                         Contents


FORM N-4 ITEM NO.        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------        ----------------------------------------------

15.......................Cover Page

16.......................Table of Contents

17.......................General Information and History

18.......................Services

19.......................Underwriters

FORM N-4 ITEM NO.        CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------        -------------------------------------------------------

20.......................Underwriters

21.......................Performance Information

22.......................Annuity Benefit Payments

23.......................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Scudder Gateway Plus (formerly the Kemper Gateway Plus) variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company in all jurisdictions except New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.



A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website
(http:// www.sec.gov).


The Variable Account, known as Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:


THE ALGER AMERICAN FUND                          SCUDDER VARIABLE SERIES II
Alger American Balanced Portfolio                Scudder Aggressive Growth Portfolio
Alger American Leveraged AllCap Portfolio        Scudder Blue Chip Portfolio
                                                 Scudder Contrarian Value Portfolio
CREDIT SUISSE WARBURG PINCUS TRUST               Scudder Global Blue Chip Portfolio
Credit Suisse Warburg Pincus Emerging Markets    Scudder Government Securities Portfolio
Portfolio                                        Scudder Growth Portfolio
Credit Suisse Warburg Pincus Global Post-        Scudder High Yield Portfolio
Venture Capital Portfolio                        Scudder International Research Portfolio
                                                 Scudder Investment Grade Bond Portfolio
DREYFUS INVESTMENT PORTFOLIOS                    Scudder Money Market Portfolio
Dreyfus MidCap Stock Portfolio                   Scudder New Europe Portfolio
                                                 Scudder Small Cap Growth Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,    Scudder Small Cap Value Portfolio
INC.                                             Scudder Strategic Income Portfolio
Dreyfus Socially Responsible Growth Fund         Scudder Technology Growth Portfolio
                                                 Scudder Total Return Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.          SVS Dreman Financial Services Portfolio
INVESCO VIF Utilities Fund                       SVS Dreman High Return Equity Portfolio
                                                 SVS Dynamic Growth Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)              SVS Focus Value+Growth Portfolio
Scudder 21st Century Growth Portfolio            SVS Focused Large Cap Growth Portfolio
Scudder Capital Growth Portfolio                 SVS Growth And Income Portfolio
Scudder Global Discovery Portfolio               SVS Growth Opportunities Portfolio
Scudder Growth and Income Portfolio              SVS Index 500 Portfolio
Scudder Health Sciences Portfolio                SVS Mid-Cap Growth Portfolio
Scudder International Portfolio                  SVS Strategic Equity Portfolio
                                                 SVS Venture Value Portfolio



This Contract includes a Payment Credit (or Bonus) enhancement feature. Expenses for this Contract may be higher than a contract without a Payment Credit. Over time, the amount of the Payment Credit may be more than offset by the additional fees and charges associated with the Payment Credit. You should consider this possibility before purchasing the Contract.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2001

(cont.)

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        16
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND THE
 UNDERLYING INVESTMENT COMPANIES............................        22
INVESTMENT OBJECTIVES AND POLICIES..........................        24
PERFORMANCE INFORMATION.....................................        27
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        30
  A.   Payments.............................................        30
  B.   Payment Credits......................................        30
  C.   Computation of Values................................        31
        The Accumulation Unit...............................        31
        Net Investment Factor...............................        31
  D.   Right to Cancel......................................        32
  E.   Transfer Privilege...................................        32
        Automatic Transfers (Dollar Cost Averaging).........        33
        Automatic Account Rebalancing.......................        34
  F.   Surrender and Withdrawals............................        34
        Systematic Withdrawals..............................        35
        Life Expectancy Distributions.......................        36
        Systematic Level Free of Surrender Charge Withdrawal
        Program.............................................        36
  G.   Death Benefit........................................        36
        Standard Death Benefit..............................        37
        Optional Enhanced Death Benefit Rider...............        37
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        39
  H.   The Spouse of the Owner as Beneficiary...............        39
  I.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
       Rider................................................        39
  J.   Assignment...........................................        41
ANNUITIZATION -- THE PAYOUT PHASE...........................        42
  A.   Electing the Annuity Date............................        42
  B.   Choosing the Annuity Payout Option...................        42
        Fixed Annuity Payout Options........................        43
        Variable Annuity Payout Options.....................        43
  C.   Description of Annuity Payout Options................        43
  D.   Variable Annuity Benefit Payments....................        44
        The Annuity Unit....................................        44
        Determination of the First Annuity Benefit
        Payment.............................................        45
        Determination of the Number of Annuity Units........        45
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        45
        Payment of Annuity Benefit Payments.................        45
  E.   Transfers of Annuity Units...........................        46
  F.   Withdrawals After the Annuity Date...................        46
        Calculation of Proportionate Reduction..............        47
        Calculation of Present Value........................        48
        Deferral of Withdrawals.............................        49
  G.   Reversal of Annuitization............................        50
  H.   NORRIS Decision......................................        50
CHARGES AND DEDUCTIONS......................................        51
  A.   Variable Account Deductions..........................        51
        Mortality and Expense Risk Charge...................        51
        Administrative Expense Charge.......................        51
        Other Charges.......................................        52

  B.   Contract Fee.........................................        52
  C.   Optional Rider Charges...............................        52
  D.   Premium Taxes........................................        53
  E.   Surrender Charge.....................................        53
        Calculation of Surrender Charge.....................        53
        Withdrawal Without Surrender Charge.................        54
        Effect of Withdrawal of Withdrawal Without Surrender
        Charge Amount.......................................        56
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        57
  F.   Transfer Charge......................................        59
  G.   Withdrawal Adjustment Charge.........................        59
GUARANTEE PERIOD ACCOUNTS...................................        60
FEDERAL TAX CONSIDERATIONS..................................        62
  A.   General..............................................        62
        The Company.........................................        62
        Diversification Requirements........................        62
        Investor Control....................................        62
  B.   Qualified and Non-Qualified Contracts................        63
  C.   Taxation of the Contract in General..................        63
        Withdrawals Prior to Annuitization..................        63
        Withdrawals After Annuitization.....................        63
        Annuity Payouts After Annuitization.................        64
        Penalty on Distribution.............................        64
        Assignments or Transfers............................        64
        Nonnatural Owners...................................        64
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        65
  D.   Tax Withholding......................................        65
  E.   Provisions Applicable to Qualified Employer Plans....        65
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        65
        Individual Retirement Annuities.....................        65
        Tax-Sheltered Annuities.............................        66
        Texas Optional Retirement Program...................        66
STATEMENTS AND REPORTS......................................        66
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        66
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        67
VOTING RIGHTS...............................................        68
DISTRIBUTION................................................        68
LEGAL MATTERS...............................................        68
FURTHER INFORMATION.........................................        69
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION...............       C-1
APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ANNUITY BENEFIT PAYMENTS....................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         6
TAX-DEFERRED ACCUMULATION...................................        13
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date. The Accumulated Value includes all Payment Credits applied to the Contract.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least two years after the Issue Date and may not be later than the Owner's (or youngest Joint Owner's) 99th birthday.

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's Issue Date or on any anniversary of the Issue Date.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GROSS PAYMENT BASE: the total of all payments invested in the Contract, less any withdrawals which exceed the Withdrawal Without Surrender Charge amount.


GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.


GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

PAYMENT CREDIT: an amount added to the Contract by the Company when a payment is made to the Contract. The amount will be a specified percentage of the payment.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Warburg Pincus Trust, Dreyfus Investment Portfolios ("Dreyfus"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund"), or INVESCO Variable Investments Funds, Inc. ("INVESCO VIF"), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), in which a Sub-Account invests.


VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Portfolios.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will incur directly or indirectly under the Scudder Gateway Plus Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Portfolios during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                    PAYMENT        CHARGE
(1) CONTRACT CHARGES:                                           ---------------    ------
SURRENDER CHARGE:*                                               Less than 4        8.5%
  During the accumulation phase, this charge may be assessed     Less than 5        7.5%
  upon surrender, withdrawals or reversal of annuitization.      Less than 6        6.5%
  The charge is a percentage of payments withdrawn (in           Less than 7        5.5%
  excess of any amount that is free of surrender charge)         Less than 8        3.5%
  within the indicated time period                               Less than 9        1.5%
                                                                 Thereafter          0

*From time to time, the Company may reduce or eliminate the surrender charge, the period during which it applies, or both, and/or credit additional amounts on Contracts when
Contracts are sold to individuals or groups in a manner that reduces sales expenses or where the Owner and Annuitant on the date of issue is within certain classes of eligible individuals. For more information see "Reduction or Elimination of Surrender Charge and
Additional Amounts Credited" under "E. Surrender Charge" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                               $35**
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

**The fee may be lower in some jurisdictions. See Contract Specifications for specific charge.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each
  Contract month and, if applicable, at termination of the
  rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
    1. Minimum Guaranteed Annuity Payout Rider with a                              0.35%
      ten-year waiting period:
    2. Minimum Guaranteed Annuity Payout Rider with a                              0.20%
      fifteen-year waiting period:
    3. Enhanced Death Benefit With Annual Step-Up:                                 0.15%
    4. 7% Enhanced Death Benefit:                                                  0.30%

    5. 7% Enhanced Death Benefit With Annual Step-Up:                              0.35%

WITHDRAWAL ADJUSTMENT CHARGE AFTER THE ANNUITY DATE:
During the Annuity Payout Phase, you may request withdrawals which will result in a calculation by the Company of the Present Value of future annuity payments. For withdrawals taken within 5 years of the Issue Date, the Assumed Investment Return ("AIR")
you have chosen (in the case of a variable annuity payout option) or the interest rate
(in the case of a fixed annuity payout option) used to determine the Present Value is increased by a Withdrawal Adjustment Charge in the following manner:

ADJUSTMENT TO AIR OR INTEREST RATE:
    If 15 or more years of annuity payments are being                              1.00%
      valued, the increase is
    If 10-14 years of annuity payments are being valued, the                       1.50%
      increase is
    If less than 10 years of annuity payments are being                            2.00%
      valued, the increase is

The increase to the AIR or the interest rate used to determine the Present Value results in a greater proportionate reduction in the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), than if the increase had not been made. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "D. Variable Annuity Benefit Payments" and "F. Withdrawals After
the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE for additional information.

(2) ANNUAL SUB-ACCOUNT EXPENSES:
(on an annual basis as a percentage of average daily net
assets)
    Mortality and Expense Risk Charge:                                             1.25%
    Administrative Expense Charge:                                                 0.15%
                                                                                   ------
    Total Annual Expenses:                                                         1.40%

(3) ANNUAL UNDERLYING PORTFOLIO EXPENSES:


Total expenses of the Underlying Portfolios are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Portfolios. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                                    TOTAL PORTFOLIO
                                            MANAGEMENT FEE                                        EXPENSES (AFTER ANY
                                              (AFTER ANY          OTHER EXPENSES                    FEE REDUCTIONS/
                                           FEE REDUCTIONS/      (AFTER ANY WAIVERS/              WAIVERS/REIMBURSEMENTS
UNDERLYING FUND                           VOLUNTARY WAIVERS)      REIMBURSEMENTS)                     AND OFFSETS)
---------------                           ------------------   ---------------------   ------------------------------------------
Alger American Balanced Portfolio.......        0.75%                  0.13%                                    0.88%
Alger American Leveraged AllCap
 Portfolio..............................        0.85%                  0.05%                                    0.90%
Credit Suisse Warburg Pincus Emerging
 Markets Portfolio......................        1.09%                  0.33%                                    1.42%(1)(2)
Credit Suisse Warburg Pincus Global
 Post-Venture Capital Portfolio.........        1.14%                  0.28%                                    1.42%(1)(2)
Dreyfus MidCap Stock Portfolio..........        0.75%                  0.25%                                    1.00%(3)(4)
Dreyfus Socially Responsible Growth
 Portfolio..............................        0.75%                  0.03%                                    0.78%(3)
INVESCO VIF Utilities Fund..............        0.60%                  0.81%                                    1.41%(5)
Scudder 21st Century Growth Portfolio...        0.88%                  0.47%                                    1.35%(6)(7)
Scudder Capital Growth Portfolio........        0.46%                  0.03%                                    0.49%(7)
Scudder Global Discovery Portfolio*.....        0.95%                  0.30%                                    1.25%(6)(7)
Scudder Growth and Income Portfolio.....        0.48%                  0.08%                                    0.56%(7)
Scudder Health Sciences Portfolio.......        0.75%                  0.20%                                    0.95%(6)(7)(10)
Scudder International Portfolio.........        0.82%                  0.14%                                    0.96%(7)
Scudder Aggressive Growth Portfolio.....        0.75%                  0.19%                                    0.94%(7)(8)(9)
Scudder Blue Chip Portfolio.............        0.65%                  0.06%                                    0.71%(7)(8)
Scudder Contrarian Value Portfolio......        0.75%                  0.05%                                    0.80%(7)(8)
Scudder Global Blue Chip Portfolio......        0.85%                  0.71%                                    1.56%(7)(8)(9)
Scudder Government Securities
 Portfolio..............................        0.55%                  0.05%                                    0.60%(7)(9)
Scudder Growth Portfolio................        0.60%                  0.05%                                    0.65%(7)
Scudder High Yield Portfolio............        0.60%                  0.08%                                    0.68%(7)
Scudder International Research
 Portfolio..............................        0.75%                  0.09%                                    0.84%(7)
Scudder Investment Grade Bond
 Portfolio..............................        0.60%                  0.07%                                    0.67%(7)(8)(9)
Scudder Money Market Portfolio..........        0.50%                  0.08%                                    0.58%(7)
Scudder New Europe Portfolio............        0.00%                  1.12%                                    1.12%(7)(8)(9)
Scudder Small Cap Growth Portfolio......        0.65%                  0.07%                                    0.72%(7)
Scudder Small Cap Value Portfolio.......        0.75%                  0.06%                                    0.81%(7)(8)(9)
Scudder Strategic Income Portfolio......        0.65%                  0.40%                                    1.05%(7)(8)(9)(11)
Scudder Technology Growth Portfolio.....        0.75%                  0.07%                                    0.82%(7)(8)
Scudder Total Return Portfolio..........        0.55%                  0.06%                                    0.61%(7)
SVS Dreman Financial Services
 Portfolio..............................        0.75%                  0.15%                                    0.90%(7)(8)(9)
SVS Dreman High Return Portfolio........        0.75%                  0.09%                                    0.84%(7)(8)(9)
SVS Dynamic Growth Portfolio............        1.00%                  0.30%                                    1.30%(7)(8)(10)
SVS Focus Value+Growth Portfolio........        0.75%                  0.06%                                    0.81%(7)(8)
SVS Focused Large Cap Growth
 Portfolio..............................        0.95%                  0.20%                                    1.15%(7)(8)(9)
SVS Growth And Income Portfolio.........        0.95%                  0.14%                                    1.09%(7)(8)(9)
SVS Growth Opportunities Portfolio......        0.95%                  0.11%                                    1.06%(7)(8)
SVS Index 500 Portfolio.................        0.34%                  0.21%                                    0.55%(7)(8)(9)
SVS Mid-Cap Growth Portfolio............        1.00%                  0.30%                                    1.30%(7)(8)(10)
SVS Strategic Equity Portfolio..........        0.95%                  0.20%                                    1.15%(7)(8)(10)
SVS Venture Value Portfolio.............        0.95%                  0.20%                                    1.15%(7)(8)(10)

*Waiver was not in place for the fiscal year 1999. Percentages shown reflect ratios effective 5/1/2000.



(1)Absent the waiver of fees and reimbursement of expenses by the Portfolio's investment adviser and/or co-administrator, for the Credit Suisse Warburg Pincus Emerging Markets Portfolio and Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio the Investment Management Fee would have equaled 1.25% and 1.25%; Other Expenses would have equaled 0.44% and 0.28%; and Total Fund Annual Expenses, would have equaled 1.69% and 1.53%, respectively, based on actual fees and expenses for the fiscal year ended December 31, 2000. Fee waivers and expense reimbursements or credits may be discontinued at any time.



(2)Interest earned on univested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Portfolios' net expense ratio by 0.02% for each of the Portfolio year ended December 31,2000. The Portfolios' operating expense ratio after reflecting these arrangements was 1.40% for Credit Suisse Warburg Pincus Emerging Market Portfolio 1.40% for Credit Suisse Warburg Pincus Global PostVenture Capital Portfolio.



(3)The figures in the above Expense Table are for the initial share class for the fiscal year ended December 31, 2000. Actual Expenses in future years may be higher or lower than the figures given above.



(4)The expenses shown in the above portfolio annual expense table are for the Initial Share Class for the fiscal year ended December 31, 2000 and reflect the portfolio adviser's waiver of fees or reimbursement of expenses for such fiscal year. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses for December 31, 2000 for the Dreyfus MidCap Stock Portfolio would have been, as a percentage of assets: 0.75%, 0.29% and 1.04%, respectively. For the fiscal year ended December 31, 2000, Dreyfus further reimbursed the portfolio for other expenses so that the total annual portfolio operating expenses for Initial Share Class was 0.98% instead of 1.00%. This additional expense reimbursement was voluntary and the expense information provided in the table has been restated to reflect the amount the fees would have been without such voluntary reimbursement. The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the Initial Share Class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%.



(5)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.



(6)Pursuant to their respective agreements with Scudder Variable Series I, the investment manager and the accounting agent have agreed, for the one-year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: Scudder Global Discovery 1.25%, Scudder Health Sciences 0.95%, and Scudder 21st Century Growth 1.50%. The total operating expenses for Scudder 21st Century Growth were less than respective limitations.



Absent any waiver or reimbursement, the total operating expenses for Scudder Global Discovery would have been 1.28%, for the year ended December 31, 2000.



(7)Effective 5/1/01, Scudder Variable Life Investment Fund and Kemper Variable Series became Scudder Variable Series I and Scudder Variable Series II. In addition, the underlying investment options were re-branded from Kemper and KVS to Scudder and SVS.



(8)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names: SVS Dynamic Growth (1.30%), SVS Mid Cap Growth (1.30%), SVS Strategic Equity (1.15%), SVS Venture Value (1.15%), SVS Dreman High

Return Equity (0.87%), SVS Focus Value+Growth (0.84%), SVS Focused Large Cap Growth (1.15%), SVS Dreman Financial Services (0.99%), SVS Growth Opportunities (1.15%), SVS Growth And Income (1.15%), Scudder Aggressive Growth (0.95%), Scudder Technology Growth (0.95%), Scudder Contrarian Value (0.80%), Scudder Small Cap Value (0.84%), Scudder Investment Grade Bond (0.80%), Scudder Strategic Income (1.05%), Scudder Blue Chip (0.95%), SVS Index 500 (0.55%), Scudder New Europe (1.12%) and Scudder Global Blue Chip (1.56%) In addition, for Scudder New Europe and Scudder Global Blue Chip, the investment manager has agreed to limit its management fees to 0.70% and 0.85%, respectively, of such portfolios for one year, commencing 5/1/01.



Absent any waiver or reimbursement, the total operating expenses would have been 1.76% for Scudder Global Blue Chip, 2.62% for Scudder New Europe, 1.07% for Scudder Strategic Income, 1.31% for SVS Focused Large Cap Growth and 0.87% for SVS Index 500 for the year ended December 31, 2000.



(9)"Other Expenses" have been restated to exclude reorganization costs.



(10)Portfolio became effective and commenced operations 5/1/01, therefore other expenses are annualized. Actual expenses may be greater or less than shown.



(11)Due to a new management agreement, the management fee of Scudder Strategic Income has been restated to 0.65%.


The Underlying Portfolio information above was provided by the Underlying Portfolios and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Portfolio expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.03%, and the amount of the Contract fee is assumed to be $0.30 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Lower costs apply to Contracts owned and maintained under a 401(k) plan. Because the expenses of the Underlying Portfolios differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $102       $158       $204       $276
Alger American Leveraged AllCap Portfolio..................    $103       $159       $205       $278
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $108       $174       $232       $331
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $108       $174       $232       $331
Dreyfus MidCap Stock Portfolio.............................    $104       $162       $210       $289
Dreyfus Socially Responsible Growth Portfolio..............    $102       $155       $199       $266
INVESCO VIF Utilities Fund.................................    $108       $173       $231       $330
Scudder 21st Century Growth Portfolio......................    $107       $172       $228       $324
Scudder Capital Growth Portfolio...........................    $ 99       $147       $183       $234
Scudder Global Discovery Portfolio.........................    $106       $169       $223       $314
Scudder Growth and Income Portfolio........................    $ 99       $149       $187       $242
Scudder Health Sciences Portfolio..........................    $103       $160       $208       $284
Scudder International Portfolio............................    $103       $161       $208       $285
Scudder Aggressive Growth Portfolio........................    $103       $160       $207       $282
Scudder Blue Chip Portfolio................................    $101       $153       $195       $258
Scudder Contrarian Value Portfolio.........................    $102       $156       $200       $268
Scudder Global Blue Chip Portfolio.........................    $109       $178       $239       $345
Scudder Government Securities Portfolio....................    $100       $150       $189       $246
Scudder Growth Portfolio...................................    $100       $152       $192       $252
Scudder High Yield Portfolio...............................    $101       $153       $193       $255
Scudder International Research Portfolio...................    $102       $157       $202       $272
Scudder Investment Grade Bond Portfolio....................    $100       $152       $193       $254
Scudder Money Market Portfolio.............................    $100       $150       $188       $244
Scudder New Europe Portfolio...............................    $105       $165       $216       $301
Scudder Small Cap Growth Portfolio.........................    $101       $154       $196       $259
Scudder Small Cap Value Portfolio..........................    $102       $156       $200       $269
Scudder Strategic Income Portfolio.........................    $104       $163       $213       $294
Scudder Technology Growth Portfolio........................    $102       $157       $201       $270
Scudder Total Return Portfolio.............................    $100       $151       $190       $247
SVS Dreman Financial Services Portfolio....................    $103       $159       $205       $278
SVS Dreman High Return Portfolio...........................    $102       $157       $202       $272
SVS Dynamic Growth Portfolio...............................    $106       $170       $226       $319
SVS Focus Value+Growth Portfolio...........................    $102       $156       $200       $269
SVS Focused Large Cap Growth Portfolio.....................    $105       $166       $218       $304
SVS Growth And Income Portfolio............................    $104       $164       $215       $298
SVS Growth Opportunities Portfolio.........................    $104       $163       $213       $295
SVS Index 500 Portfolio....................................    $ 99       $149       $187       $241
SVS Mid-Cap Growth Portfolio...............................    $106       $170       $226       $319
SVS Strategic Equity Portfolio.............................    $105       $166       $218       $304
SVS Venture Value Portfolio................................    $105       $166       $218       $304

(1)(b) If, at the end of the applicable time period, you surrender your Contract, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 7% Enhanced Death Benefit Rider With Annual Step-Up:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $109       $177       $237       $342
Alger American Leveraged AllCap Portfolio..................    $109       $177       $238       $344
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $114       $192       $262       $393
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $114       $192       $262       $393
Dreyfus MidCap Stock Portfolio.............................    $110       $180       $243       $354
Dreyfus Socially Responsible Growth Portfolio..............    $108       $174       $232       $332
INVESCO VIF Utilities Fund.................................    $114       $191       $262       $393
Scudder 21st Century Growth Portfolio......................    $113       $190       $259       $387
Scudder Capital Growth Portfolio...........................    $105       $166       $218       $303
Scudder Global Discovery Portfolio.........................    $112       $187       $254       $378
Scudder Growth and Income Portfolio........................    $106       $168       $221       $310
Scudder Health Sciences Portfolio..........................    $109       $179       $241       $349
Scudder International Portfolio............................    $109       $179       $241       $350
Scudder Aggressive Growth Portfolio........................    $109       $178       $240       $348
Scudder Blue Chip Portfolio................................    $107       $172       $229       $325
Scudder Contrarian Value Portfolio.........................    $108       $174       $233       $334
Scudder Global Blue Chip Portfolio.........................    $115       $195       $268       $406
Scudder Government Securities Portfolio....................    $106       $169       $223       $314
Scudder Growth Portfolio...................................    $106       $170       $226       $319
Scudder High Yield Portfolio...............................    $107       $171       $227       $322
Scudder International Research Portfolio...................    $108       $176       $235       $338
Scudder Investment Grade Bond Portfolio....................    $107       $171       $227       $321
Scudder Money Market Portfolio.............................    $106       $168       $222       $312
Scudder New Europe Portfolio...............................    $111       $183       $249       $365
Scudder Small Cap Growth Portfolio.........................    $107       $172       $229       $326
Scudder Small Cap Value Portfolio..........................    $108       $175       $234       $335
Scudder Strategic Income Portfolio.........................    $110       $181       $245       $359
Scudder Technology Growth Portfolio........................    $108       $175       $234       $336
Scudder Total Return Portfolio.............................    $106       $169       $224       $315
SVS Dreman Financial Services Portfolio....................    $109       $177       $238       $344
SVS Dreman High Return Portfolio...........................    $108       $176       $235       $338
SVS Dynamic Growth Portfolio...............................    $113       $188       $257       $382
SVS Focus Value+Growth Portfolio...........................    $108       $175       $234       $335
SVS Focused Large Cap Growth Portfolio.....................    $111       $184       $250       $368
SVS Growth And Income Portfolio............................    $111       $183       $247       $362
SVS Growth Opportunities Portfolio.........................    $110       $182       $246       $360
SVS Index 500 Portfolio....................................    $106       $167       $221       $309
SVS Mid-Cap Growth Portfolio...............................    $113       $188       $257       $382
SVS Strategic Equity Portfolio.............................    $111       $184       $250       $368
SVS Venture Value Portfolio................................    $111       $184       $250       $368

(2)(a) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize,* you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Riders:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $ 24       $ 75       $129       $276
Alger American Leveraged AllCap Portfolio..................    $ 25       $ 76       $130       $278
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $ 30       $ 92       $157       $331
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $ 30       $ 92       $157       $331
Dreyfus MidCap Stock Portfolio.............................    $ 26       $ 79       $135       $289
Dreyfus Socially Responsible Growth Portfolio..............    $ 23       $ 72       $124       $266
INVESCO VIF Utilities Fund.................................    $ 30       $ 92       $156       $330
Scudder 21st Century Growth Portfolio......................    $ 29       $ 90       $153       $324
Scudder Capital Growth Portfolio...........................    $ 20       $ 63       $108       $234
Scudder Global Discovery Portfolio.........................    $ 28       $ 87       $148       $314
Scudder Growth and Income Portfolio........................    $ 21       $ 65       $112       $242
Scudder Health Sciences Portfolio..........................    $ 25       $ 78       $133       $284
Scudder International Portfolio............................    $ 25       $ 78       $133       $285
Scudder Aggressive Growth Portfolio........................    $ 25       $ 77       $132       $282
Scudder Blue Chip Portfolio................................    $ 23       $ 70       $120       $258
Scudder Contrarian Value Portfolio.........................    $ 24       $ 73       $125       $268
Scudder Global Blue Chip Portfolio.........................    $ 32       $ 96       $164       $345
Scudder Government Securities Portfolio....................    $ 22       $ 67       $114       $246
Scudder Growth Portfolio...................................    $ 22       $ 68       $117       $252
Scudder High Yield Portfolio...............................    $ 22       $ 69       $118       $255
Scudder International Research Portfolio...................    $ 24       $ 74       $127       $272
Scudder Investment Grade Bond Portfolio....................    $ 22       $ 69       $118       $254
Scudder Money Market Portfolio.............................    $ 21       $ 66       $113       $244
Scudder New Europe Portfolio...............................    $ 27       $ 83       $141       $301
Scudder Small Cap Growth Portfolio.........................    $ 23       $ 70       $121       $259
Scudder Small Cap Value Portfolio..........................    $ 24       $ 73       $125       $269
Scudder Strategic Income Portfolio.........................    $ 26       $ 81       $138       $294
Scudder Technology Growth Portfolio........................    $ 24       $ 73       $126       $270
Scudder Total Return Portfolio.............................    $ 22       $ 67       $115       $247
SVS Dreman Financial Services Portfolio....................    $ 25       $ 76       $130       $278
SVS Dreman High Return Portfolio...........................    $ 24       $ 74       $127       $272
SVS Dynamic Growth Portfolio...............................    $ 29       $ 88       $151       $319
SVS Focus Value+Growth Portfolio...........................    $ 24       $ 73       $125       $269
SVS Focused Large Cap Growth Portfolio.....................    $ 27       $ 84       $143       $304
SVS Growth And Income Portfolio............................    $ 27       $ 82       $140       $298
SVS Growth Opportunities Portfolio.........................    $ 26       $ 81       $138       $295
SVS Index 500 Portfolio....................................    $ 21       $ 65       $112       $241
SVS Mid-Cap Growth Portfolio...............................    $ 29       $ 88       $151       $319
SVS Strategic Equity Portfolio.............................    $ 27       $ 84       $143       $304
SVS Venture Value Portfolio................................    $ 27       $ 84       $143       $304

(2)(b) If, at the end of the applicable time period, you do not surrender your Contract or you annuitize,* you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Minimum Guaranteed Annuity Payout Rider with a ten-year waiting period and the 7% Enhanced Death Benefit Rider With Annual Step-Up:


WITH SURRENDER CHARGE                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------                                        --------   --------   --------   --------
Alger American Balanced Portfolio..........................    $ 31       $ 96       $162       $342
Alger American Leveraged AllCap Portfolio..................    $ 31       $ 96       $163       $344
Credit Suisse Warburg Pincus Emerging Markets Portfolio....    $ 37       $112       $189       $393
Credit Suisse Warburg Pincus Global Post-Venture Capital
 Portfolio.................................................    $ 37       $112       $189       $393
Dreyfus MidCap Stock Portfolio.............................    $ 32       $ 99       $169       $354
Dreyfus Socially Responsible Growth Portfolio..............    $ 30       $ 92       $157       $332
INVESCO VIF Utilities Fund.................................    $ 37       $112       $189       $393
Scudder 21st Century Growth Portfolio......................    $ 36       $110       $186       $387
Scudder Capital Growth Portfolio...........................    $ 27       $ 83       $143       $303
Scudder Global Discovery Portfolio.........................    $ 35       $107       $181       $378
Scudder Growth and Income Portfolio........................    $ 28       $ 86       $146       $310
Scudder Health Sciences Portfolio..........................    $ 32       $ 98       $166       $349
Scudder International Portfolio............................    $ 32       $ 98       $167       $350
Scudder Aggressive Growth Portfolio........................    $ 32       $ 97       $166       $348
Scudder Blue Chip Portfolio................................    $ 29       $ 90       $154       $325
Scudder Contrarian Value Portfolio.........................    $ 30       $ 93       $158       $334
Scudder Global Blue Chip Portfolio.........................    $ 38       $116       $196       $406
Scudder Government Securities Portfolio....................    $ 28       $ 87       $148       $314
Scudder Growth Portfolio...................................    $ 29       $ 88       $151       $319
Scudder High Yield Portfolio...............................    $ 29       $ 89       $152       $322
Scudder International Research Portfolio...................    $ 31       $ 94       $160       $338
Scudder Investment Grade Bond Portfolio....................    $ 29       $ 89       $152       $321
Scudder Money Market Portfolio.............................    $ 28       $ 86       $147       $312
Scudder New Europe Portfolio...............................    $ 34       $103       $175       $365
Scudder Small Cap Growth Portfolio.........................    $ 30       $ 91       $154       $326
Scudder Small Cap Value Portfolio..........................    $ 30       $ 93       $159       $335
Scudder Strategic Income Portfolio.........................    $ 33       $101       $171       $359
Scudder Technology Growth Portfolio........................    $ 31       $ 94       $159       $336
Scudder Total Return Portfolio.............................    $ 28       $ 87       $149       $315
SVS Dreman Financial Services Portfolio....................    $ 31       $ 96       $163       $344
SVS Dreman High Return Portfolio...........................    $ 31       $ 94       $160       $338
SVS Dynamic Growth Portfolio...............................    $ 36       $108       $184       $382
SVS Focus Value+Growth Portfolio...........................    $ 30       $ 93       $159       $335
SVS Focused Large Cap Growth Portfolio.....................    $ 34       $104       $176       $368
SVS Growth And Income Portfolio............................    $ 33       $102       $173       $362
SVS Growth Opportunities Portfolio.........................    $ 33       $101       $172       $360
SVS Index 500 Portfolio....................................    $ 28       $ 85       $146       $309
SVS Mid-Cap Growth Portfolio...............................    $ 36       $108       $184       $382
SVS Strategic Equity Portfolio.............................    $ 34       $104       $176       $368
SVS Venture Value Portfolio................................    $ 34       $104       $176       $368


*The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY PLUS VARIABLE ANNUITY?


The Scudder Gateway Plus variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased up to age 85 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:


    - a customized investment portfolio;


    - 2 Alger Portfolios, 2 Credit Suisse Warburg Pincus Trust Portfolios; 1 Dreyfus Investment Portfolios Portfolio, 1 Dreyfus Socially Responsible Growth Fund Portfolio, 1 INVESCO VIF Portfolio, 27 SVS Portfolios, and 6 Scudder Portfolios;


    - a Fixed Account;

    - Guarantee Period Accounts;

    - a Payment Credit equal to 4% of your payment, added to the Contract's Accumulated Value as soon as your payment is applied;

    - Experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments to the combination of portfolios of securities ("Underlying Portfolios") under your Contract, to the Guarantee Period Accounts, and to the Fixed Account (collectively the "investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) Three optional Enhanced Death Benefit Riders are also available at issue for a separate monthly charge. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than 2 years after the Issue Date;

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments; and

    - whether you want certain protections provided under optional riders.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life annuity payout option, the Owner may make one Payment Withdrawal each calendar year. Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Payment Withdrawal and one Present Value Withdrawal in each calendar year. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. For more information, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

M-GAP RIDER. When applying for the Contract, in most jurisdictions, the Owner currently may elect to purchase the Minimum Guaranteed Annuity Payout ("M-GAP") Rider for a separate monthly charge. This optional rider provides a guaranteed minimum amount of income after a specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. The M-GAP Rider is based on the Company's guaranteed fixed annuity option rates as set forth in the Contract. These annuity option rates determine the dollar amount of the first payment under each life contingent fixed annuity payout option for each $1,000 of applied value. The rates are based on the Annuity 2000 Mortality Table and a 3% Assumed Investment Return ("AIR"). The M-GAP Rider is not available at all ages.

For more information on this optional rider, see "I. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company. Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?


During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment and a $100 minimum for any additional payments. A lower initial payment is permitted where monthly payments are being forwarded directly from a financial institution. A minimum of $1,000 is always required to establish a Guarantee Period Account.


Each time you make a payment, you will immediately receive a Payment Credit equal to 4% of your payment. This Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit. For more information, see "D. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account.

THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following Underlying Portfolios:


THE ALGER AMERICAN FUND                             SCUDDER VARIABLE SERIES II
Alger American Leveraged AllCap Portfolio           Scudder Aggressive Growth Portfolio
Alger American Balanced Portfolio                   Scudder Blue Chip Portfolio
                                                    Scudder Contrarian Value Portfolio
CREDIT SUISSE WARBURG PINCUS TRUST                  Scudder Global Blue Chip Portfolio
Credit Suisse Warburg Pincus Emerging Markets       Scudder Government Securities Portfolio
Portfolio                                           Scudder Growth Portfolio
Credit Suisse Warburg Pincus Global Post-Venture    Scudder High Yield Portfolio
Capital Portfolio                                   Scudder International Research
DREYFUS INVESTMENT PORTFOLIOS                       Portfolio
Dreyfus MidCap Stock Portfolio                      Scudder Investment Grade Bond Portfolio
                                                    Scudder Money Market Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.  Scudder New Europe Portfolio
Dreyfus Socially Responsible Growth Fund            Scudder Small Cap Growth Portfolio
                                                    Scudder Small Cap Value Portfolio
INVESCO VARIABLE INVESTMENT FUNDS, INC.             Scudder Strategic Income Portfolio
INVESCO VIF Utilities Fund                          Scudder Technology Growth Portfolio
                                                    Scudder Total Return Portfolio
SCUDDER VARIABLE SERIES I (CLASS A)                 SVS Dreman Financial Services Portfolio
Scudder 21st Century Growth Portfolio               SVS Dreman High Return Equity Portfolio
Scudder Capital Growth Portfolio                    SVS Dynamic Growth Portfolio
Scudder Global Discovery Portfolio                  SVS Focus Value+Growth Portfolio
Scudder Growth and Income Portfolio                 SVS Focused Large Cap Growth Portfolio
Scudder Health Sciences Portfolio                   SVS Growth And Income Portfolio
Scudder International Portfolio                     SVS Growth Opportunities Portfolio
                                                    SVS Index 500 Portfolio
                                                    SVS Mid-Cap Growth Portfolio
                                                    SVS Strategic Equity Portfolio
                                                    SVS Venture Value Portfolio


Each Underlying Portfolio operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a

Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.


Zurich Scudder Investments, Inc. ("Zurich Scudder") is the investment manager of the Guarantee Period Accounts pursuant to an investment advisory agreement between the Company and Zurich Scudder.


THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION. SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "E. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAY-OUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?


Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the Withdrawal Without Surrender Charge Amount. The Withdrawal Without Surrender Charge Amount in each calendar year will be the greater of:



    (1) 100% of Cumulative Earnings (excluding Payment Credits); or



    (2) 15% of the Gross Payment Base. When the first withdrawal is taken, the Gross Payment Base is equal to total payments made to the Contract. When subsequent withdrawals are taken, the Gross Payment Base reduces.



For a detailed discussion of how the Withdrawal Without Surrender Charge Amount is calculated, please see CHARGES AND DEDUCTIONS, "E. Surrender Charge."

Each calendar year, the Owner of a qualified Contract or a Contract issued under a Section 457 Deferred Compensation Plan may take without a surrender charge the Withdrawal Without Surrender Charge Amount described above or, if greater, an amount calculated by the Company based on his or her life expectancy


In addition, WHERE PERMITTED BY LAW, the Company will waive surrender charges if, after the Contract is issued:

    - you become disabled before you attain age 65; or

    - you are diagnosed with a fatal illness or are confined in a medical care facility for the later of 90 consecutive days or one year after the Issue Date.

Additional amounts may be withdrawn at any time. However, the withdrawal of payments that have not been invested in the Contract for more than nine years may be subject to a surrender charge. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted, less the Payment Credit(s). However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, less any Payment Credit(s), plus any fees or charges previously deducted. See "D. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

Each time you make a payment, you will receive a Payment Credit equal to 4% of the payment. The Payment Credit will be immediately invested along with your payment. However, if you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "D. Right to Cancel" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

    - You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

               DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANY. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company on October 16, 1995 and adopted its present name. First Allmerica is the fifth oldest life insurance company in America.

Allmerica Financial is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness, and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT. The Company maintains a separate account called Separate Account KG (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on June 13, 1996. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account or the Company by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

We reserve the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. We also offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

THE ALGER AMERICAN FUND. The Alger American Fund ("Alger"), is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. The investment adviser for the Alger American Leveraged AllCap Portfolio and Alger American Balanced Portfolio is Fred Alger Management, Inc. Fred Alger Management, Inc. is located at 1 World Trade Center, Suite 9333, New York, NY 10048.

CREDIT SUISSE WARBURG PINCUS TRUST. Credit Suisse Warburg Pincus Trust is an open-end, management investment company registered with the SEC. It was organized as a Massachusetts business trust on March 15, 1995. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser of the Credit Suisse Warburg Pincus Trust. Abbott Capital Management, LLC ("Abbott") serves as sub-investment adviser for the Global Post-Venture Capital Portfolio with respect to the Portfolio's investments in private-equity portfolios.



DREYFUS INVESTMENT PORTFOLIOS. The Dreyfus Investment Portfolios is a Massachusetts business trust that commenced operations on May 1, 1998 and is an open-end management investment company. One of its investment portfolios, the Dreyfus MidCap Stock Portfolio, is available under the Contract. The Dreyfus Corporation is the investment adviser to the Dreyfus MidCap Stock Portfolio. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund") was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. It is registered with the SEC as an open-end, diversified, management investment company. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Socially Responsible Growth Fund. NCM Capital Management Group Inc. serves as a sub-investment advisor. The Dreyfus Corporation is located at 200 Park Avenue, New York, NY 10166.



INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Utilities Fund is INVESCO Funds Group, Inc.



SCUDDER VARIABLE SERIES I (CLASS A).  Scudder Variable Series I (Class
A)("Scudder") is an open-end, diversified management investment company established as a Massachusetts business trust on March 15, 1985, and registered with the SEC under the 1940 Act. Zurich Scudder Investments, Inc. serves as the investment adviser of Scudder.



SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. Registration of SVS does not involve supervision of its management, investment practices or policies by the SEC. SVS is designed to provide an investment vehicle for certain variable annuity contracts and variable life insurance policies. Shares of the Portfolios of SVS are sold only to insurance company separate accounts. Zurich Scudder Investments, Inc. serves as the investment adviser of SVS.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") for the Underlying Portfolios are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.

THE ALGER AMERICAN FUND:


ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 24% of the Portfolio's net assets are invested in fixed-income securities.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any sizewhich demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.


CREDIT SUISSE WARBURG PINCUS TRUST:



CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets.



CREDIT SUISSE WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL PORTFOLIO -- seeks long-term growth of capital. To pursue this goal, it invests primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development.


DREYFUS INVESTMENT PORTFOLIOS:

DREYFUS MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

INVESCO VARIABLE INVESTMENT FUNDS, INC.



INVESCO VIF UTILITIES FUND -- seeks capital appreciation and income.



SCUDDER VARIABLE SERIES I (CLASS A)


SCUDDER 21ST CENTURY GROWTH PORTFOLIO -- pursues long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

SCUDDER CAPITAL GROWTH PORTFOLIO -- seeks to maximize long-term capital growth through a broad and flexible investment program.

SCUDDER GLOBAL DISCOVERY PORTFOLIO -- seeks above average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

SCUDDER GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital, current income and growth of income.


SCUDDER HEALTH SCIENCES PORTFOLIO -- seeks long-term growth of capital by investing primarily in the equity securities of companies in the health care industry.


SCUDDER INTERNATIONAL PORTFOLIO -- seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments.


SCUDDER VARIABLE SERIES II:



SCUDDER AGGRESSIVE GROWTH PORTFOLIO -- seeks capital appreciation through the use of aggressive investment techniques.



SCUDDER BLUE CHIP PORTFOLIO -- seeks growth of capital and of income.



SCUDDER CONTRARIAN VALUE PORTFOLIO -- seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.



SCUDDER GLOBAL BLUE CHIP PORTFOLIO -- seeks long-term growth of capital through a diversified worldwide portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.



SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.



SCUDDER GROWTH PORTFOLIO -- seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.



SCUDDER HIGH YIELD PORTFOLIO -- seeks to provide a high level of current income by investing in fixed-income securities.



SCUDDER INTERNATIONAL RESEARCH PORTFOLIO -- seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. This Portfolio was formerly known as the Kemper International Portfolio.



SCUDDER INVESTMENT GRADE BOND PORTFOLIO -- seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

SCUDDER MONEY MARKET PORTFOLIO -- seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments that mature in 12 months or less.



SCUDDER NEW EUROPE PORTFOLIO -- seeks long-term capital appreciation by investing in a portfolio consisting primarily of equity securities of European companies.



SCUDDER SMALL CAP GROWTH PORTFOLIO -- seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.



SCUDDER SMALL CAP VALUE PORTFOLIO -- seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.



SCUDDER STRATEGIC INCOME PORTFOLIO -- seeks high current return by investing primarily in bonds issued by U.S. and foreign corporations and governments.



SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.



SCUDDER TOTAL RETURN PORTFOLIO -- seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.



SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued. Dreman Value Management, L.L.C. is the sub-adviser for the Portfolio.



SVS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return.. Dreman Value Management, L.L.C. is the sub-adviser for the Portfolio



SVS DYNAMIC GROWTH PORTFOLIO -- seeks long-term capital growth. INVESCO is the sub-adviser for the Portfolio.



SVS FOCUS VALUE+GROWTH PORTFOLIO -- seeks growth of capital through professional management of a portfolio of growth and value stocks. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. Jennison Associates is the sub-adviser of the Portfolio. This portfolio was formerly known as the Kemper Value+Growth Portfolio.



SVS FOCUSED LARGE CAP GROWTH PORTFOLIO -- seeks growth through long-term capital appreciation. Eagle Asset Management, Inc. ("EAM") is the sub-adviser for the Portfolio.



SVS GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income. Janus Capital Corporation ("JCC") is the sub-adviser for the Portfolio.



SVS GROWTH OPPORTUNITIES PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital. Janus Capital Corporation ("JCC") is the sub-adviser for the Portfolio.



SVS INDEX 500 PORTFOLIO* -- seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, (the "S&P 500 Index"), which emphasizes stocks of large U.S. companies. Deutche Asset Management is the sub-adviser for the Portfolio.



SVS MID-CAP GROWTH PORTFOLIO -- seeks capital appreciation. Turner Investment Partners is the sub-adviser for the Portfolio.

SVS STRATEGIC EQUITY PORTFOLIO -- seeks growth of capital. Oak Associates is the sub-adviser for the Portfolio.



SVS VENTURE VALUE PORTFOLIO -- seeks long-term capital growth. Davis Selected Advisors is the sub-adviser for the Portfolio.



    * "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-" "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Zurich Scudder Investments, Inc. The SVS Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.


Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                            PERFORMANCE INFORMATION


This Contract was first offered to the public in October 1999. However, in order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise total return and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (See Tables 1A, 1B and 3A) and (2) the periods that the Underlying Funds have been in existence (See Tables 2A, 2B and 4A.) Performance results in Tables 1A and 2A reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither set of tables includes optional Rider charges and neither set reflects the 4% Payment Credit. Performance results in Tables 3A and 4A, however, do reflect the 4% Payment Credit but also include all applicable deductions for the Contract fee, Sub-Account charges, Underlying Fund charges and assume that the Contract is surrendered at the end of the applicable period. They do not include any optional Rider charges. All performance tables referenced in this section may be found in the SAI.


The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total return" represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Scudder Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the

Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a Sub-Account investing in a Portfolio other than the Scudder Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period.


The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the standardized manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the effect of the $35 annual Contract fee, the Underlying Portfolio charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Portfolio's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under this Contract.


The performance shown in Table 3A is calculated in exactly the same manner as that in Table 1A except that it is adjusted upward to reflect the 4% Payment Credit. Similarly, performance shown in Table 4A is calculated in exactly the same manner as that in Table 2A except that Table 4A is adjusted upward to reflect the 4% Payment Credit.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

A.  PAYMENTS

The latest Issue Date is age 85 of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:


    - Currently the initial payment must be at least $5,000 ($2,000 for IRA's).


    - Under a monthly automatic payment plan, the minimum initial payment is $167.

    - Each subsequent payment must be at least $100.


    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Scudder Money Market Portfolio.


Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments unless changed.

You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" below.


The Owner may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.


B.  PAYMENT CREDITS

A Payment Credit will be added to the Contract's Accumulated Value each time a payment is made. The Payment Credit is funded from the Company's General Account and is currently equal to 4% of each payment received. The Company guarantees that the Payment Credit will never be less than 4%. Payment Credits are not considered to be "investment in the contract" for income tax purposes. (See FEDERAL TAX CONSIDERATIONS).

Each Payment Credit is immediately allocated among the investment options in the same proportion as the applicable payment. However, if you cancel the Contract under its "Right to Examine" provision, the amount refunded to you will be reduced by the amount of the Payment Credit(s). If the applicable "Right to Examine" provision in your state provides that you will receive the adjusted Accumulated Value of the Contract, this means that you receive any gains and bear any losses attributable to the Payment Credit. For more information, see "D. Right to Cancel," below.


The Company uses a portion of the mortality and expense risk charge and surrender charge to help recover the expenses associated with the Payment Credit under this Contract. See CHARGES and DEDUCTIONS. Under certain circumstances (such as a period of poor market performance) a contract without a Payment Credit (or a bonus) may provide greater values than this Contract, which contains the Payment Credit. In addition, due to the generally larger surrender charge for a contract with a Payment Credit, an annuity contract without a Payment Credit may provide greater values upon surrender than a Contract that contains the Payment Credit. You should consider these possibilities before purchasing the Contract.


C.  COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment and Payment Credit allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment and Payment Credit will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Portfolios. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.


NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

D.  RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of (a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees, minus any Payment Credit(s). At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

Each time you make a payment, you receive a Payment Credit equal to 4% of the payment. If you cancel the Contract under its "Right to Examine" provision, your refund will be reduced by the amount of the Payment Credit(s). If the "Right to Examine" provision in your state provides that you will receive the Accumulated Value of the Contract (adjusted as described above), this means that you receive any gains and bear any losses attributable to the Payment Credit.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

E.  TRANSFER PRIVILEGE

Prior to the Annuity Date, the Owner may transfer amounts among investment options at any time upon written or telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Scudder Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year.

Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.

The Company also reserves the right to restrict transfer privileges when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract Owners. The Company may, among other things, not accept:

    - the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

    - the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Owner at the same time.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolios. These and similar activities may be disruptive to the Underlying Portfolios, and may adversely affect an Underlying Portfolios' ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services for as well as to restrict such transactions altogether when exercised by a market timing firm or any other third party authorized to initiate allocations, transfers or exchanges on behalf of Contract owners. The Company does not charge the Owner for providing additional support services.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from the Fixed Account or the Sub-Accounts investing in the Scudder Money Market Portfolio and the Scudder Government Securities Portfolio ("source accounts"). You may elect these automatic transfers to one or more Sub-Accounts, subject to the following:


    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the selected source account, the Fixed Account, or the Guarantee Period Accounts; and

    - if an automatic transfer would reduce the balance in the source account(s) to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to a source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source accounts unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to a source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically notify the Company to do so.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.


AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

F.  SURRENDERS AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. The amount withdrawn will equal the amount requested by the Owner plus any applicable surrender charge. Each withdrawal must be a minimum of $100. No withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000.


A surrender charge, a Contract fee and, if applicable, a rider charge, may apply when a withdrawal is made or a Contract is surrendered. See CHARGES AND DEDUCTIONS. However, each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value without any applicable surrender charge; see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS). Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.


Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The surrender and withdrawal rights of Owners who are participants under
Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

For information about Withdrawals after the Annuity Date, see "F. Withdrawals After the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 15 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

Systematic withdrawals will first be taken from amounts available as a "Withdrawal Without Surrender Charge" (see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS); then from any applicable payments not subject to a surrender charge, if any; then from payments subject to a surrender charge; and last, from Payment Credits. Any applicable surrender charge will be deducted from the Contract's remaining Accumulated Value.


The minimum amount of each automatic withdrawal is $100 and the Accumulated Value may not be reduced to less than $1,000. If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only.) Each calendar year, prior to the Annuity Date, an Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.



If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:


    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS. IN ADDITION, IF THE AMOUNT NECESSARY TO MEET THE "SUBSTANTIALLY EQUAL PERIODIC PAYMENT" DEFINITION IS GREATER THAN THE COMPANY'S LED AMOUNT, A SURRENDER CHARGE MAY APPLY TO THE AMOUNT IN EXCESS OF THE LED AMOUNT.


SYSTEMATIC LEVEL FREE OF SURRENDER CHARGE WITHDRAWAL PROGRAM. In order to receive withdrawals without application of any surrender charge, the Owner may preauthorize level periodic withdrawals under the Systematic Level Free of Surrender Charge Withdrawal Program. Withdrawals under this program may be made on a monthly, bi-monthly, quarterly, semi-annual or annual basis. In order to ensure that no surrender charge is ever applied to withdrawals made under this program, the periodic withdrawals in any calendar year are limited to 15% of the total of all payments invested in the Contract as reduced by certain prior withdrawal(s) of payments. For more information on how this amount is calculated, see "E. Surrender Charge," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS.


The program will automatically terminate if a withdrawal that is not part of the program is made. Otherwise, withdrawals will continue until all available Accumulated Value has been exhausted or until the Owner terminates the program by written request.

G.  DEATH BENEFIT

A death benefit is payable if the Owner or the first of Joint Owners dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "H. The Spouse of the Owner as Beneficiary."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals.

For each withdrawal under (b) the proportionate reduction is calculated by multiplying the standard death benefit immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. When applying for the Contract, an Owner may elect one of three optional Enhanced Death Benefit (EDB) Riders: (1) an Enhanced Death Benefit With Annual Step-Up; (2) a 7% Enhanced Death Benefit; or
(3) a 7% Enhanced Death Benefit With Annual Step-Up. A separate charge for an EDB Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.

1.  THE EDB WITH ANNUAL STEP-UP PROVIDES THE FOLLOWING BENEFIT:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit is equal to the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death increased by any positive Market Value Adjustment;

    (b) gross payments made to the Contract until the date of death, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

2.  THE 7% EDB PROVIDES THE FOLLOWING BENEFIT:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death increased by any positive Market Value Adjustment; or

    (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals.

The value determined in section (b) above cannot exceed 200% of the total of gross payments and Payment Credits, proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under Standard Death Benefit.

3.  THE 7% EDB WITH ANNUAL STEP-UP PROVIDES THE FOLLOWING BENEFIT:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 7% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

The value determined in section (b) above cannot exceed 200% of the total of gross payments and Payment Credits, proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or the Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death increased by any positive Market Value Adjustment; or

    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of due proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Scudder Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the Scudder Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:


    (1) any value in the Guarantee Period Accounts will be transferred to the Scudder Money Market Sub-Account; and



    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Scudder Money Market Sub-Account.


The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments, but a surrender charge will apply to these additional amounts if they are withdrawn before they have been invested in the Contract for at least nine years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

I.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions at Issue Date for a separate monthly charge. (See, "C. Optional Rider Charges" under CHARGES AND DEDUCTIONS.) The M-GAP Rider guarantees a minimum amount of fixed annuity lifetime income during the annuity payout phase after a ten-year or a fifteen-year waiting period, subject to the conditions described below. The M-GAP Rider may not be available in all jurisdictions. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not effect Riders issued prior to the termination date but, as noted below, Owners would not be able to purchase a new Rider under the repurchase feature. (See "Repurchase Feature.")

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Annuitization under the terms of this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income.

An M-GAP Benefit Base is determined on the Rider's effective date and each applicable Contract anniversary thereafter. The M-GAP Benefit Base, less any applicable premium tax, is the value that will be annuitized at the Company's guaranteed fixed annuity option rates if the Rider is exercised. As described below, withdrawals will reduce the Benefit Base.

The M-GAP Benefit Base is equal to the greatest of:

    (a) the Accumulated Value, increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5%, plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; and

    (c) the highest Accumulated Value on any Contract anniversary since the Rider's effective date as determined after being increased for any subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
           ----------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTION OF THE M-GAP RIDER. The following conditions apply to the election of the
M-GAP Rider:

    - The Owner must elect the M-GAP Rider at Contract issue.

    - The Owner may not elect to repurchase a Rider with a ten-year waiting period if at the time of election the youngest Owner has reached his or her 87th birthday.

    - The Owner may not elect to purchase or repurchase a Rider with a fifteen-year waiting period if at the time of election the youngest Owner has reached his or her 82nd birthday (the age limitations may be lower in some jurisdictions.)

REPURCHASE FEATURE. On any Contract anniversary or within thirty days immediately following any Contract anniversary, if the M-GAP Rider is still being offered by the Company, the Owner may elect to terminate and repurchase the Rider, thereby resetting the benefit based on the Contract's then current Accumulated Value. The repurchase will be effective as of the termination date of the prior Rider. A new waiting period, equal to or greater than the prior waiting period, will commence as of that date. If the benefit is repurchased, the Company's then current monthly charge for the M-GAP Rider will apply.

EXERCISING THE M-GAP RIDER. The following conditions apply to the exercise of the M-GAP Rider:

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period (whichever was elected) from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency, as provided under "C. Description of Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER. The following conditions apply to the termination of the M-GAP Rider:

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination occurs (1) on or within thirty days after a Contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length, if available.

    - The Owner may terminate the M-GAP Rider any time after the seventh Contract anniversary following the effective date of the Rider,

    - Other than in the event of a repurchase, once terminated the M-GAP Rider may not be purchased again.

    - The M-GAP Rider will terminate on the date the Contract is surrendered or annuitized, or on the date that a death benefit is payable unless the Contract is continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 plus Payment Credits for a male age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life With 10 Year Period Certain. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized if the Rider is exercised. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                      MINIMUM
  POLICY            MINIMUM          GUARANTEED
ANNIVERSARY        GUARANTEED          ANNUAL
AT EXERCISE       BENEFIT BASE       INCOME(1)
-----------       ------------       ----------
    10              $169,405           $12,664
    15              $216,209           $18,395

------------------------

(1) Other fixed annuity payout options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "D. Description of Annuity Payout Options."

J.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency (Change Frequency) and the date the first Change Frequency will occur;

    - to select one of the available Assumed Investment Returns (AIR) for a variable option (see D. Variable Annuity Benefit Payments below for details); and

    - to elect to have the Death Benefit applied under any annuity payout option not extending beyond the beneficiary's life expectancy. The beneficiary may not change such an election.

A.  ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the second Contract Anniversary; and

    - must occur on the first day of any month before the Owner's 99th birthday.

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's age 85 or (b) two years after the Issue Date.

If there are Joint Owners, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

B.  CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option. If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency option.

The annuity payout option selected must result in an initial payment of at least $50 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the current annuity option rates made available by the Company at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.


Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.


At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

C.  DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).


PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)


Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

D.  VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (a) a discount factor equivalent to the AIR and

    (b) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5% or 7%. A higher AIR will result in a higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "H. NORRIS Decision");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.


If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining guaranteed payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

E.  TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or telephone request to the Company. As discussed in "A. Payments," a properly completed authorization form must be on file before telephone requests will be honored. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. As of the date of this Prospectus, transfers may be made to all of the Sub-Accounts; however, the Company reserves the right to limit the number of Sub-Accounts to which transfers may be made.


Automatic Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "E. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.



The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Portfolios. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Portfolios, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


F.  WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "C. TAXATION OF THE CONTRACT IN GENERAL," "WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under a life annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

- WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

- WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

  The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed number of annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% - 35%) of the present value of any remaining guaranteed annuity benefit payments).

  Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See Calculation of Proportionate Reduction -- Present Value Withdrawals, below.

- WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below. The present value is calculated with a discount rate that will include an additional charge if a withdrawal is taken within 5 years of the Issue Date. See "Calculation of Present Value," below.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS. Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year). Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

              Present value of remaining guaranteed variable annuity
               benefit payments immediately prior to the withdrawal

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

  If a withdrawal is taken within 5 years of the Issue Date, the discount rate used to calculate the present value will include an additional charge. See "Calculation of Present Value," below.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the discount rate is increased by one of the following charges ("Withdrawal Adjustment Charge"):

    - 15 or more years of annuity benefit payments being valued --         1.00%

    - 10-14 years of annuity benefit payments being valued --              1.50%

    - Less than 10 years of annuity benefit payments being valued --       2.00%

The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

Because the impact of the Withdrawal Adjustment Charge will depend on the type of withdrawal taken, you should carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation (including any applicable adjustments) affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. If a Withdrawal Adjustment Charge applies, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. If a Withdrawal Adjustment Charge applies, the discount factor will be higher, and the maximum amount that can be withdrawn will be lower. In addition, there will be a larger proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX D -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

G.  REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization (except for the excess value of the M-GAP Benefit Base over the Annuity Value, if applicable) will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the Annuity Payout phase will then be treated as transfers during the Accumulation Phase (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the Annuity Payout phase will be treated as a withdrawal of the Surrender Value in the Accumulation Phase, as of the date of the payment or withdrawal. Surrender charges may apply to these withdrawals, and there may be adverse tax consequences. See "C. Taxation of the Contract in General" under FEDERAL TAX CONSIDERATIONS.


If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.


H.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

                             CHARGES AND DEDUCTIONS


Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. The Company uses a portion of the mortality and expense risk charge and the surrender charge described below to recover expenses associated with the Payment Credit. Even though the Payment Credit is credited during the accumulation phase only, the mortality and expense risk charge applies during both the accumulation phase and the annuity payout phase. The Company expects to make a profit from the charges it makes to recover the expenses of the Payment Credit. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.


A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.


If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses, and to partially recover the expenses associated with the Payment Credit.


This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. For specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Portfolio Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs for the Underlying Portfolios also contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with the Prospectus.

B.  CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract Fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available.


Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Portfolios; investment managers or sub-advisers of the Underlying Portfolios; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

C.  OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers a number of riders that are only available if elected by the Owner at issue. A separate monthly charge is made for each Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.


The applicable charge for the following is equal to the Accumulated Value on the last day of each Contract month and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Minimum Guaranteed Annuity Payout Rider with ten-year
  waiting period............................................  0.35%
Minimum Guaranteed Annuity Payout Rider with fifteen-year
  waiting period............................................  0.20%
Enhanced Death Benefit With Annual Step-Up..................  0.15%
7% Enhanced Death Benefit...................................  0.30%
7% Enhanced Death Benefit With Annual Step-Up...............  0.35%

For a description of the Riders, see "Optional Enhanced Death Benefit Rider" under "G. Death Benefit," and "I. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

E.  SURRENDER CHARGE


No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. The Company uses a portion of the surrender charge to recover expenses associated with the Payment Credit.


CALCULATION OF SURRENDER CHARGE. For purposes of determining the surrender charge, the Accumulated Value is divided into four categories:

    - The amount available under the Withdrawal Without Surrender Charge provision, described below;

    - Old Payments -- total payments invested in the Contract for more than nine years;

    - New Payments -- payments received by the Company during the nine years preceding the date of the surrender or withdrawal; and

    - Payment Credits.

Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. However, if a withdrawal or surrender is attributable all or in part to New Payments, a surrender charge may be imposed.

The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The following surrender charge table outlines these charges:


COMPLETE YEARS FROM
  DATE OF PAYMENT           CHARGE
-------------------         ------
    Less than 4              8.5%
    Less than 5              7.5%
    Less than 6              6.5%
    Less than 7              5.5%
    Less than 8              3.5%
    Less than 9              1.5%
    Thereafter                0


The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn.

The total charge equals the aggregate of all applicable surrender charges for a surrender and withdrawals, including the Withdrawal Adjustment Charge that may apply if a withdrawal is taken during the Annuity Payout phase (see "F. Withdrawals after the Annuity Date" under ANNUITIZATION -- THE PAYOUT PHASE). In no event will the total surrender and withdrawal charges exceed a maximum limit of 8.5% of total gross New Payments.


WITHDRAWAL WITHOUT SURRENDER CHARGE: Each calendar year prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Surrender Value without any applicable surrender charge ("Withdrawal Without Surrender Charge Amount" or "WWSC amount"). The WWSC amount is equal to the greater of A or B where:



        A  is earnings at the time of withdrawal excluding Payment Credits and



        B  is 15% times (X less Y)* less Z where:



            X  is the total gross payments made to the contract



            Y  is any previous withdrawals that exceed the WWSC amount



            Z  is any previous WWSC amount withdrawn in the same CALENDAR year



            *  In the contract, X less Y is referred to as the Gross Payment
               Base



To illustrate how this works assume the following:



    - The issue date is February 1, 2000.



    - The initial payment to the contract is $100,000.



    - No subsequent payments are made to the contract.



THE OWNER MAKES THE FOLLOWING WITHDRAWALS:



                  DATE OF      CONTRACT YEAR IN WHICH  EARNINGS AT THE TIME   AMOUNT OF
                 WITHDRAWAL       WITHDRAWAL MADE         OF WITHDRAWAL       WITHDRAWAL
               --------------  ----------------------  --------------------   ----------
Withdrawal #1  April 1, 2000            1st                   $2,000           $ 8,000
Withdrawal #2  August 1, 2000           1st                   $3,680           $ 8,000
Withdrawal #3  April 1, 2001            2nd                   $7,414           $15,000
Withdrawal #4  August 1, 2001           2nd                   $3,404           $ 2,000

WITHDRAWAL #1



First, determine the WWSC amount available at the time of the withdrawal:



        A  is $2,000



        B  is 15% times (X less Y) less Z where:



            X  is $100,000



            Y  is $0 (no previous withdrawals made)



            Z  is $0 (no withdrawal in same CALENDAR year made)



                15% times ($100,000 less $0) less $0 =



                15% times ($100,000) less $0 =



                $15,000 less $0 = $15,000



The greater of A or B is $15,000. This is the available WWSC amount at the time of Withdrawal #1



Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #1 of $8,000 is less than the WWSC amount of $15,000. Thus, it is not subject to surrender charges.



WITHDRAWAL #2



First, determine the WWSC amount available at the time of the withdrawal:



        A  is $3,680



        B  is 15% times (X less Y) less Z where:



            X  is $100,000



            Y  is $0 (Withdrawal #1, did not exceed the WWSC amount)



            Z  is $8,000 (Withdrawal #1 made in the same CALENDAR year)



            15% times ($100,000 less $0) less $8,000 =



            15% times ($100,000) less $8,000 =



            $15,000 less $8,000 = $7,000



The greater of A or B is $7,000. This is the available WWSC amount at the time of Withdrawal #2.



Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #2 of $8,000 exceeds the available WWSC amount of $7,000. Only $7,000 of
       Withdrawal #2 is part of the WWSC amount and $1,000 exceeds the WWSC amount.



WITHDRAWAL #3



First, determine the WWSC amount available at the time of the withdrawal:



        A  is $7,414



        B  is 15% times (X less Y) less Z where:

            X  is $100,000



            Y  is $1,000 ($1,000 of Withdrawal #2 exceeded the WWSC amount)



            Z  is $0 (This is the first withdrawal of this CALENDAR year)



            15% times ($100,000 less $1,000) less $0 =



            15% times ($99,000) less $0 =



            $14,850 less $0 = $14,850



The greater of A or B is $14,850. This is the available WWSC amount at the time of Withdrawal #3.



Second, compare the amount withdrawn to the available WWSC amount:


       Withdrawal #3 of $15,000 exceeds the available WWSC amount of $14,850. Only $14,850 of
       Withdrawal #3 is part of the WWSC amount and $150.00 exceeds the WWSC amount.


WITHDRAWAL #4



First, determine the WWSC amount available at the time of the withdrawal:



        A  is $3,404



        B  is 15% times (X less Y) less Z where:



            X  is $100,000



            Y is $1,150 ($1,000 of Withdrawal #2 and $150 of Withdrawal #3 exceeded the WWSC amount)



            Z is $9,900 (Withdrawal #3 was made in the same CALENDAR year. $9,900 of the total withdrawal of 15,000 was a withdrawal of the WWSC amount.)



            15% times ($100,000 less $6,100) less $9,900 =



            15% times ($93,900) less $9,900 =



            $14,085 less $9,900 = $4,185



The greater of A or B is $4,185. This is the available WWSC amount at the time of Withdrawal #4.



Second, compare the amount withdrawn to the available WWSC amount:



       Withdrawal #4 of $2,000 is less than the available WWSC amount of $4,185. Thus it, is not subject to surrender charges.



IF YOU NEVER MAKE A WITHDRAWAL IN ANY CALENDAR YEAR THAT EXCEEDS THE WWSC AMOUNT, THEN THE MAXIMUM AVAILABLE WWSC AMOUNT EACH CALENDAR YEAR WILL NEVER BE LESS THAN 15% TIMES THE GROSS PAYMENTS MADE TO THE CONTRACT.


EFFECT OF WITHDRAWAL WITHOUT SURRENDER CHARGE AMOUNT. When a withdrawal is taken, the Company initially determines the Withdrawal Without Surrender Charge Amount in the following order:

    - The Company first deducts the Withdrawal Without Surrender Charge Amount from Cumulative Earnings.

    - If the Withdrawal Without Surrender Charge Amount exceeds cumulative earnings, the Company will deem the excess to be withdrawn from New Payments on a last-in-first-out (LIFO) basis, so that the newest New Payments are withdrawn first. This results in those New Payments, which are otherwise subject to the highest surrender charge at that point in time, being withdrawn first without a surrender charge.

    - If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn.

After the entire Withdrawal Without Surrender Charge Amount available in a calendar year has been withdrawn, for the purposes of determining the amount of the surrender charge, if any, withdrawals will be deemed to be taken in the following order:

    - First from Old Payments

       - The surrender charge table is applicable, but because Old Payments have been invested in the Contract for more than 9 years, the surrender charge is 0%.

    - Second from New Payments

       - The surrender charge table is applicable.

       - Payments are now withdrawn from this category on a first-in-first-out
         (FIFO) basis, so that the oldest New Payments are now withdrawn first. This results in the withdrawal of New Payments with the lowest surrender charge first.

    - Third from Payment Credits.

       - The surrender charge table is not applicable to the withdrawal of Payment Credits.

For Qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only, the maximum amount available without a surrender charge during any calendar year will be the greatest of (a), (b) and (c) where (a) and
(b) are the same as above and (c) is the amount available as a Life Expectancy Distribution less any Withdrawal Without Surrender Charge taken during the same calendar year. (see "Life Expectancy Distributions" under DESCRIPTION OF THE CONTACT -- THE ACCUMULATION PHASE.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "F. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and see FEDERAL TAX CONSIDERATIONS.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the Issue Date of the Contract (or in the event that the original Owner or Annuitant has changed since issue, after being named Owner or Annuitant) and before attaining age 65. The Company may require proof of such disability and continuing disability and reserves the right to obtain an examination by a licensed physician of its choice and at its expense.

In addition, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is:

    (1) admitted to a medical care facility after becoming the Owner or Annuitant under the Contract and remains confined there until the later of one year after the Issue Date or 90 consecutive days; or

    (2) first diagnosed by a licensed physician as having a fatal illness after the Issue Date of the Contract and after being named Owner or Annuitant.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting. "Fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis. "Physician" means a person (other than the Owner, Annuitant or a member of one of their families) who is state licensed to give medical care or treatment and is acting within the scope of that license. "Physically disabled" means that the Owner or Annuitant, as applicable, has been unable to engage in an occupation or to conduct daily activities for a period of at least 12 consecutive months as a result of disease or bodily injury.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

    - the size and type of group or class, and the persistency expected from that group or class;

    - the total amount of payments to be received, and the manner in which payments are remitted;

    - the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

    - other transactions where sales expenses are likely to be reduced; or

    - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the Issue Date is within the following class of individuals (eligible persons):

    - employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

    - employees of the Company, its affiliates and subsidiaries; officers, directors, trustees and employees of any of the Underlying Portfolios;

    - investment managers or sub-advisers of the Underlying Portfolios; and

    - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents, and grandparents.

In addition, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Principal Office.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

F.  TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "E. Transfer Privilege" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "E. Transfers of Annuity Units" under ANNUITIZATION -- THE PAYOUT PHASE.

G.  WITHDRAWAL ADJUSTMENT CHARGE

After the Annuity Date, each calendar year the Owner may withdraw a portion of the present value of either all future annuity benefit payments or future guaranteed annuity benefit payments. If a withdrawal is made within 5 years of the Issue Date, the AIR or interest rate used to determine the annuity benefit payments is increased by one of the following adjustments:

15 or more years of annuity benefit payments being valued --        1.00%
10-14 years of annuity benefit payments being valued --             1.50%
Less than 10 years of annuity benefit payments being valued --      2.00%

The adjustment to the AIR or interest rate used to determine the present value results in lower future annuity benefit payments, and may be viewed as a charge under the Contract. The Withdrawal Adjustment Charge does not apply if a withdrawal is made in connection with the death of an Annuitant or if a withdrawal is made 5 or more years after the Issue Date.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate).

For more information see "F. Withdrawals After the Annuity Date," under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%. The Guarantee Period Accounts are not available in New York, Oregon, Maryland and Pennsylvania.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Scudder Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.



At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company, without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Scudder Money Market Sub-Account. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.



MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. No Market Value Adjustment applies for the deduction of Contract fees or Rider charges. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, (including withdrawals made as part of a pro-rata deduction for charges under an M-GAP Rider purchased or repurchased after issue) in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "F. Surrender and Withdrawals" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn. If a surrender charge applies to the withdrawal, it will be calculated as set forth in "E. Surrender Charge" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Portfolios will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

B.  QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.

C.  TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.


For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.


OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's total disability (as defined in the Code); or

    - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

    - irrespective of age, if the amount received is one of a series of substantially equal periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See
"D. Right to Cancel."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Portfolios. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The

Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of and the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Portfolio shares held by a Sub-Account, in the event that Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts and.

    (7) To combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation period, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Owner's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. ("NASD"). The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contracts. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.


The Company pays commissions not to exceed 7.0% of payments to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-782-8380.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

SALES RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume there are no partial withdrawals. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract.

The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values.

               HYPOTHETICAL          WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED        WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE             CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------------       ----------       ---------
    1            $56,160               $ 7,500               8.5%            $4,136
    2             60,653                 8,653               8.5%             4,250
    3             65,505                13,505               8.5%             4,250
    4             70,745                18,745               8.5%             4,250
    5             76,405                24,405               7.5%             3,750
    6             82,517                30,517               6.5%             3,250
    7             89,119                37,119               5.5%             2,750
    8             96,248                44,248               3.5%             1,750
    9            103,948                51,948               1.5%               750
   10            112,264                60,264               0.0%                 0

WITHDRAWALS -- Assume a payment of $50,000 is made on the Issue Date and no additional payments are made. Assume that there are withdrawals as detailed below. The Withdrawal Without Surrender Charge Amount is equal to the greater of 100% of cumulative earnings (excluding Payment Credits) or 15% of the total of all payments invested in the Contract less that portion of any prior withdrawal(s) of payments that are subject to the surrender charge table.

The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

               HYPOTHETICAL                            WITHDRAWAL           SURRENDER
CONTRACT       ACCUMULATED                          WITHOUT SURRENDER         CHARGE         SURRENDER
  YEAR            VALUE           WITHDRAWALS         CHARGE AMOUNT         PERCENTAGE        CHARGE
--------       ------------       -----------       -----------------       ----------       ---------
    1            $56,160            $     0              $ 7,500               8.5%            $  0
    2             60,653                  0                8,653               8.5%               0
    3             65,505                  0               13,505               8.5%               0
    4             70,745             30,000               18,745               8.5%             957
    5             44,005             10,000                5,812               7.5%             314
    6             36,725              5,000                5,184               6.5%               0
    7             34,264             10,000                5,184               5.5%             265
    8             26,205             15,000                4,461               3.5%             369
    9             12,101              5,000                2,880               1.5%              32
   10              7,669              5,000                2,562               0.0%               0

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $65,505.02 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $66,505.02

                               =  -$7,895.79

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $65,505.02

                               =  $4,407.41

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $65,505.02 or -$10,868.67)

                               =  Maximum (-$11,432.08 or -$10,868.67)

                               =  -$10,868.67

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $65,505.02 or $10,868.67)

                               =  Minimum of ($14,278.98 or $10,868.67)

                               =  $10,868.67

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                              SEPARATE ACCOUNT KG


                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
SUB-ACCOUNT                                       2000       1999       1998       1997       1996
-----------                                     --------   --------   --------   --------   --------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.197      1.000        N/A        N/A        N/A
  End of Period...............................    0.887      1.197        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   35,277      1,495        N/A        N/A        N/A

ALGER AMERICAN BALANCED PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.058      1.000        N/A        N/A        N/A
  End of Period...............................    1.014      1.058        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   26,637          0        N/A        N/A        N/A

CREDIT SUISSE WARBURG PINCUS EMERGING MARKETS
 PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.000        N/A        N/A        N/A        N/A
  End of Period...............................    0.748        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................    1,256        N/A        N/A        N/A        N/A

CREDIT SUISSE WARBURG PINCUS GLOBAL
 POST-VENTURE CAPITAL PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.000        N/A        N/A        N/A        N/A
  End of Period...............................    0.754        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................    2,555        N/A        N/A        N/A        N/A

DREYFUS MIDCAP STOCK PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.080      1.000        N/A        N/A        N/A
  End of Period...............................    1.153      1.080        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   20,310        516        N/A        N/A        N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
 INC.
Unit Value $:
  Beginning of Period.........................    1.177      1.000        N/A        N/A        N/A
  End of Period...............................    1.032      1.177        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................    8,187        878        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
SUB-ACCOUNT                                       2000       1999       1998       1997       1996
-----------                                     --------   --------   --------   --------   --------
INVESCO VIF UTILITIES FUND
Unit Value $:
  Beginning of Period.........................      N/A        N/A        N/A        N/A        N/A
  End of Period...............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................      N/A        N/A        N/A        N/A        N/A

SCUDDER 21ST CENTURY GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.000        N/A        N/A        N/A        N/A
  End of Period...............................    0.784        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................    5,228        N/A        N/A        N/A        N/A

SCUDDER CAPITAL GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.411      1.057      1.000        N/A        N/A
  End of Period...............................    1.254      1.411      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   44,215     30,553          0        N/A        N/A

SCUDDER GLOBAL DISCOVERY PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.563      1.057      1.000        N/A        N/A
  End of Period...............................    1.459      1.563      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   38,150     10,987          0        N/A        N/A

SCUDDER GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.........................    0.981      1.057      1.000        N/A        N/A
  End of Period...............................    0.947      0.981      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   39,552     34,413          0        N/A        N/A

SCUDDER HEALTH SCIENCES PORTFOLIO
Unit Value $:
  Beginning of Period.........................      N/A        N/A        N/A        N/A        N/A
  End of Period...............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................      N/A        N/A        N/A        N/A        N/A

SCUDDER INTERNATIONAL PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.501      1.057      1.000        N/A        N/A
  End of Period...............................    1.159      1.501      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   35,705     19,494          0        N/A        N/A

                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
SUB-ACCOUNT                                       2000       1999       1998       1997       1996
-----------                                     --------   --------   --------   --------   --------
SCUDDER AGGRESSIVE GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.386      1.000        N/A        N/A        N/A
  End of Period...............................    1.299      1.386        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   27,728      5,432        N/A        N/A        N/A

SCUDDER BLUE CHIP PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.532      1.241      1.105      1.000        N/A
  End of Period...............................    1.392      1.532      1.241      1.105        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................  104,322     85,136     49,320     13,179        N/A

SCUDDER CONTRARIAN VALUE PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.387      1.566      1.332      1.036      1.000
  End of Period...............................    1.588      1.387      1.566      1.332      1.036
Number of Units Outstanding at End of Period
 (in thousands)...............................   71,229     89,798     90,048     53,634        317

SCUDDER GLOBAL BLUE CHIP PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.235      1.057      1.000        N/A        N/A
  End of Period...............................    1.177      1.235      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   15,371      8,559          0        N/A        N/A

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.118      1.126      1.067      0.993      1.000
  End of Period...............................    1.223      1.118      1.126      1.067      0.993
Number of Units Outstanding at End of Period
 (in thousands)...............................   42,764     45,653     28,997      7,815        498

SCUDDER GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.828      1.352      1.191      0.995      1.000
  End of Period...............................    1.459      1.828      1.352      1.191      0.995
Number of Units Outstanding at End of Period
 (in thousands)...............................   95,167     76,104     56,608     24,186        370

SCUDDER HIGH YIELD PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.132      1.124      1.123      1.020      1.000
  End of Period...............................    1.019      1.132      1.124      1.123      1.020
Number of Units Outstanding at End of Period
 (in thousands)...............................  115,238    130,757    132,619     64,934        941

                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
SUB-ACCOUNT                                       2000       1999       1998       1997       1996
-----------                                     --------   --------   --------   --------   --------
SCUDDER INTERNATIONAL RESEARCH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.715      1.194      1.100      1.019      1.000
  End of Period...............................    1.345      1.715      1.194      1.100      1.019
Number of Units Outstanding at End of Period
 (in thousands)...............................   45,507     41,325     46,830     30,789        360

SCUDDER INVESTMENT GRADE BOND PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.109      1.148      1.079      1.003      1.000
  End of Period...............................    1.201      1.109      1.148      1.079      1.003
Number of Units Outstanding at End of Period
 (in thousands)...............................   39,396     41,387     29,010      8,255         22

SCUDDER MONEY MARKET PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.116      1.080      1.042      1.004      1.000
  End of Period...............................    1.168      1.116      1.080      1.042      1.004
Number of Units Outstanding at End of Period
 (in thousands)...............................   82,252     59,036     28,692     15,760      1,904

SCUDDER NEW EUROPE PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.016      1.057      1.000        N/A        N/A
  End of Period...............................    0.940      1.016      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................    7,628      4,224          0        N/A        N/A

SCUDDER SMALL CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    2.027      1.528      1.309      0.989      1.000
  End of Period...............................    1.785      2.027      1.528      1.309      0.989
Number of Units Outstanding at End of Period
 (in thousands)...............................   51,239     37,457     34,993     16,339        210

SCUDDER SMALL CAP VALUE PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.089      1.074      1.227      1.022      1.000
  End of Period...............................    1.117      1.089      1.074      1.227      1.022
Number of Units Outstanding at End of Period
 (in thousands)...............................   34,644     39,614     49,408     29,597        314

SCUDDER STRATEGIC INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.035      1.115      1.019      1.000        N/A
  End of Period...............................    1.047      1.035      1.115      1.019        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................    3,951      3,483      2,760      1,317        N/A

                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
SUB-ACCOUNT                                       2000       1999       1998       1997       1996
-----------                                     --------   --------   --------   --------   --------
SCUDDER TECHNOLOGY GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.761      1.000        N/A        N/A        N/A
  End of Period...............................    1.361      1.761        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   89,808     31,063        N/A        N/A        N/A

SCUDDER TOTAL RETURN PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.496      1.321      1.164      0.984      1.000
  End of Period...............................    1.436      1.496      1.321      1.164      0.984
Number of Units Outstanding at End of Period
 (in thousands)...............................  155,491    141,157     85,265     31,284        353

SVS DREMAN FINANCIAL SERVICES PORTFOLIO
Unit Value $:
  Beginning of Period.........................    0.907      1.057      1.000        N/A        N/A
  End of Period...............................    1.136      0.907      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   28,132     20,494          0        N/A        N/A

SVS DREMAN HIGH RETURN PORTFOLIO
Unit Value $:
  Beginning of Period.........................    0.893      1.057      1.000        N/A        N/A
  End of Period...............................    1.149      0.893      1.057        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   75,998     78,707          0        N/A        N/A

SVS DYNAMIC GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................      N/A        N/A        N/A        N/A        N/A
  End of Period...............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................      N/A        N/A        N/A        N/A        N/A

SVS FOCUS VALUE+GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.652      1.438      1.213      0.981      1.000
  End of Period...............................    1.565      1.652      1.438      1.213      0.981
Number of Units Outstanding at End of Period
 (in thousands)...............................   62,362     66,589     64,931     30,946        197

SVS FOCUSED LARGE CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.281      1.000        N/A        N/A        N/A
  End of Period...............................    1.149      1.281        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   16,016        637        N/A        N/A        N/A

                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
SUB-ACCOUNT                                       2000       1999       1998       1997       1996
-----------                                     --------   --------   --------   --------   --------
SVS GROWTH AND INCOME PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.147      1.000        N/A        N/A        N/A
  End of Period...............................    1.027      1.147        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   62,660     10,483        N/A        N/A        N/A

SVS GROWTH OPPORTUNITIES PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.162      1.000        N/A        N/A        N/A
  End of Period...............................    1.014      1.162        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   83,630     11,026        N/A        N/A        N/A

SVS INDEX 500 PORTFOLIO
Unit Value $:
  Beginning of Period.........................    1.090      1.000        N/A        N/A        N/A
  End of Period...............................    0.968      1.090        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................   52,751     17,600        N/A        N/A        N/A

SVS MID-CAP GROWTH PORTFOLIO
Unit Value $:
  Beginning of Period.........................      N/A        N/A        N/A        N/A        N/A
  End of Period...............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................      N/A        N/A        N/A        N/A        N/A

SVS STRATEGIC EQUITY PORTFOLIO
Unit Value $:
  Beginning of Period.........................      N/A        N/A        N/A        N/A        N/A
  End of Period...............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................      N/A        N/A        N/A        N/A        N/A

SVS VENTURE VALUE PORTFOLIO
Unit Value $:
  Beginning of Period.........................      N/A        N/A        N/A        N/A        N/A
  End of Period...............................      N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of Period
 (in thousands)...............................      N/A        N/A        N/A        N/A        N/A



No information is shown above for the Sub-Accounts that commenced operations after December 31, 2000.

                                   APPENDIX D
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 9.4%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the fifth contract year (the third year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of Future Guaranteed Annuity Benefit Payments = $119,961.92

       Maximum Present Value Withdrawal Amount = $89,971.44 ($119,961.92 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (89,971.44/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $376.56

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 X 75%)

       Annuity Units after withdrawal = 342.50 (1,370 X (1 -
       (49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 after the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWALS

EXAMPLE 3. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years.

       Last Monthly Annuity Benefit Payment = $1,436.50
       Withdrawal Amount = $14,365.00 (10 x 1,436.50)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of Future Annuity Benefit Payments = $234,482.77

       Annuity Units after withdrawal = 1,286.07
       (1,370 X (1 -(14,365.00/234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,413.96

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

EXAMPLE 4. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 X 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 X (1
       -(18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

Because the withdrawal is being made more than 5 years after the Issue Date, the rate used in the Present Value Determination is not increased by a Withdrawal Adjustment Charge. Because this is a Payment Withdrawal, the number of Annuity Units will not increase after the end of the 10-year period during which the Company guaranteed to make payments.

PRESENT VALUE WITHDRAWAL VERSUS PAYMENT WITHDRAWAL

EXAMPLE 5. Assume that the Owner has taken no previous withdrawals and would like to take a $10,000 withdrawal at the beginning of the fifth contract year (the third year of the Annuity Payout phase). At that time, the Annuitant's life expectancy is greater than 15 years. The following examples show the impact of taking the withdrawal under the Present Value Withdrawal Option and the Payment Withdrawal Option.

PRESENT VALUE WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 5% (3% AIR plus 2% Withdrawal Adjustment Charge)
       Present Value of future Guaranteed Annuity Benefit Payments = $119,961.92

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,255.80 (1,370 X (1 -
       (10,000/119,961.92)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,380.67

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since less than 10 years of guaranteed annuity payments are being valued, the Withdrawal Adjustment Charge is 2%. Because this is a Present Value Withdrawal, the number of Annuity Units will increase to 1,370 at the end of the 10-year period during which the Company guaranteed to make payments.

PAYMENT WITHDRAWAL

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment prior to withdrawal = $1,506.24

       Rate used in Present Value Determination = 4% (3% AIR plus 1% Withdrawal Adjustment Charge)
       Present Value of future Annuity Benefit Payments = $234,482.77

       Withdrawal = $10,000

       Annuity Units after withdrawal = 1,311.57 (1,370 X (1 -
       (10,000/$234,482.77)))
       Annuity Unit Value on the date of withdrawal = 1.09944
       Monthly Annuity Benefit Payment after withdrawal = $1,442.00

Because the withdrawal is being made within 5 years of the Issue Date, the rate used in the Present Value Determination is increased by a Withdrawal Adjustment Charge. Since there are more than 15 years of annuity payments being valued (the Annuitant's life expectancy is more than 15 years), the Withdrawal Adjustment Charge is 1%. Because this is a Payment Withdrawal, the number of Annuity Units will not increase at the end of the 10-year period during which the Company guaranteed to make payments.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS





THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE KEMPER GATEWAY PLUS PROSPECTUS OF SEPARATE ACCOUNT KG, DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-782-8380.






                                DATED MAY 1, 2001










AFLIAC Scudder Gateway Plus

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..............3

SERVICES....................................................................3

UNDERWRITERS................................................................4

ANNUITY BENEFIT PAYMENTS....................................................5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.................6

PERFORMANCE INFORMATION.....................................................6

TAX-DEFERRED ACCUMULATION...................................................13

FINANCIAL STATEMENTS........................................................F-1


                         GENERAL INFORMATION AND HISTORY


Separate Account KG (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone 508-855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, the Company had over $18 billion in assets and over $27 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.



Currently, 40 Sub-Accounts of the Variable Account are available under the Scudder Gateway Plus (formerly Kemper Gateway Plus contract) (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of The Alger American Fund ("Alger"), Credit Suisse Warburg Pincus Trust, Dreyfus Investment Portfolios ("Dreyfus"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund"), INVESCO Variable Investment Funds, Inc. (INVESCO VIF), Scudder Variable Series I ("Scudder"), or Scudder Variable Series II ("SVS"), open-end, registered management investment companies.

Two portfolios of Alger are available under the Contract: the Alger American Leveraged AllCap Portfolio and the Alger American Balanced Portfolio. Two portfolios of Credit Suisse Warburg Pincus Trust are available under the
Contract: the Credit Suisse Warburg Pincus Emerging Markets Portfolio and the Credit Suisse Warburg Pincus Global Post-Venture Capital Portfolio (together, the "Underlying Portfolios"). One portfolio of Dreyfus Investment Portfolios is available under the Contract: the Dreyfus MidCap Stock Portfolio. One portfolio of The Dreyfus Socially Responsible Growth Fund, Inc. is available under the
Contract: the Dreyfus Socially Responsible Growth Fund. One fund of INVESCO VIF is available under the Contract: INVESCO VIF Utilities Fund. Five portfolios of Scudder are available under the Contract: Scudder Capital Growth Portfolio, Scudder 21st Century Growth Portfolio, Scudder Global Discovery Portfolio, Scudder Growth and Income Portfolio, Scudder Health Sciences Portfolio, and Scudder International Portfolio. Twenty-seven different portfolios of SVS are available under the Contract: Scudder Aggressive Growth Portfolio, Scudder Blue Chip Portfolio, Scudder Contrarian Value Portfolio, Scudder Global Blue Chip Portfolio, Scudder Government Securities Portfolio, Scudder Growth Portfolio, Scudder High Yield Portfolio, Scudder International Research Portfolio, Scudder Investment Grade Bond Portfolio, Scudder Money Market Portfolio, Scudder New Europe Portfolio, Scudder Small Cap Growth Portfolio, Scudder Small Cap Value Portfolio, Scudder Strategic Income Portfolio, Scudder Technology Growth Portfolio, Scudder Total Return Portfolio, SVS Dreman Financial Services Portfolio, SVS Dreman High Return Equity Portfolio, SVS Dynamic Growth Portfolio, SVS Focused Large Cap Growth Portfolio, SVS Focus Value+Growth Portfolio, SVS Growth And Income Portfolio, SVS Growth Opportunities Portfolio, SVS Index 500 Portfolio, SVS Mid-Cap Growth Portfolio, SVS Strategic Equity Portfolio, and SVS Venture Value Portfolio. Each Underlying Portfolio available under the Contract has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account KG of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653, was organized in 1969 as a wholly owned subsidiary of First Allmerica, and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% of total payments is paid to Kemper Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Kemper Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $52,668,438, $37,629,063 and $55,047,545.85.



No commissions were retained by Allmerica Investments for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period.........................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period.............................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses....................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2).....0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum)..........................0.000039

(6)  Net Investment Rate (4) - (5)..................................................0.000296

(7)  Net Investment Factor 1.000000 + (6)...........................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7)..........................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Variable Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit Value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Owner has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed investment return of 3.0% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.0% assumed investment return used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation

Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999919 (the one-day adjustment factor for the assumed investment return of 3.0% per annum) produces a factor of 1.000109. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105121 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or
267.5818 times $1.105121, which produces a current monthly payment of $295.71.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAMS. To the extent permitted by law, the Company reserves the right to offer Enhanced Automatic Transfer Program(s) from time to time. If you elect to participate, the Company will credit an enhanced interest rate to payments made to the Enhanced Automatic Transfer Program. Eligible payments:

-    must be new payments to the Contract, including the initial payment,

-    must be allocated to the Fixed Account, which will be the source account,

- must be automatically transferred out of the Fixed Account to one or more Sub- Accounts over a specified time period and

-    will receive the enhanced rate while they remain in the Fixed Account.

You may be able to establish more than one Enhanced Automatic Transfer Program. Payments made to the Contract during the same month will be part of the same Enhanced Automatic Transfer Program if the length of the time period is the same and the enhanced rate is the same. The allocation for all of the amounts in the same program will be in accordance with the instructions for the most recent payment to this program. The monthly transfer will be made on the date designated for the initial payment to this program. The amount allocated will be determined by dividing the amount in the program by the number of remaining months. For example, for a six-month program, the first automatic transfer will be 1/6th of the balance; the second automatic transfer will be 1/5th of the balance, and so on.

Payments to different Enhanced Automatic Transfer Programs will be handled in accordance with the instructions for each particular program.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

         P(1 + T)(n)       =        ERV

         Where:   P        =        a hypothetical initial payment to the
                                    Variable Account of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        the ending redeemable value of the $1,000
                                    payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:


           COMPLETE YEARS
        FROM DATE OF PAYMENT                        CHARGE
            Less than 4                              8.5%
            Less than 4                              7.5%
            Less than 5                              6.5%
            Less than 6                              5.5%
            Less than 7                              3.5%
            Less than 8                              1.5%
            Thereafter                                 0%


No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

         P(1 + T)(n)       =        EV

     Where:       P        =        a hypothetical initial payment to the
                                    Variable Account of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  EV       =        the ending value of the $1,000 payment at
                                    the end of the specified period


The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

                               PERFORMANCE TABLES
                       ALLMERICA FINANCIAL LIFE INSURANCE
                               AND ANNUITY COMPANY


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)
                                                                                                  10 YEARS
                                                                         FOR YEAR                (OR SINCE
                                                         SUB-ACCOUNT      ENDED                  INCEPTION
                                                        INCEPTION DATE   12/31/00    5 YEARS      IF LESS)
                                                        --------------   --------    -------      --------
Alger American Balanced Portfolio...............           11/15/99        -11.12%     N/A         -5.37%
Alger American Leveraged AllCap Portfolio.......           11/15/99        -31.39%     N/A        -16.15%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio.......................................            5/1/00         N/A         N/A        -30.59%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio...............................            5/1/00         N/A         N/A        -30.05%
Dreyfus MidCap Stock Portfolio..................           6/23/99          -1.01%     N/A         4.47%
Dreyfus Socially Responsible Growth Portfolio...           6/23/99         -18.67%     N/A         -2.87%
INVESCO VIF Utilities Fund......................             N/A*          N/A         N/A          N/A
Scudder 21st Century Growth Portfolio...........            5/1/00         N/A         N/A        -27.25%
Scudder Capital Growth Portfolio................           5/11/98         -17.67%     N/A         5.98%
Scudder Global Discovery Portfolio..............            5/6/98         -13.56%     N/A         12.55%
Scudder Growth and Income Portfolio.............            5/1/98         -10.49%     N/A         -4.79%
Scudder Health Sciences Portfolio...............             N/A*          N/A         N/A          N/A
Scudder International Portfolio.................            5/6/98         -28.49%     N/A         2.67%
Scudder Aggressive Growth Portfolio.............            5/3/99         -13.20%     N/A         12.19%
Scudder Blue Chip Portfolio.....................            5/1/97         -15.86%     N/A         6.58%
Scudder Contrarian Value Portfolio..............           11/13/96          6.20%     N/A         9.04%
Scudder Global Blue Chip Portfolio..............           5/12/98         -11.64%     N/A         3.32%
Scudder Government Securities Portfolio.........           12/4/96           1.45%     N/A         1.67%
Scudder Growth Portfolio........................           12/4/96         -26.12%     N/A         6.60%
Scudder High Yield Portfolio....................           11/13/96        -16.50%     N/A         -2.73%
Scudder International Research Portfolio........           11/13/96        -27.34%     N/A         4.08%
Scudder Investment Grade Bond Portfolio.........           12/12/96          0.51%     N/A         1.27%
Scudder Money Market Portfolio..................           11/20/96         -2.99%     N/A         0.46%
Scudder New Europe Portfolio....................            5/5/98         -14.18%     N/A         -5.06%
Scudder Small Cap Growth Portfolio..............           12/4/96         -18.49%     N/A         12.41%
Scudder Small Cap Value Portfolio...............           11/13/96         -4.85%     N/A         -0.54%
Scudder Strategic Income Portfolio..............            5/1/97          -6.18%     N/A         -1.74%
Scudder Technology Growth Portfolio.............            5/3/99         -28.71%     N/A         15.34%
Scudder Total Return Portfolio..................           11/29/96        -11.04%     N/A         6.13%
SVS Dreman Financial Services Portfolio.........            5/4/98          16.70%     N/A         1.92%
SVS Dreman High Return Portfolio................            5/4/98          20.11%     N/A         2.33%
SVS Dynamic Growth Portfolio....................             N/A*          N/A         N/A          N/A
SVS Focus Value+Growth Portfolio................           11/29/96        -12.14%     N/A         8.63%
SVS Focused Large Cap Growth Portfolio..........           10/29/99        -16.83%     N/A         5.52%
SVS Growth And Income Portfolio.................           10/29/99        -17.16%     N/A         -4.46%
SVS Growth Opportunities Portfolio..............           10/29/99        -19.27%     N/A         -5.53%
SVS Index 500 Portfolio.........................            9/1/99         -17.74%     N/A         -7.92%
SVS Mid-Cap Growth Portfolio....................             N/A*          N/A         N/A          N/A
SVS Strategic Equity Portfolio..................             N/A*          N/A         N/A          N/A
SVS Venture Value Portfolio.....................             N/A*          N/A         N/A          N/A


* This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                    SUB-ACCOUNT    FOR YEAR                     SINCE
                                                     INCEPTION       ENDED                   INCEPTION OF
                                                       DATE        12/31/00     5 YEARS       SUB-ACCOUNT
                                                       ----        --------     -------       -----------
Alger American Balanced Portfolio............        11/15/99        -4.12%       N/A              1.28%
Alger American Leveraged AllCap Portfolio....        11/15/99       -25.88%       N/A            -10.10%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio....................................         5/1/00         N/A          N/A            -25.18%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio............................         5/1/00         N/A          N/A            -24.59%
Dreyfus MidCap Stock Portfolio...............         6/23/99         6.77%       N/A              9.83%
Dreyfus Socially Responsible Growth Portfolio         6/23/99       -12.28%       N/A              2.10%
INVESCO VIF Utilities Fund...................           N/A*         N/A          N/A             N/A
Scudder 21st Century Growth Portfolio........         5/1/00         N/A          N/A            -21.56%
Scudder Capital Growth Portfolio.............         5/11/98       -11.16%       N/A              8.94%
Scudder Global Discovery Portfolio...........         5/6/98         -6.61%       N/A             15.30%
Scudder Growth and Income Portfolio..........         5/1/98         -3.47%       N/A             -2.01%
Scudder Health Sciences Portfolio............           N/A*         N/A          N/A             N/A
Scudder International Portfolio..............         5/6/98        -22.80%       N/A              5.72%
Scudder Aggressive Growth Portfolio..........         5/3/99         -6.29%       N/A             17.02%
Scudder Blue Chip Portfolio..................         5/1/97         -9.13%       N/A              9.44%
Scudder Contrarian Value Portfolio...........        11/13/96        14.50%       N/A             11.84%
Scudder Global Blue Chip Portfolio...........         5/12/98        -4.71%       N/A              6.37%
Scudder Government Securities Portfolio......         12/4/96         9.37%       N/A              5.06%
Scudder Growth Portfolio.....................         12/4/96       -20.19%       N/A              9.72%
Scudder High Yield Portfolio.................        11/13/96        -9.96%       N/A              0.46%
Scudder International Research Portfolio.....        11/13/96       -21.60%       N/A              7.43%
Scudder Investment Grade Bond Portfolio......        12/12/96         8.36%       N/A              4.63%
Scudder Money Market Portfolio...............        11/20/96         4.63%       N/A              3.85%
Scudder New Europe Portfolio.................         5/5/98         -7.48%       N/A             -2.29%
Scudder Small Cap Growth Portfolio...........         12/4/96       -11.96%       N/A             15.28%
Scudder Small Cap Value Portfolio............        11/13/96         2.60%       N/A              2.71%
Scudder Strategic Income Portfolio...........         5/1/97          1.14%       N/A              1.26%
Scudder Technology Growth Portfolio..........         5/3/99        -22.67%       N/A             20.38%
Scudder Total Return Portfolio...............        11/29/96        -3.99%       N/A              9.26%
SVS Dreman Financial Services Portfolio......         5/4/98         25.26%       N/A              4.92%
SVS Dreman High Return Portfolio.............         5/4/98         28.69%       N/A              5.36%
SVS Dynamic Growth Portfolio.................           N/A*         N/A          N/A             N/A
SVS Focus Value+Growth Portfolio.............        11/29/96        -5.25%       N/A             11.59%
SVS Focused Large Cap Growth Portfolio.......        10/29/99       -10.30%       N/A             12.58%
SVS Growth And Income Portfolio..............        10/29/99       -10.45%       N/A              2.28%
SVS Growth Opportunities Portfolio...........        10/29/99       -12.66%       N/A              1.23%
SVS Index 500 Portfolio.....................          9/1/99        -11.19%       N/A             -2.38%
SVS Mid-Cap Growth Portfolio.................           N/A*         N/A          N/A             N/A
SVS Strategic Equity Portfolio...............           N/A*         N/A          N/A             N/A
SVS Venture Value Portfolio..................           N/A*         N/A          N/A             N/A


* This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                              10 YEARS
                                                     PORTFOLIO     FOR YEAR                   (OR SINCE
                                                     INCEPTION       ENDED                    INCEPTION
                                                        DATE       12/31/00      5 YEARS      IF LESS)
                                                        ----       --------      -------      --------
Alger American Balanced Portfolio.............         9/5/89       -11.12%      12.39%         8.63%
Alger American Leveraged AllCap Portfolio.....        1/25/95       -31.39%      20.67%        28.71%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio.....................................        12/31/97      -37.39%        N/A         -5.18%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio.............................        9/30/96       -25.85%        N/A          5.46%
Dreyfus MidCap Stock Portfolio................         5/1/98       -1.01%         N/A          1.49%
Dreyfus Socially Responsible Growth Portfolio.        10/7/93       -18.67%      14.22%        14.78%
INVESCO VIF Utilities Fund....................         1/3/95       -3.74%       14.47%        13.34%
Scudder 21st Century Growth Portfolio.........         5/3/99       -29.20%        N/A         14.41%
Scudder Capital Growth Portfolio..............        7/16/85       -17.67%      15.40%        14.25%
Scudder Global Discovery Portfolio............         5/1/96       -13.56%        N/A         13.79%
Scudder Growth and Income Portfolio...........         5/2/94       -10.49%       7.75%        10.70%
Scudder Health Sciences Portfolio.............          N/A*          N/A          N/A           N/A
Scudder International Portfolio...............         5/1/87       -28.49%       7.76%         7.50%
Scudder Aggressive Growth Portfolio...........         5/3/99       -13.20%        N/A         12.19%
Scudder Blue Chip Portfolio...................         5/1/97       -15.86%        N/A          6.58%
Scudder Contrarian Value Portfolio............         5/1/96        6.20%         N/A         10.87%
Scudder Global Blue Chip Portfolio............         5/5/98       -11.64%        N/A          2.56%
Scudder Government Securities Portfolio.......         9/3/87        1.45%        1.01%         3.24%
Scudder Growth Portfolio......................        12/9/83       -26.12%       9.14%        13.13%
Scudder High Yield Portfolio..................         4/6/82       -16.50%      -0.84%         8.40%
Scudder International Research Portfolio......         1/6/92       -27.34%       5.55%         6.14%
Scudder Investment Grade Bond Portfolio.......         5/1/96        0.51%         N/A          1.54%
Scudder Money Market Portfolio................         4/6/82       -2.99%        0.33%         0.47%
Scudder New Europe Portfolio..................         5/5/98       -14.18%        N/A         -5.06%
Scudder Small Cap Growth Portfolio.............        5/2/94       -18.49%      15.43%        15.95%
Scudder Small Cap Value Portfolio.............         5/1/96       -4.85%         N/A         -0.69%
Scudder Strategic Income Portfolio............         5/1/97       -6.18%         N/A         -1.74%
Scudder Technology Growth Portfolio..........          5/3/99       -28.71%        N/A         15.34%
Scudder Total Return Portfolio...............          4/6/82       -11.04%       8.04%         8.85%
SVS Dreman Financial Services Portfolio......          5/4/98       16.70%         N/A          1.92%
SVS Dreman High Return Portfolio.............          5/4/98       20.11%         N/A          2.33%
SVS Dynamic Growth Portfolio.................           N/A*          N/A          N/A           N/A
SVS Focus Value+Growth Portfolio.............          5/1/96       -12.14%        N/A         11.20%
SVS Focused Large Cap Growth Portfolio.......         10/29/99      -16.83%        N/A          5.52%
SVS Growth And Income Portfolio..............         10/29/99      -17.16%        N/A         -4.46%
SVS Growth Opportunities Portfolio...........         10/29/99      -19.27%        N/A         -5.53%
SVS Index 500 Portfolio......................          9/1/99       -17.74%        N/A         -7.92%
SVS Mid-Cap Growth Portfolio.................           N/A*          N/A          N/A           N/A
SVS Strategic Equity Portfolio...............           N/A*          N/A          N/A           N/A
SVS Venture Value Portfolio..................           N/A*          N/A          N/A           N/A


* This is a new Sub-Account so no historical figures are available.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.



                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO(1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)

                                                                                           10 YEARS
                                                       PORTFOLIO     FOR YEAR              (OR SINCE
                                                       INCEPTION      ENDED                INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO             DATE       12/31/00    5 YEARS   IF LESS)
---------------------------------------------             ----       --------    -------   --------
Alger American Balanced Portfolio................        9/5/89       -4.12%     15.26%     11.19%
Alger American Leveraged AllCap Portfolio........        1/25/95     -25.88%     21.44%     29.08%
Credit Suisse Warburg Pincus Emerging Markets
Portfolio........................................       12/31/97     -32.51%       N/A      -0.51%
Credit Suisse Warburg Pincus Global Post-Venture
Capital Portfolio................................        9/30/96     -20.07%       N/A       9.51%
Dreyfus MidCap Stock Portfolio...................        5/1/98       6.77%        N/A       4.47%
Dreyfus Socially Responsible Growth Portfolio....        10/7/93     -12.28%     16.80%     16.88%
INVESCO VIF Utilities Fund.......................        1/3/95       3.76%      15.33%     14.01%
Scudder 21st Century Growth Portfolio............        5/3/99      -23.67%       N/A      19.04%
Scudder Capital Growth Portfolio.................        7/16/85     -11.16%     17.94%     16.08%
Scudder Global Discovery Portfolio...............        5/1/96       -6.61%       N/A      16.39%
Scudder Growth and Income Portfolio..............        5/2/94       -3.47%     10.52%     12.76%
Scudder Health Sciences Portfolio................          N/A*        N/A         N/A        N/A
Scudder International Portfolio..................        5/1/87      -22.80%     10.81%      9.84%
Scudder Aggressive Growth Portfolio..............        5/3/99       -6.29%       N/A      17.02%
Scudder Blue Chip Portfolio......................        5/1/97       -9.13%       N/A       9.44%
Scudder Contrarian Value Portfolio...............        5/1/96       14.50%       N/A      13.18%
Scudder Global Blue Chip Portfolio...............        5/5/98       -4.71%       N/A       5.56%
Scudder Government Securities Portfolio..........        9/3/87       9.37%       4.49%      5.74%
Scudder Growth Portfolio.........................        12/9/83     -20.19%     11.95%     14.76%
Scudder High Yield Portfolio.....................        4/6/82       -9.96%      2.36%      9.94%
Scudder International Research Portfolio.........        1/6/92      -21.60%      8.67%      8.35%
Scudder Investment Grade Bond Portfolio..........        5/1/96       8.36%        N/A       4.52%
Scudder Money Market Portfolio...................        4/6/82       4.63%       3.80%      3.36%
Scudder New Europe Portfolio.....................        5/5/98       -7.48%       N/A      -2.29%
Scudder Small Cap Growth Portfolio...............        5/2/94      -11.96%     17.91%     17.98%
Scudder Small Cap Value Portfolio................        5/1/96       2.60%        N/A       2.13%
Scudder Strategic Income Portfolio...............        5/1/97       1.14%        N/A       1.26%
Scudder Technology Growth Portfolio..............        5/3/99      -22.67%       N/A      20.38%
Scudder Total Return Portfolio...................        4/6/82       -3.99%     10.95%     10.89%
SVS Dreman Financial Services Portfolio..........        5/4/98       25.26%       N/A       4.92%
SVS Dreman High Return Portfolio.................        5/4/98       28.69%       N/A       5.36%
SVS Dynamic Growth Portfolio.....................          N/A*        N/A         N/A        N/A
SVS Focus Value+Growth Portfolio.................        5/1/96       -5.25%       N/A      13.59%
SVS Focused Large Cap Growth Portfolio...........       10/29/99     -10.30%       N/A      12.58%
SVS Growth And Income Portfolio..................       10/29/99     -10.45%       N/A       2.28%
SVS Growth Opportunities Portfolio...............       10/29/99     -12.66%       N/A       1.23%
SVS Index 500 Portfolio..........................        9/1/99      -11.19%       N/A      -2.38%
SVS Mid-Cap Growth Portfolio.....................          N/A*        N/A         N/A        N/A


                                      12


SVS Strategic Equity Portfolio...................          N/A*        N/A         N/A        N/A
SVS Venture Value Portfolio......................          N/A*        N/A         N/A        N/A



* This is a new Sub-Account so no historical figures are available.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                  TABLE 3A
                       AVERAGE ANNUAL TOTAL RETURNS
                        INCLUDING 5% PAYMENT CREDIT
                    FOR PERIODS ENDING DECEMBER 31, 2000

                       SINCE INCEPTION OF SUB-ACCOUNT
              (Assuming COMPLETE Withdrawal of the Investment)

                                                  SUB ACCOUNT          PERIOD ENDING                  SINCE INCEPTION OF
                                                INCEPTION DATE           12/31/00        5 YEARS        SUB-ACCOUNT
                                               ----------------       ---------------    ---------    ------------------
Alger American Balanced Portfolio                 11/15/99                -8.26%            N/A             -2.65%
Alger American Leveraged AllCap Portfolio         11/15/99               -30.14%            N/A            -14.53%
Credit Suisse Warburg Pincus Emerging
  Markets Portfolio                                5/1/00                -34.93%            N/A            -27.85%
Credit Suisse Warburg Pincus Global
  Post-Venture Capital Portfolio                   5/1/00                -22.96%            N/A            -27.32%
Dreyfus MidCap Stock Portfolio                     6/23/99                 2.34%            N/A              6.70%
Dreyfus Socially Responsible Growth Portfolio      6/23/99               -15.90%            N/A             -0.81%
INVESCO VIF Utilities Fund                          N/A                    N/A*             N/A              N/A
Scudder 21st Century Growth Portfolio              5/1/00                  N/A*             N/A            -24.49%
Scudder Capital Growth Portfolio                   5/11/98               -15.26%            N/A              6.81%
Scudder Global Discovery Portfolio                 5/6/98                -12.01%            N/A             12.37%
Scudder Growth and Income Portfolio                5/1/98                 -7.27%            N/A             -3.72%
Scudder Health Sciences Portfolio                   N/A                    N/A*             N/A              N/A
Scudder International Portfolio                    5/6/99                -26.68%            N/A              3.21%
Scudder Aggressive Growth Portfolio                5/3/97                -11.08%            N/A             13.70%
Scudder Blue Chip Portfolio                        5/1/97                -14.07%            N/A              7.05%
Scudder Contrarian Value Portfolio                11/13/96                10.23%            N/A             11.28%
Scudder Global Blue Chip Portfolio                 5/12/98                -8.51%            N/A              4.61%
Scudder Government Securities Portfolio           12/4/96                  5.27%            N/A              4.25%
Scudder Growth Portfolio                          12/4/96                -24.75%            N/A              7.64%
Scudder High Yield Portfolio                      11/13/96               -13.54%            N/A             -0.60%
Scudder International Research Portfolio          11/13/96               -25.16%            N/A              6.21%
Scudder Investment Grade Bond Portfolio           12/12/96                 4.28%            N/A              3.77%
Scudder Money Market Portfolio                    11/20/96                 0.37%            N/A              2.65%
Scudder New Europe Portfolio                       5/5/98                -10.89%            N/A             -3.75%
Scudder Small Cap Growth Portfolio                12/4/96                -16.89%            N/A             13.38%
Scudder Small Cap Value Portfolio                 11/13/96                -1.34%            N/A              1.72%
Scudder Strategic Income Portfolio                 5/1/97                 -2.50%            N/A              0.20%
Scudder Technology Growth Portfolio                5/3/99                -30.23%            N/A             13.88%
Scudder Total Return Portfolio                    11/29/96                -8.57%            N/A              7.72%
SVS Dreman Financial Services Portfolio            5/4/98                 21.18%            N/A              2.93%
SVS Dreman High Return Portfolio                   5/4/98                 24.53%            N/A              3.18%
SVS Dynamic Growth Portfolio                        N/A                    N/A*             N/A              N/A
SVS Focus Value+Growth Portfolio                  11/29/96                -9.03%            N/A             10.91%
SVS Focused Large Cap Growth Portfolio            10/29/99                -13.99%           N/A              8.74%
SVS Growth And Income Portfolio                   10/29/99                -16.22%           N/A             -3.41%
SVS Growth Opportunities Portfolio                10/29/99                -18.96%           N/A             -5.04%
SVS Index 500 Portfolio                            9/1/99                 -15.75%           N/A             -6.39%
SVS Mid-Cap Growth Portfolio                        N/A                     N/A*            N/A              N/A
SVS Strategic Equity Portfolio                      N/A                     N/A*            N/A              N/A
SVS Venture Value Portfolio                         N/A                     N/A*            N/A              N/A


* This is a new Sub-Account so no historical figures are available.

                                   TABLE 4A
                         AVERAGE ANNUAL TOTAL RETURNS
                          INCLUDING 5% PAYMENT CREDIT
                     FOR PERIODS ENDING DECEMBER 31, 2000

                      SINCE INCEPTION OF UNDERLYING FUND
               (Assuming COMPLETE Withdrawal of the Investment)


                                                          FUND                                           SINCE INCEPTION OF
                                                        INCEPTION      PERIOD ENDING                         FUND
                                                          DATE            12/31/00        5 YEARS           1/0/00
                                                        ---------      ---------------   ---------    ------------------
Alger American Balanced Portfolio                          9/5/89         -8.26%           14.56%           10.86%
Alger American Leveraged AllCap Portfolio                 1/25/95        -30.14%           20.08%           27.96%
Credit Suisse Warburg Pincus Emerging Markets Portfolio  12/31/97        -34.93%            N/A             -1.74%
Credit Suisse Warburg Pincus Global Post-Venture
  Capital Portfolio                                       9/30/96        -22.96%            N/A              9.14%
Dreyfus MidCap Stock Portfolio                             5/1/98          2.34%            N/A              2.41%
Dreyfus Socially Responsible Growth Portfolio             10/7/93        -15.90%           16.40%           16.79%
INVESCO VIF Utilities Fund                                 1/3/95          0.13%           15.43%           14.06%
Scudder 21st Century Growth Portfolio                      5/3/99        -26.52%            N/A             17.14%
Scudder Capital Growth Portfolio                          7/16/85        -15.26%           17.14%           15.56%
Scudder Global Discovery Portfolio                         5/1/96        -12.01%            N/A             14.34%
Scudder Growth and Income Portfolio                        5/2/94         -7.27%            9.99%           12.60%
Scudder Health Sciences Portfolio                           N/A            N/A*              N/A             N/A
Scudder International Portfolio                            5/1/87        -26.68%            9.54%            9.10%
Scudder Aggressive Growth Portfolio                        5/3/99        -11.08%            N/A             13.70%
Scudder Blue Chip Portfolio                                5/1/97        -14.07%            N/A              7.05%
Scudder Contrarian Value Portfolio                         5/1/96         10.23%            N/A             12.77%
Scudder Global Blue Chip Portfolio                         5/5/98         -8.51%            N/A              3.76%
Scudder Government Securities Portfolio                    9/3/87          5.27%            3.81%            5.90%
Scudder Growth Portfolio                                  12/9/83        -24.75%           10.13%           13.46%
Scudder High Yield Portfolio                               4/6/82        -13.54%            1.40%            9.96%
Scudder International Research Portfolio                   1/6/92        -25.16%            7.65%            8.01%
Scudder Investment Grade Bond Portfolio                    5/1/96          4.28%            N/A              3.77%
Scudder Money Market Portfolio                             4/6/82          0.37%            2.76%            3.18%
Scudder New Europe Portfolio                               5/5/98        -10.89%            N/A             -3.75%
Scudder Small Cap Growth Portfolio                         5/2/94        -16.89%           16.24%           16.52%
Scudder Small Cap Value Portfolio                          5/1/96         -1.34%            N/A              1.22%
Scudder Strategic Income Portfolio                         5/1/97         -2.50%            N/A              0.20%
Scudder Technology Growth Portfolio                        5/3/99        -30.23%            N/A             13.88%
Scudder Total Return Portfolio                             4/6/82         -8.57%            9.64%           10.12%
SVS Dreman Financial Services Portfolio                    5/4/98         21.18%            N/A              2.93%
SVS Dreman High Return Portfolio                           5/4/96         24.53%            N/A              3.18%
SVS Dynamic Growth Portfolio                                N/A            N/A*             N/A              N/A
SVS Focus Value+Growth Portfolio                           5/1/96         -9.03%            N/A             13.09%
SVS Focused Large Cap Growth Portfolio                   10/29/99        -13.99%            N/A              8.74%
SVS Growth And Income Portfolio                          10/29/99        -16.22%            N/A             -3.41%
SVS Growth Opportunities Portfolio                       10/29/99        -18.96%            N/A             -5.04%
SVS Index 500 Portfolio                                    9/1/99        -15.75%            N/A             -6.39%
SVS Mid-Cap Growth Portfolio                                N/A            N/A*             N/A              N/A
SVS Strategic Equity Portfolio                              N/A            N/A*             N/A              N/A
SVS Venture Value Portfolio                                 N/A            N/A*             N/A              N/A


* This is a new Sub-Account so no historical figures are available.

YIELD AND EFFECTIVE YIELD - THE SCUDDER MONEY MARKET SUB-ACCOUNT



Set forth below is yield and effective yield information for the Scudder Money Market Sub-Account for the seven-day period ended December 31, 2000:

                  Yield                              4.72%%
                  Effective Yield                    4.84%%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The Scudder Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:



         Effective Yield = [(base period return + 1) (365/7) ] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.



                                     TAX-DEFERRED ACCUMULATION

                                         NON-QUALIFIED                            CONVENTIONAL
                                        ANNUITY CONTRACT                          SAVINGS PLAN

                                  AFTER-TAX CONTRIBUTIONS AND
                                     TAX-DEFERRED EARNINGS


                                                        TAXABLE LUMP SUM        AFTER-TAX CONTRIBUTIONS
                               NO WITHDRAWALS            SUM WITHDRAWAL          AND TAXABLE EARNINGS
                               --------------           ----------------        ------------------------

            Years 10              $107,946                   $86,448                    $81,693
            Years 20               233,048                   165,137                    133,476
            Years 30               503,133                   335,021                    218,082


This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; 8.5% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Separate Account KG.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000    1999    1998
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.1  $  0.5  $  0.5
     Universal life and investment product
       policy fees..............................   382.2   328.1   267.4
     Net investment income......................   140.4   150.2   151.3
     Net realized investment (losses) gains.....   (15.2)   (8.7)   20.0
     Other income (Note 1)......................    85.1    36.9     0.6
                                                  ------  ------  ------
         Total revenues.........................   592.6   507.0   439.8
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   167.2   173.6   153.9
     Policy acquisition expenses................    70.5    49.8    64.6
     Sales practice litigation..................    --      --      21.0
     Other operating expenses (Note 1)..........   197.8   151.3   104.1
     Restructuring costs........................     4.6    --      --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   440.1   374.7   343.6
                                                  ------  ------  ------
 Income before federal income taxes.............   152.5   132.3    96.2
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (36.7)   15.5    22.1
     Deferred...................................    69.7    30.5    11.8
                                                  ------  ------  ------
         Total federal income tax expense.......    33.0    46.0    33.9
                                                  ------  ------  ------
 Net income.....................................  $119.5  $ 86.3  $ 62.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,262.2 and $1,354.2)............................  $ 1,270.0  $ 1,324.6
     Equity securities at fair value (cost of $41.2 and
       $25.2)............................................       35.8       32.6
     Mortgage loans......................................      200.1      223.7
     Policy loans........................................      185.4      166.8
     Real estate and other long-term investments.........       15.1       25.1
                                                           ---------  ---------
         Total investments...............................    1,706.4    1,772.8
                                                           ---------  ---------
   Cash and cash equivalents.............................       50.8      132.9
   Accrued investment income.............................       33.7       36.0
   Deferred policy acquisition costs.....................    1,344.2    1,156.4
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      280.2      287.2
   Other assets..........................................       69.3       64.8
   Separate account assets...............................   14,688.2   14,527.9
                                                           ---------  ---------
         Total assets....................................  $18,172.8  $17,978.0
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,188.4  $ 2,274.7
     Outstanding claims and losses.......................       15.6       13.7
     Unearned premiums...................................        2.5        2.6
     Contractholder deposit funds and other policy
       liabilities.......................................       42.5       44.3
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,249.0    2,335.3
                                                           ---------  ---------
   Expenses and taxes payable............................      138.6      216.8
   Reinsurance premiums payable..........................       16.4       17.9
   Deferred federal income taxes.........................      168.5       94.8
   Separate account liabilities..........................   14,688.2   14,527.9
                                                           ---------  ---------
         Total liabilities...............................   17,260.7   17,192.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      423.7
   Accumulated other comprehensive (loss) income.........        4.7       (2.6)
   Retained earnings.....................................      481.2      361.7
                                                           ---------  ---------
         Total shareholder's equity......................      912.1      785.3
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $18,172.8  $17,978.0
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999     1998
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   423.7    407.9    386.9
     Issuance of common stock...................    --       15.8     21.0
                                                  ------   ------   ------
     Balance at end of period...................   423.7    423.7    407.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    (2.6)    24.1     38.5
     Appreciation (depreciation) during the
       period:
         Net appreciation (depreciation) on
           available-for-sale securities........    11.3    (41.1)   (23.4)
         (Provision) benefit for deferred
           federal income taxes.................    (4.0)    14.4      9.0
                                                  ------   ------   ------
         Other comprehensive income (loss)......     7.3    (26.7)   (14.4)
                                                  ------   ------   ------
     Balance at end of period...................     4.7     (2.6)    24.1
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   361.7    275.4    213.1
     Net income.................................   119.5     86.3     62.3
                                                  ------   ------   ------
     Balance at end of period...................   481.2    361.7    275.4
                                                  ------   ------   ------
         Total shareholder's equity.............  $912.1   $785.3   $709.9
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999    1998
 -------------                                 ------  ------  ------
 Net income..................................  $119.5  $ 86.3  $62.3
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........    11.3   (41.1) (23.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (4.0)   14.4    9.0
                                               ------  ------  -----
     Other comprehensive income (loss).......     7.3   (26.7) (14.4)
                                               ------  ------  -----
     Comprehensive income....................  $126.8  $ 59.6  $47.9
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000     1999     1998
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $ 119.5  $  86.3  $  62.3
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........     15.2      8.7    (20.0)
         Net amortization and depreciation...     (3.8)    (2.3)    (7.1)
         Sales practice litigation expense...    --       --        21.0
         Deferred federal income taxes.......     69.7     30.5     11.8
         Change in deferred acquisition
           costs.............................   (207.0)  (169.7)  (177.8)
         Change in reinsurance premiums
           payable...........................     (1.2)   (31.5)    40.8
         Change in accrued investment
           income............................      2.3     (2.5)     0.7
         Change in policy liabilities and
           accruals, net.....................    (86.8)    (8.4)   193.1
         Change in reinsurance receivable....      7.0     20.7    (56.9)
         Change in expenses and taxes
           payable...........................    (78.7)    64.1     55.4
         Other, net..........................    --       (14.8)   (28.5)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........   (163.8)   (18.9)    94.8
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    512.4    330.9    187.0
     Proceeds from disposals of equity
       securities............................      1.0     30.9     53.3
     Proceeds from disposals of other
       investments...........................     15.6      0.8     22.7
     Proceeds from mortgages matured or
       collected.............................     49.7     30.5     60.1
     Purchase of available-for-sale fixed
       maturities............................   (437.3)  (415.5)  (136.0)
     Purchase of equity securities...........    (16.0)   (20.2)   (30.6)
     Purchase of other investments...........    (45.9)   (44.1)   (22.7)
     Purchase of mortgages...................    --       --       (58.9)
     Other investing activities, net.........      2.2      2.0     (3.9)
                                               -------  -------  -------
         Net cash provided by (used in)
           investing activities..............     81.7    (84.7)    71.0
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........    --        14.6    --
     Proceeds from issuance of stock and
       capital paid in.......................    --         4.0     21.0
                                               -------  -------  -------
         Net cash provided by financing
           activities........................    --        18.6     21.0
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (82.1)   (85.0)   186.8
 Cash and cash equivalents, beginning of
  period.....................................    132.9    217.9     31.1
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $  50.8  $ 132.9  $ 217.9
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes (received) paid............  $  (5.6) $   4.4  $  36.2

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $89.7 and $35.5 million, respectively and total benefits, losses and expenses of $62.0 million and $24.4 million, respectively. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000 there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "ACCOUNTING FOR INCOME TAXES" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000.

The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999 and 1998, SMAFCO contributed $4.0 million and $21.0 million respectively, of additional paid-in capital to the Company.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999.

There were no contractual fixed maturity investment commitments at December 31, 2000.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   77.7   $   77.5
Due after one year through five years.......................     348.3      351.8
Due after five years through ten years......................     570.1      571.2
Due after ten years.........................................     266.1      269.5
                                                              --------   --------
Total.......................................................  $1,262.2   $1,270.0
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net appreciation (depreciation), beginning of year..........    $(10.4)      $  7.8      $ (2.6)
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------       ------      ------
                                                                  12.4         (5.1)        7.3
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $  2.0       $  2.7      $  4.7
                                                                ======       ======      ======

1999
Net appreciation (depreciation), beginning of year..........    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (75.3)        (0.2)      (75.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      34.4       --            34.4
(Provision) benefit from deferred federal income taxes......      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1998
Net appreciation (depreciation), beginning of year..........    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (16.2)       (14.3)      (30.5)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       7.1       --             7.1
(Provision) benefit from deferred federal income taxes......       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation(depreciation), end of year.................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

(1) Includes net appreciation (depreciation) on other investments of $4.9 million, $(3.1) million and 0.9 million in 2000, 1999 and 1998 respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $200.1 million and $234.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $1.7 million and $2.4 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and the real estate investment comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $116.7  $136.1
  Industrial/warehouse......................................    52.8    51.1
  Retail....................................................    21.6    28.3
  Residential...............................................     7.8    18.5
  Other.....................................................     2.9     3.0
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $ 77.6  $ 76.2
  South Atlantic............................................    58.4    60.7
  East North Central........................................    28.6    35.9
  Middle Atlantic...........................................    13.2    20.1
  New England...............................................    13.0    29.9
  West South Central........................................     1.8     1.9
  Other.....................................................     9.2    12.3
  Valuation allowances......................................    (1.7)   (2.4)
                                                              ------  ------
Total.......................................................  $200.1  $234.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $6.1 million; 2002 -- $11.0 million; 2004 -- $23.2 million; 2005 --
$9.6 million and $150.2 million thereafter. There are no expected maturities in 2003. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Balance at beginning of year................................    $ 2.4      $ 3.3      $9.4
Provisions..................................................     (0.7)      (0.8)     (4.5)
Write-offs..................................................    --          (0.1)     (1.6)
                                                                -----      -----      ----
Balance at end of year......................................    $ 1.7      $ 2.4      $3.3
                                                                =====      =====      ====

Provisions on mortgages during 2000, 1999, and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $11.4 million, with related reserves of $0.4 million and $0.7 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $8.2 million, $14.3 million and $17.0 million, with related interest income while such loans were impaired, of $1.0 million, $1.5 million and $2.0 million as of December 31, 2000, 1999 and 1998, respectively.

D.  OTHER

At December 31, 2000 and 1999, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $103.8  $107.2  $107.7
Mortgage loans..............................................    17.2    19.0    25.5
Equity securities...........................................     1.0     0.4     0.3
Policy loans................................................    14.0    12.4    11.7
Other long-term investments.................................     2.8     4.0     4.8
Short-term investments......................................     3.3     9.5     4.2
                                                              ------  ------  ------
    Gross investment income.................................   142.1   152.5   154.2
Less investment expenses....................................    (1.7)   (2.3)   (2.9)
                                                              ------  ------  ------
    Net investment income...................................  $140.4  $150.2  $151.3
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $0.2 million and $0.8 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.2 million and $1.2 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $12.2 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $0.9 million and $1.4 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.0 million, $1.1 million and $1.8 million in 2000, 1999 and 1998, respectively.

There were no mortgage loans which were non-income producing for the year ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.2 million which were non-income producing for year ended December 31, 2000. There were no fixed maturities which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $1.9 million, $0.9 million and $0.7 million in 2000, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Fixed maturities............................................  $(20.5) $(18.8) $(6.1)
Mortgage loans..............................................     0.7     0.8    8.0
Equity securities...........................................     0.9     8.5   15.7
Other long-term investments.................................     3.7     0.8    2.4
                                                              ------  ------  -----
Net realized investment (losses) gains......................  $(15.2) $ (8.7) $20.0
                                                              ======  ======  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0  $ 2.0
Equity securities...........................................     $ 52.6      $17.5  $ 0.9

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(2.9) million, $(18.0) million and $(5.6)
 million in 2000, 1999 and 1998, respectively)..............  $ (5.4) $(33.4) $ (8.2)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(6.9) million,
 $(3.6) million and $3.4 million in 2000, 1999 and 1998,
 respectively)..............................................   (12.7)   (6.7)    6.2
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $  7.3  $(26.7) $(14.4)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS", requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   50.8  $   50.8  $  132.9  $  132.9
  Fixed maturities..........................................   1,270.0   1,270.0   1,324.6   1,324.6
  Equity securities.........................................      35.8      35.8      32.6      32.6
  Mortgage loans............................................     200.1     208.5     223.7     222.8
  Policy loans..............................................     185.4     185.4     166.8     166.8
                                                              --------  --------  --------  --------
                                                              $1,742.1  $1,750.5  $1,880.6  $1,879.7
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $  978.3  $  946.2  $1,048.0  $1,014.9
  Supplemental contracts without life contingencies.........      19.9      19.9      25.0      25.0
  Other individual contract deposit funds...................      23.8      23.9      19.3      19.3
                                                              --------  --------  --------  --------
                                                              $1,022.0  $  990.0  $1,092.3  $1,059.2
                                                              ========  ========  ========  ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000   1999   1998
-------------                                                 ------  -----  -----
Federal income tax expense
  Current...................................................  $(36.7) $15.5  $22.1
  Deferred..................................................    69.7   30.5   11.8
                                                              ------  -----  -----
Total.......................................................  $ 33.0  $46.0  $33.9
                                                              ======  =====  =====

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Expected federal income tax expense.........................  $ 53.4   $ 46.3   $ 33.7
  Dividend received deduction...............................    (6.9)    --       --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   (13.3)    --       --
  Other, net................................................    (0.2)    (0.3)     0.2
                                                              ------   ------   ------
Federal income tax expense..................................  $ 33.0   $ 46.0   $ 33.9
                                                              ======   ======   ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2000     1999
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(227.2) $(233.7)
  AMT credit carryforwards..................................     (2.8)   --
  Deferred acquisition costs................................    398.3    339.7
  Investments, net..........................................      2.1     (4.0)
  Litigation reserves.......................................     (6.5)    (4.3)
  Other, net................................................      4.6     (2.9)
                                                              -------  -------
Deferred tax liability, net.................................  $ 168.5  $  94.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $434.1 million and $360.4 million at December 31, 2000 and 1999, respectively. Gross deferred income tax assets totaled $265.6 million and $265.6 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $183.9 million, $173.9 million and $145.4 million in 2000, 1999 and 1998 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.6 million and $48.6 million at December 31, 2000 and 1999, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

approval of the Delaware Commissioner of Insurance, is limited to the greater of
(i) 10% of its policyholders' surplus as of the preceding December 31 or
(ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 2000 and 1999 for the disability income business were $239.9 million and $241.5 million, respectively, traditional life were $10.0 million and $9.7 million, respectively, and universal and variable universal life were $30.3 million and $36.0 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 38.1  $ 41.3  $ 45.5
  Assumed...................................................    --      --      --
  Ceded.....................................................   (38.0)  (40.8)  (45.0)
                                                              ------  ------  ------
Net premiums................................................  $  0.1  $  0.5  $  0.5
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $188.7  $210.6  $204.0
  Assumed...................................................    --      --      --
  Ceded.....................................................   (21.5)  (37.0)  (50.1)
                                                              ------  ------  ------
  Net policy benefits, claims and losses....................  $167.2  $173.6  $153.9
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999     1998
-------------                                                 --------  --------  ------
Balance at beginning of year................................  $1,156.4  $  950.5  $765.3
  Acquisition expenses deferred.............................     277.5     219.5   242.4
  Amortized to expense during the year......................     (70.5)    (49.8)  (64.6)
  Adjustment to equity during the year......................     (19.2)     36.2     7.4
                                                              --------  --------  ------
Balance at end of year......................................  $1,344.2  $1,156.4  $950.5
                                                              ========  ========  ======

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $239.2 million and $240.7 million at December 31, 2000 and 1999. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement, and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Statutory net income........................................  $(40.3) $  5.0  $ (8.2)
Statutory shareholder's surplus.............................  $282.1  $342.7  $312.2

                    REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account KG of Allmerica Financial Life Insurance and Annuity Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 16, 2001

                              SEPARATE ACCOUNT KG

                      STATEMENTS OF ASSETS AND LIABILITIES

                              DECEMBER 31, 2000

                                                                           SMALL         SMALL        CONTRARIAN
                                                                         CAP VALUE     CAP GROWTH        VALUE      INTERNATIONAL
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  38,692,157  $  91,437,061  $ 113,108,239  $  61,197,779
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
Total assets ........................................................     38,692,157     91,437,061    113,108,239     61,197,779

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) .................................................              -            838             13          3,091
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $  38,692,157  $  91,436,223  $ 113,108,226  $  61,194,688
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  38,692,157  $  91,436,223  $ 113,108,226  $  61,194,688
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     34,644,253     51,238,783     71,229,444     45,506,909
Net asset value per unit, December 31, 2000 .........................  $    1.116842  $    1.784512  $    1.587942  $    1.344734

                                                                                                                        TOTAL
                                                                          GROWTH      VALUE+GROWTH    HORIZON 20+      RETURN
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $ 138,849,765  $  97,626,613  $  17,657,194  $ 223,322,471
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -            196              -            301
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................    138,849,765     97,626,809     17,657,194    223,322,772
LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................             36              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $ 138,849,729  $  97,626,809  $  17,657,194  $ 223,322,772
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $ 138,849,729  $  97,626,809  $  17,657,194  $ 223,322,772
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     95,167,085     62,361,862     13,869,067    155,490,505
Net asset value per unit, December 31, 2000 .........................  $    1.459010  $    1.565489  $    1.273135  $    1.436247

                                                                        HORIZON 10+     HORIZON 5
                                                                       -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  35,053,333  $  25,847,097
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -
Investments in shares of The Alger American Fund ....................              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -
Investments in shares of Janus Aspen Series .........................              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -
Investment income receivable ........................................              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................            175         23,590
                                                                       -------------  -------------
  Total assets ......................................................     35,053,508     25,870,687

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -
                                                                       -------------  -------------
  Net assets ........................................................  $  35,053,508  $  25,870,687
                                                                       =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  35,053,508  $  25,870,687
                                                                       =============  =============
Units outstanding, December 31, 2000 ................................     27,596,798     21,107,574
Net asset value per unit, December 31, 2000 .........................  $    1.270202  $    1.225659

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                              DECEMBER 31, 2000

                                                                                        INVESTMENT     GOVERNMENT       MONEY
                                                                         HIGH YIELD     GRADE BOND     SECURITIES       MARKET
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $ 117,431,649  $  47,331,818  $  52,292,153  $  95,843,233
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -        228,751
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -             12          1,360              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................    117,431,649     47,331,830     52,293,513     96,071,984

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................          2,903              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $ 117,428,746  $  47,331,830  $  52,293,513  $  96,071,984
                                                                       =============  =============  =============  =============

Net asset distribution by category:
 Variable annuity contracts .........................................  $ 117,428,746  $  47,331,830  $  52,293,513  $  96,071,984
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................    115,238,298     39,396,310     42,763,567     82,251,580
Net asset value per unit, December 31, 2000 .........................  $    1.019008  $    1.201428  $    1.222852  $    1.168026

                                                                                                      KVS DREMAN     KVS DREMAN
                                                                         STRATEGIC        BLUE         FINANCIAL     HIGH RETURN
                                                                         INCOME(a)        CHIP        SERVICES(a)     EQUITY(a)
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $   4,137,056  $ 145,247,901  $  31,967,252  $  87,315,339
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................      4,137,056    145,247,901     31,967,252     87,315,339

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -             49          2,864          2,963
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $   4,137,056  $ 145,247,852  $  31,964,388  $  87,312,376
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   4,137,056  $ 145,247,852  $  31,964,388  $  87,312,376
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................      3,950,660    104,322,088     28,131,673     75,997,953

Net asset value per unit, December 31, 2000 .........................  $    1.047181  $    1.392302  $    1.136242  $    1.148878

                                                                            NEW          GLOBAL
                                                                         EUROPE(a)      BLUE CHIP
                                                                       -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $   7,172,118  $  18,089,801
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -
Investments in shares of The Alger American Fund ....................              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -
Investments in shares of Janus Aspen Series .........................              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -
Investment income receivable ........................................              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -            551
                                                                       -------------  -------------
 Total assets .......................................................      7,172,118     18,090,352

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -
                                                                       -------------  -------------
  Net assets ........................................................  $   7,172,118  $  18,090,352
                                                                       =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   7,172,118  $  18,090,352
                                                                       =============  =============
Units outstanding, December 31, 2000 ................................      7,628,168     15,370,615
Net asset value per unit, December 31, 2000 .........................  $    0.940215  $    1.176944

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                            DECEMBER 31, 2000

                                                                                                                     KVS FOCUSED
                                                                        AGGRESSIVE     TECHNOLOGY     KVS INDEX       LARGE CAP
                                                                          GROWTH         GROWTH         500(a)         GROWTH
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  36,010,426  $ 122,270,603  $  51,088,347  $  18,402,392
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................            248              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................     36,010,674    122,270,603     51,088,347     18,402,392

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -          4,675          5,185              -
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $  36,010,674  $ 122,265,928  $  51,083,162  $  18,402,392
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  36,010,674  $ 122,265,928  $  51,083,162  $  18,402,392
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     27,728,012     89,807,516     52,751,208     16,015,728
Net asset value per unit, December 31, 2000 .........................  $    1.298711  $    1.361422  $    0.968379  $    1.149020

                                                                                                                       SCUDDER
                                                                           KVS            KVS           SCUDDER        GLOBAL
                                                                          GROWTH         GROWTH      INTERNATIONAL    DISCOVERY
                                                                       OPPORTUNITIES   AND INCOME      CLASS A(a)     CLASS A(a)
                                                                       -------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $  84,846,212  $  64,347,418  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -     41,386,173     55,676,384
Investments in shares of The Alger American Fund ....................              -              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -              -
Investment income receivable ........................................              -              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
  Total assets ......................................................     84,846,212     64,347,418     41,386,173     55,676,384
LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................          5,744          5,895              -          8,124
                                                                       -------------  -------------  -------------  -------------
  Net assets ........................................................  $  84,840,468  $  64,341,523  $  41,386,173  $  55,668,260
                                                                       =============  =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  84,840,468  $  64,341,523  $  41,386,173  $  55,668,260
                                                                       =============  =============  =============  =============
Units outstanding, December 31, 2000 ................................     83,629,597     62,660,406     35,704,755     38,150,268
Net asset value per unit, December 31, 2000 .........................  $    1.014479  $    1.026829  $    1.159122  $    1.459184

                                                                          SCUDDER         SCUDDER
                                                                          CAPITAL         GROWTH
                                                                          GROWTH        AND INCOME
                                                                        CLASS A(a)      CLASS A(a)
                                                                       -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................   $          -   $          -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................     55,439,105     37,467,267
Investments in shares of The Alger American Fund ....................              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -
Investments in shares of Janus Aspen Series .........................              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -
Investment income receivable ........................................              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................            594              -
                                                                       -------------  -------------
  Total assets ......................................................     55,439,699     37,467,267

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -             14
                                                                       -------------  -------------
  Net assets ........................................................  $  55,439,699  $  37,467,253
                                                                       =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  55,439,699  $  37,467,253
                                                                       =============  =============
Units outstanding, December 31, 2000 ................................     44,214,658     39,551,583
Net asset value per unit, December 31, 2000 .........................  $    1.253876  $    0.947301

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                              DECEMBER 31, 2000

                                                                          SCUDDER        ALGER
                                                                       21ST CENTURY     AMERICAN         ALGER
                                                                          GROWTH        LEVERAGED       AMERICAN
                                                                          CLASS A        ALLCAP         BALANCED
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $           -  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................      4,100,336              -              -
Investments in shares of The Alger American Fund ....................              -     31,292,158     27,021,599
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -
Investments in shares of Janus Aspen Series .........................              -              -              -
Investments in shares of Warburg Pincus Trust .......................              -              -              -
Investment income receivable ........................................              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -
                                                                       -------------  -------------  -------------
  Total assets ......................................................      4,100,336     31,292,158     27,021,599

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -            619
                                                                       -------------  -------------  -------------
  Net assets ........................................................  $   4,100,336  $  31,292,158  $  27,020,980
                                                                       =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   4,100,336  $  31,292,158  $  27,020,980
                                                                       =============  =============  =============
Units outstanding, December 31, 2000 ................................      5,227,641     35,276,816     26,637,270
Net asset value per unit, December 31, 2000 .........................  $    0.784357  $    0.887046  $    1.014405

                                                                                        DREYFUS
                                                                           DREYFUS      SOCIALLY        JANUS
                                                                           MIDCAP      RESPONSIBLE      ASPEN
                                                                           STOCK         GROWTH        GROWTH(b)
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $           -  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............     23,427,071              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -      8,450,428              -
Investments in shares of Janus Aspen Series .........................              -              -      1,868,298
Investments in shares of Warburg Pincus Trust .......................              -              -              -
Investment income receivable ........................................              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -
                                                                       -------------  -------------  -------------
  Total assets ......................................................     23,427,071      8,450,428      1,868,298

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................             90              -              -
                                                                       -------------  -------------  -------------
  Net assets ........................................................  $  23,426,981  $   8,450,428  $   1,868,298
                                                                       =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $  23,426,981  $   8,450,428  $   1,868,298
                                                                       =============  =============  =============
Units outstanding, December 31, 2000 ................................     20,310,145      8,187,194      1,753,282
Net asset value per unit, December 31, 2000 .........................  $    1.153462  $    1.032152  $    1.065600

                                                                           JANUS         WARBURG        WARBURG
                                                                           ASPEN          PINCUS     PINCUS GLOBAL
                                                                          GROWTH         EMERGING    POST-VENTURE
                                                                       AND INCOME(b)     MARKETS        CAPITAL
                                                                       -------------  -------------  -------------
ASSETS:
Investments in shares of Kemper Variable Series .....................  $           -  $           -  $           -
Investments in shares of Scudder Variable Life Investment
  Fund ..............................................................              -              -              -
Investments in shares of The Alger American Fund ....................              -              -              -
Investments in shares of Dreyfus Investment Portfolios ..............              -              -              -
Investment in shares of The Dreyfus Socially Responsible
  Growth Fund, Inc ..................................................              -              -              -
Investments in shares of Janus Aspen Series .........................      1,808,019              -              -
Investments in shares of Warburg Pincus Trust .......................              -        939,642      1,926,682
Investment income receivable ........................................              -              -              -
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) .........................................              -              -              -
                                                                       -------------  -------------  -------------
  Total assets ......................................................      1,808,019        939,642      1,926,682

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
 Company (Sponsor) ..................................................              -              -              -
                                                                       -------------  -------------  -------------
  Net assets ........................................................  $   1,808,019  $     939,642  $   1,926,682
                                                                       =============  =============  =============
Net asset distribution by category:
 Variable annuity contracts .........................................  $   1,808,019  $     939,642  $   1,926,682
                                                                       =============  =============  =============
Units outstanding, December 31, 2000 ................................      1,444,328      1,255,825      2,554,980
Net asset value per unit, December 31, 2000 .........................  $    1.251807  $    0.748227  $    0.754089

(b) No longer available.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                           SMALL         SMALL         CONTRARIAN
                                                                         CAP VALUE     CAP GROWTH        VALUE      INTERNATIONAL
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $     217,419  $           -  $   2,926,773  $           -
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        481,786      1,240,031      1,277,652        842,009
  Administrative expense fees .......................................         57,815        148,804        153,318        101,041
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................        539,601      1,388,835      1,430,970        943,050
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................       (322,182)    (1,388,835)     1,495,803       (943,050)
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -      8,805,351     19,024,028      9,952,007
  Net realized gain (loss) from sales of investments ................       (836,833)    11,648,094     (6,577,652)    (4,968,992)
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................       (836,833)    20,453,445     12,446,376      4,983,015
  Net unrealized gain (loss) ........................................      2,066,648    (33,442,272)    (1,545,743)   (18,808,041)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................      1,229,815    (12,988,827)    10,900,633    (13,825,026)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $     907,633  $ (14,377,662) $  12,396,436  $ (14,768,076)
                                                                       =============  =============  =============  =============

                                                                                                                       TOTAL
                                                                          GROWTH       VALUE+GROWTH   HORIZON 20+      RETURN
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $     560,681  $     414,897  $   6,868,031
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................      1,958,178      1,312,327        256,574      2,797,482
  Administrative expense fees .......................................        234,981        157,479         30,789        335,698
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................      2,193,159      1,469,806        287,363      3,133,180
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................     (2,193,159)      (909,125)       127,534      3,734,851
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................     13,272,179      9,531,578      2,143,637     10,302,046
  Net realized gain (loss) from sales of investments ................        911,685      1,869,969        (16,876)        42,006
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................     14,183,864     11,401,547      2,126,761     10,344,052
  Net unrealized gain (loss) ........................................    (47,582,480)   (15,995,186)    (4,532,912)   (23,004,734)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................    (33,398,616)    (4,593,639)    (2,406,151)   (12,660,682)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $ (35,591,775) $  (5,502,764) $  (2,278,617) $  (8,925,831)
                                                                       =============  =============  =============  =============


                                                                        HORIZON 10+     HORIZON 5
                                                                       -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $   1,134,083  $   1,117,930
                                                                       -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        490,077        357,528
  Administrative expense fees .......................................         58,810         42,903
                                                                       -------------  -------------
    Total expenses ..................................................        548,887        400,431
                                                                       -------------  -------------
    Net investment income (loss) ....................................        585,196        717,499
                                                                       -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................      2,835,207      1,341,516
  Net realized gain (loss) from sales of investments ................        112,297          4,191
                                                                       -------------  -------------
    Net realized gain (loss) ........................................      2,947,504      1,345,707
  Net unrealized gain (loss) ........................................     (6,095,367)    (2,579,039)
                                                                       -------------  -------------
    Net realized and unrealized gain (loss) .........................     (3,147,863)    (1,233,332)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $  (2,562,667) $    (515,833)
                                                                       =============  =============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                       INVESTMENT     GOVERNMENT       MONEY
                                                                        HIGH YIELD     GRADE BOND     SECURITIES       MARKET
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $  16,199,333  $   2,398,565  $   3,292,863  $   4,773,413
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................      1,566,817        565,616        624,663      1,008,184
  Administrative expense fees .......................................        188,018         67,874         74,959        120,983
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................      1,754,835        633,490        699,622      1,129,167
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................     14,444,498      1,765,075      2,593,241      3,644,246
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -              -              -              -
  Net realized gain (loss) from sales of investments ................     (8,842,510)      (213,697)      (472,554)             -
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................     (8,842,510)      (213,697)      (472,554)             -
  Net unrealized gain (loss) ........................................    (17,655,810)     2,057,650      2,329,573              -
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................    (26,498,320)     1,843,953      1,857,019              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $ (12,053,822) $   3,609,028  $   4,450,260  $   3,644,246
                                                                       =============  =============  =============  =============

                                                                                                      KVS DREMAN      KVS DREMAN
                                                                         STRATEGIC         BLUE        FINANCIAL         HIGH
                                                                         INCOME(a)         CHIP       SERVICES(a)   RETURN EQUITY(a)
                                                                       -------------  -------------  ------------  ----------------
INVESTMENT INCOME:
  Dividends .........................................................  $      90,519  $     537,281  $    337,340  $      1,329,535
                                                                       -------------  -------------  ------------  ----------------

EXPENSES:
  Mortality and expense risk fees ...................................         47,489      1,809,879       279,474           832,310
  Administrative expense fees .......................................          5,698        217,186        33,537            99,878
                                                                       -------------  -------------  ------------  ----------------
    Total expenses ..................................................         53,187      2,027,065       313,011           932,188
                                                                       -------------  -------------  ------------  ----------------
    Net investment income (loss) ....................................         37,332     (1,489,784)       24,329           397,347
                                                                       -------------  -------------  ------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -              -        44,979         3,323,837
  Net realized gain (loss) from sales of investments ................        (56,341)     1,011,035      (315,547)       (2,235,262)
                                                                       -------------  -------------  ------------  ----------------
    Net realized gain (loss) ........................................        (56,341)     1,011,035      (270,568)        1,088,575
  Net unrealized gain (loss) ........................................         71,686    (13,223,345)    6,304,349        15,639,488
                                                                       -------------  -------------  ------------  ----------------
    Net realized and unrealized gain (loss) .........................         15,345    (12,212,310)    6,033,781        16,728,063
                                                                       -------------  -------------  ------------  ----------------
    Net increase (decrease) in net assets from operations ...........  $      52,677  $ (13,702,094) $  6,058,110  $     17,125,410
                                                                       =============  =============  ============  ================

                                                                            NEW          GLOBAL
                                                                         EUROPE(a)      BLUE CHIP
                                                                       -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $      15,069  $           -
                                                                       -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................         71,228        187,037
  Administrative expense fees .......................................          8,547         22,445
                                                                       -------------  -------------
    Total expenses ..................................................         79,775        209,482
                                                                       -------------  -------------
    Net investment income (loss) ....................................        (64,706)      (209,482)
                                                                       -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................         15,069        155,879
  Net realized gain (loss) from sales of investments ................         69,425         95,936
                                                                       -------------  -------------
    Net realized gain (loss) ........................................         84,494        251,815
  Net unrealized gain (loss) ........................................       (379,907)      (671,073)
                                                                       -------------  -------------
    Net realized and unrealized gain (loss) .........................       (295,413)      (419,258)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $    (360,119) $    (628,740)
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                                                     KVS FOCUSED
                                                                        AGGRESSIVE     TECHNOLOGY      KVS INDEX      LARGE CAP
                                                                          GROWTH         GROWTH          500(a)        GROWTH
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $           -  $     144,456  $           -
                                                                       -------------  -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        334,341      1,640,021        498,894        134,764
  Administrative expense fees .......................................         40,121        196,803         59,867         16,172
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................        374,462      1,836,824        558,761        150,936
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................       (374,462)    (1,836,824)      (414,305)      (150,936)
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................        130,049        558,919        144,456        122,429
  Net realized gain (loss) from sales of investments ................         77,009       (455,147)      (124,348)       (66,627)
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................        207,058        103,772         20,108         55,802
  Net unrealized gain (loss) ........................................     (5,215,699)   (47,476,612)    (5,135,122)    (3,410,318)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................     (5,008,641)   (47,372,840)    (5,115,014)    (3,354,516)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $  (5,383,103) $ (49,209,664) $  (5,529,319) $  (3,505,452)
                                                                       =============  =============  =============  =============

                                                                                                                      SCUDDER
                                                                            KVS           KVS           SCUDDER       GLOBAL
                                                                           GROWTH        GROWTH      INTERNATIONAL   DISCOVERY
                                                                       OPPORTUNITIES   AND INCOME     CLASS A(a)     CLASS A(a)
                                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $           -  $     169,434  $     333,850
                                                                       -------------  -------------  -------------  -------------
EXPENSES:
  Mortality and expense risk fees ...................................        808,380        629,206        485,051        559,141
  Administrative expense fees .......................................         97,006         75,504         58,206         67,096
                                                                       -------------  -------------  -------------  -------------
    Total expenses ..................................................        905,386        704,710        543,257        626,237
                                                                       -------------  -------------  -------------  -------------
    Net investment income (loss) ....................................       (905,386)      (704,710)      (373,823)      (292,387)
                                                                       -------------  -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -        157,909      3,445,163      2,003,098
  Net realized gain (loss) from sales of investments ................        171,358        (40,131)    (4,682,979)        67,525
                                                                       -------------  -------------  -------------  -------------
    Net realized gain (loss) ........................................        171,358        117,778     (1,237,816)     2,070,623
  Net unrealized gain (loss) ........................................    (14,613,237)    (7,373,831)    (6,211,601)    (8,175,028)
                                                                       -------------  -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................    (14,441,879)    (7,256,053)    (7,449,417)    (6,104,405)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $ (15,347,265) $  (7,960,763) $  (7,823,240) $  (6,396,792)
                                                                       =============  =============  =============  =============

                                                                          SCUDDER        SCUDDER
                                                                          CAPITAL        GROWTH
                                                                          GROWTH       AND INCOME
                                                                        CLASS A(a)     CLASS A(a)
                                                                       -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $     129,288  $     496,057
                                                                       -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        683,342        452,541
  Administrative expense fees .......................................         82,001         54,305
                                                                       -------------  -------------
    Total expenses ..................................................        765,343        506,846
                                                                       -------------  -------------
    Net investment income (loss) ....................................       (636,055)       (10,789)
                                                                       -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................      6,353,564        656,076
  Net realized gain (loss) from sales of investments ................        231,311       (145,968)
                                                                       -------------  -------------
    Net realized gain (loss) ........................................      6,584,875        510,108
  Net unrealized gain (loss) ........................................    (12,466,845)    (1,818,510)
                                                                       -------------  -------------
    Net realized and unrealized gain (loss) .........................     (5,881,970)    (1,308,402)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $  (6,518,025) $  (1,319,191)
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                          SCUDDER        ALGER
                                                                       21ST CENTURY     AMERICAN         ALGER
                                                                          GROWTH        LEVERAGED       AMERICAN
                                                                          CLASS A        ALLCAP         BALANCED
                                                                       -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $           -  $           -  $      87,257
                                                                       -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................         14,451        262,387        174,295
  Administrative expense fees .......................................          1,734         31,486         20,916
                                                                       -------------  -------------  -------------
    Total expenses ..................................................         16,185        293,873        195,211
                                                                       -------------  -------------  -------------
    Net investment income (loss) ....................................        (16,185)      (293,873)      (107,954)
                                                                       -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................              -      1,798,049        832,250
  Net realized gain (loss) from sales of investments ................         (2,782)       (57,623)       (13,162)
                                                                       -------------  -------------  -------------
    Net realized gain (loss) ........................................         (2,782)     1,740,426        819,088
  Net unrealized gain (loss) ........................................       (702,747)   (11,076,838)    (2,454,309)
                                                                       -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................       (705,529)    (9,336,412)    (1,635,221)
                                                                       -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $    (721,714) $  (9,630,285) $  (1,743,175)
                                                                       =============  =============  =============

                                                                                         DREYFUS
                                                                          DREYFUS       SOCIALLY         JANUS
                                                                           MIDCAP      RESPONSIBLE       ASPEN
                                                                           STOCK         GROWTH        GROWTH(b)
                                                                       -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $      38,035  $      68,277  $      54,943
                                                                       -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................        121,221         75,004         24,877
  Administrative expense fees .......................................         14,547          9,000          2,986
                                                                       -------------  -------------  -------------
    Total expenses ..................................................        135,768         84,004         27,863
                                                                       -------------  -------------  -------------
    Net investment income (loss) ....................................        (97,733)       (15,727)        27,080
                                                                       -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................        346,226              -        129,755
  Net realized gain (loss) from sales of investments ................         17,923        (43,406)       (39,493)
                                                                       -------------  -------------  -------------
    Net realized gain (loss) ........................................        364,149        (43,406)        90,262
  Net unrealized gain (loss) ........................................       (184,581)    (1,058,637)      (519,402)
                                                                       -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................        179,568     (1,102,043)      (429,140)
                                                                       -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $      81,835  $  (1,117,770) $    (402,060)
                                                                       =============  =============  =============

                                                                           JANUS         WARBURG         WARBURG
                                                                           ASPEN         PINCUS       PINCUS GLOBAL
                                                                           GROWTH       EMERGING      POST-VENTURE
                                                                       AND INCOME(b)     MARKETS*       CAPITAL*
                                                                       -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends .........................................................  $      51,621  $           -  $           -
                                                                       -------------  -------------  -------------

EXPENSES:
  Mortality and expense risk fees ...................................         23,517          3,013          5,691
  Administrative expense fees .......................................          2,822            362            683
                                                                       -------------  -------------  -------------
    Total expenses ..................................................         26,339          3,375          6,374
                                                                       -------------  -------------  -------------
    Net investment income (loss) ....................................         25,282         (3,375)        (6,374)
                                                                       -------------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor ................            124         36,405        245,457
  Net realized gain (loss) from sales of investments ................        (30,657)        (1,090)          (630)
                                                                       -------------  -------------  -------------
    Net realized gain (loss) ........................................        (30,533)        35,315        244,827
  Net unrealized gain (loss) ........................................       (360,247)      (166,833)      (641,945)
                                                                       -------------  -------------  -------------
    Net realized and unrealized gain (loss) .........................       (390,780)      (131,518)      (397,118)
                                                                       -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........  $    (365,498) $    (134,893) $    (403,492)
                                                                       =============  =============  =============

* For the period 5/1/00 to 12/31/00
(b) No longer available.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SMALL CAP VALUE               SMALL CAP GROWTH
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (322,182) $    (215,704) $  (1,388,835) $    (781,948)
    Net realized gain (loss) ........................................       (836,833)    (1,927,611)    20,453,445      1,157,955
    Net unrealized gain (loss) ......................................      2,066,648      2,275,729    (33,442,272)    18,007,325
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........        907,633        132,414    (14,377,662)    18,383,332
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      3,938,142      3,881,514     27,799,637      9,058,478
    Withdrawals .....................................................     (3,051,382)    (3,319,790)    (6,601,040)    (3,003,462)
    Contract benefits ...............................................     (1,336,895)    (1,260,432)    (2,775,549)    (1,000,074)
    Contract charges ................................................        (17,148)       (15,395)       (55,038)       (14,186)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (5,742,574)   (13,018,025)     4,628,313     (7,500,175)
    Other transfers from (to) the General Account ...................        871,277      3,657,858      6,891,063      6,542,546
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (5,338,580)   (10,074,270)    29,887,386      4,083,127
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     (4,430,947)    (9,941,856)    15,509,724     22,466,459

NET ASSETS:
  Beginning of year .................................................     43,123,104     53,064,960     75,926,499     53,460,040
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  38,692,157  $  43,123,104  $  91,436,223  $  75,926,499
                                                                       =============  =============  =============  =============

                                                                            CONTRARIAN VALUE                INTERNATIONAL
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $   1,495,803  $     337,360  $    (943,050) $    (162,339)
    Net realized gain (loss) ........................................     12,446,376      9,135,280      4,983,015      7,211,823
    Net unrealized gain (loss) ......................................     (1,545,743)   (27,096,544)   (18,808,041)    14,809,647
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     12,396,436    (17,623,904)   (14,768,076)    21,859,131
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      4,836,667     14,121,129     14,378,595      4,906,632
    Withdrawals .....................................................     (8,923,823)    (9,077,609)    (5,146,371)    (3,270,566)
    Contract benefits ...............................................     (2,704,377)    (3,040,999)    (1,664,566)    (1,065,299)
    Contract charges ................................................        (41,134)       (46,509)       (29,191)       (14,193)
    Transfers between sub-accounts (including fixed
      account), net .................................................    (23,584,502)   (16,550,900)    (3,444,695)   (11,015,542)
    Other transfers from (to) the General Account ...................      6,597,370     15,694,953        988,199      3,573,648
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................    (23,819,799)     1,100,065      5,081,971     (6,885,320)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................    (11,423,363)   (16,523,839)    (9,686,105)    14,973,811

NET ASSETS:
  Beginning of year .................................................    124,531,589    141,055,428     70,880,793     55,906,982
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 113,108,226  $ 124,531,589  $  61,194,688  $  70,880,793
                                                                       =============  =============  =============  =============

                                                                                  GROWTH
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $  (2,193,159) $  (1,419,537)
    Net realized gain (loss) ........................................     14,183,864        940,548
    Net unrealized gain (loss) ......................................    (47,582,480)    34,017,682
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (35,591,775)    33,538,693
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     36,216,596     18,138,627
    Withdrawals .....................................................    (11,404,751)    (5,835,087)
    Contract benefits ...............................................     (3,308,407)    (2,898,303)
    Contract charges ................................................        (80,714)       (24,993)
    Transfers between sub-accounts (including fixed
      account), net .................................................      5,233,060      3,861,803
    Other transfers from (to) the General Account ...................      8,655,454     15,807,341
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     35,311,238     29,049,388
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................       (280,537)    62,588,081

NET ASSETS:
  Beginning of year .................................................    139,130,266     76,542,185
                                                                       -------------  -------------
  End of year .......................................................  $ 138,849,729  $ 139,130,266
                                                                       =============  =============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG



                                                                              VALUE + GROWTH                 HORIZON 20+
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (909,125) $    (827,569) $     127,534  $     (26,339)
    Net realized gain (loss) ........................................     11,401,547      3,414,517      2,126,761        760,453
    Net unrealized gain (loss) ......................................    (15,995,186)    11,750,886     (4,532,912)     1,009,772
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (5,502,764)    14,337,834     (2,278,617)     1,743,886
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      7,289,666     10,703,107        611,383      1,936,565
    Withdrawals .....................................................     (7,709,848)    (6,148,509)    (1,932,516)    (2,111,479)
    Contract benefits ...............................................     (2,716,985)    (2,684,139)      (452,632)      (419,028)
    Contract charges ................................................        (39,240)       (29,473)        (7,992)        (8,722)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (6,807,436)    (9,493,003)    (2,417,345)    (4,076,865)
    Other transfers from (to) the General Account ...................      3,095,449      9,953,690        182,511      1,134,062
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (6,888,394)     2,301,673     (4,016,591)    (3,545,467)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................    (12,391,158)    16,639,507     (6,295,208)    (1,801,581)

NET ASSETS:
  Beginning of year .................................................    110,017,967     93,378,460     23,952,402     25,753,983
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  97,626,809  $ 110,017,967  $  17,657,194  $  23,952,402
                                                                       =============  =============  =============  =============

                                                                               TOTAL RETURN                   HORIZON 10+
                                                                          YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $   3,734,851  $   2,339,303  $     585,196  $     280,679
    Net realized gain (loss) ........................................     10,344,052      7,749,506      2,947,504        370,979
    Net unrealized gain (loss) ......................................    (23,004,734)    11,231,307     (6,095,367)     2,240,030
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (8,925,831)    21,320,116     (2,562,667)     2,891,688
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     34,482,531     36,155,410      2,473,272      5,575,526
    Withdrawals .....................................................    (15,222,575)    (8,877,391)    (2,484,359)    (2,106,876)
    Contract benefits ...............................................     (5,845,165)    (3,260,413)    (1,550,074)      (914,376)
    Contract charges ................................................        (96,810)       (38,512)       (14,199)       (13,511)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (7,327,389)     3,364,974     (6,565,598)    (4,319,378)
    Other transfers from (to) the General Account ...................     15,092,378     49,827,544      1,239,652      7,235,308
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     21,082,970     77,171,612     (6,901,306)     5,456,693
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     12,157,139     98,491,728     (9,463,973)     8,348,381

NET ASSETS:
  Beginning of year .................................................    211,165,633    112,673,905     44,517,481     36,169,100
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 223,322,772  $ 211,165,633  $  35,053,508  $  44,517,481
                                                                       =============  =============  =============  =============

                                                                                 HORIZON 5
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     717,499  $     230,762
    Net realized gain (loss) ........................................      1,345,707        131,170
    Net unrealized gain (loss) ......................................     (2,579,039)       685,808
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........       (515,833)     1,047,740
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      1,082,320      2,764,352
    Withdrawals .....................................................     (2,912,019)    (1,239,315)
    Contract benefits ...............................................     (1,703,577)      (896,406)
    Contract charges ................................................        (10,205)        (7,574)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (2,488,465)    (2,275,766)
    Other transfers from (to) the General Account ...................        922,219      8,792,092
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (5,109,727)     7,137,383
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................     (5,625,560)     8,185,123

NET ASSETS:
  Beginning of year .................................................     31,496,247     23,311,124
                                                                       -------------  -------------
  End of year .......................................................  $  25,870,687  $  31,496,247
                                                                       =============  =============

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                               HIGH YIELD                INVESTMENT GRADE BOND
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $  14,444,498  $  12,693,121  $   1,765,075  $     454,482
    Net realized gain (loss) ........................................     (8,842,510)    (3,155,053)      (213,697)       283,610
    Net unrealized gain (loss) ......................................    (17,655,810)    (8,379,525)     2,057,650     (2,124,790)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (12,053,822)     1,158,543      3,609,028     (1,386,698)
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     11,749,397     20,871,620      5,303,787      6,354,730
    Withdrawals .....................................................    (12,001,321)   (12,855,331)    (4,676,450)    (2,949,914)
    Contract benefits ...............................................     (3,989,246)    (3,605,056)    (1,778,285)    (1,999,382)
    Contract charges ................................................        (45,475)       (43,171)       (14,797)        (7,647)
    Transfers between sub-accounts (including fixed
      account), net .................................................    (17,741,288)   (25,282,242)    (4,386,954)    (1,928,339)
    Other transfers from (to) the General Account ...................      3,532,957     18,724,774      3,388,817     14,497,556
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................    (18,494,976)    (2,189,406)    (2,163,882)    13,967,004
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................    (30,548,798)    (1,030,863)     1,445,146     12,580,306

NET ASSETS:
  Beginning of year .................................................    147,977,544    149,008,407     45,886,684     33,306,378
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 117,428,746  $ 147,977,544  $  47,331,830  $  45,886,684
                                                                       =============  =============  =============  =============

                                                                         GOVERNMENT SECURITIES               MONEY MARKET
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $   2,593,241  $   1,379,509  $   3,644,246  $   1,468,440
    Net realized gain (loss) ........................................       (472,554)      (339,320)             -              -
    Net unrealized gain (loss) ......................................      2,329,573     (1,457,254)             -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........      4,450,260       (417,065)     3,644,246      1,468,440
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      7,185,379     10,757,271    111,425,709     38,377,003
    Withdrawals .....................................................     (4,765,091)    (2,905,759)   (13,664,951)    (7,028,896)
    Contract benefits ...............................................     (1,670,084)    (1,812,732)    (2,963,269)    (6,345,471)
    Contract charges ................................................        (17,913)        (8,144)       (85,970)        (7,712)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (5,351,018)    (4,549,061)   (16,696,369)     7,809,040
    Other transfers from (to) the General Account ...................      1,420,119     17,320,728    (51,494,735)       645,198
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     (3,198,608)    18,802,303     26,520,415     33,449,162
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................      1,251,652     18,385,238     30,164,661     34,917,602

NET ASSETS:
  Beginning of year .................................................     51,041,861     32,656,623     65,907,323     30,989,721
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  52,293,513  $  51,041,861  $  96,071,984  $  65,907,323
                                                                       =============  =============  =============  =============

                                                                            STRATEGIC INCOME(a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $      37,332  $      78,928
    Net realized gain (loss) ........................................        (56,341)        41,374
    Net unrealized gain (loss) ......................................         71,686       (365,219)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........         52,677       (244,917)
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      1,200,166        583,184
    Withdrawals .....................................................       (370,818)      (140,060)
    Contract benefits ...............................................       (179,724)       (85,661)
    Contract charges ................................................         (2,084)          (715)
    Transfers between sub-accounts (including fixed
      account), net .................................................       (377,000)      (499,518)
    Other transfers from (to) the General Account ...................        207,981        914,699
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................        478,521        771,929
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................        531,198        527,012

NET ASSETS:
  Beginning of year .................................................      3,605,858      3,078,846
                                                                       -------------  -------------
  End of year .......................................................  $   4,137,056  $   3,605,858
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                                                             KVS DREMAN
                                                                                BLUE CHIP               FINANCIAL SERVICES(a)
                                                                         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $  (1,489,784) $    (841,402) $      24,329  $    (167,192)
    Net realized gain (loss) ........................................      1,011,035        458,263       (270,568)       145,342
    Net unrealized gain (loss) ......................................    (13,223,345)    21,431,797      6,304,349     (1,654,266)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (13,702,094)    21,048,658      6,058,110     (1,676,116)
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     33,581,662     22,446,439      6,870,899      5,472,422
    Withdrawals .....................................................     (9,893,020)    (4,799,580)    (1,630,710)      (839,732)
    Contract benefits ...............................................     (2,790,006)    (1,627,038)      (285,926)      (241,293)
    Contract charges ................................................        (74,282)       (22,190)       (20,404)        (6,206)
    Transfers between sub-accounts (including fixed
      account), net .................................................        760,285     11,526,891     (1,528,789)    (1,221,310)
    Other transfers from (to) the General Account ...................      6,919,250     20,675,165      3,911,862      5,002,511
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     28,503,889     48,199,687      7,316,932      8,166,392
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     14,801,795     69,248,345     13,375,042      6,490,276

NET ASSETS:
  Beginning of year .................................................    130,446,057     61,197,712     18,589,346     12,099,070
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $ 145,247,852  $ 130,446,057  $  31,964,388  $  18,589,346
                                                                       =============  =============  =============  =============

                                                                               KVS DREMAN
                                                                         HIGH RETURN EQUITY(a)              NEW EUROPE(a)
                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000            1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     397,347  $    (332,513) $     (64,706) $     (27,940)
    Net realized gain (loss) ........................................      1,088,575        194,791         84,494          3,862
    Net unrealized gain (loss) ......................................     15,639,488     (9,867,262)      (379,907)       480,452
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     17,125,410    (10,004,984)      (360,119)       456,374
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     11,757,045     20,789,716      2,711,441      1,077,372
    Withdrawals .....................................................     (4,998,119)    (3,562,732)      (278,200)      (186,840)
    Contract benefits ...............................................     (2,007,935)    (1,797,359)       (57,776)       (13,152)
    Contract charges ................................................        (34,023)       (14,805)        (4,314)          (581)
    Transfers between sub-accounts (including fixed
      account), net .................................................    (12,417,248)    (8,419,110)       275,814       (437,340)
    Other transfers from (to) the General Account ...................      7,622,840     26,640,798        592,215      1,393,271
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................        (77,440)    33,636,508      3,239,180      1,832,730
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     17,047,970     23,631,524      2,879,061      2,289,104

NET ASSETS:
  Beginning of year .................................................     70,264,406     46,632,882      4,293,057      2,003,953
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  87,312,376  $  70,264,406  $   7,172,118  $   4,293,057
                                                                       =============  =============  =============  =============

                                                                             GLOBAL BLUE CHIP
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000           1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (209,482) $     (73,841)
    Net realized gain (loss) ........................................        251,815         85,039
    Net unrealized gain (loss) ......................................       (671,073)     1,757,473
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........       (628,740)     1,768,671
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      6,667,144      3,064,306
    Withdrawals .....................................................       (963,154)      (288,525)
    Contract benefits ...............................................       (123,469)       (38,133)
    Contract charges ................................................         (9,369)          (940)
    Transfers between sub-accounts (including fixed
      account), net .................................................        675,597        882,919
    Other transfers from (to) the General Account ...................      1,900,110      2,828,626
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      8,146,859      6,448,253
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................      7,518,119      8,216,924

NET ASSETS:
  Beginning of year .................................................     10,572,233      2,355,309
                                                                       -------------  -------------
  End of year .......................................................  $  18,090,352  $  10,572,233
                                                                       =============  =============

(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                                AGGRESSIVE                    TECHNOLOGY
                                                                                  GROWTH                        GROWTH)
                                                                                       PERIOD FROM                   PERIOD FROM
                                                                        YEAR ENDED      5/3/99* TO    YEAR ENDED     5/3/99* TO
                                                                         12/31/00       12/31/99       12/31/00       12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (374,462) $     (13,542) $  (1,836,824) $    (122,782)
    Net realized gain (loss) ........................................        207,058         27,858        103,772        197,634
    Net unrealized gain (loss) ......................................     (5,215,699)       904,574    (47,476,612)    12,954,735
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (5,383,103)       918,890    (49,209,664)    13,029,587
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     22,204,584      1,834,425     82,964,023     14,177,815
    Withdrawals .....................................................     (2,111,697)       (90,007)    (9,569,996)      (537,796)
    Contract benefits ...............................................       (672,333)             -     (3,761,959)             -
    Contract charges ................................................        (32,238)          (289)      (171,802)        (2,938)
    Transfers between sub-accounts (including fixed
      account), net .................................................      8,683,874      4,432,084     30,730,068     25,488,556
    Other transfers from (to) the General Account ...................      5,792,675        433,992     16,598,116      2,532,116
    Net increase (decrease) in investment by Sponsor ................              -           (183)             -           (198)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     33,864,865      6,610,022    116,788,450     41,657,555
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     28,481,762      7,528,912     67,578,786     54,687,142

NET ASSETS:
  Beginning of year .................................................      7,528,912              -     54,687,142              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  36,010,674  $   7,528,912  $ 122,265,928  $  54,687,142
                                                                       =============  =============  =============  =============

                                                                                                             KVS FOCUSED
                                                                                                              LARGE CAP
                                                                            KVS INDEX 500(a)                   GROWTH
                                                                                       PERIOD FROM                   PERIOD FROM
                                                                        YEAR ENDED     9/1/99* TO      YEAR ENDED    10/29/99* TO
                                                                         12/31/00       12/31/99       12/31/00        12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (414,305) $     (33,108) $    (150,936) $        (485)
    Net realized gain (loss) ........................................         20,108          1,138         55,802            508
    Net unrealized gain (loss) ......................................     (5,135,122)     1,161,205     (3,410,318)        57,502
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (5,529,319)     1,129,235     (3,505,452)        57,525
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     27,503,097      5,905,215     14,467,711        437,572
    Withdrawals .....................................................     (2,538,799)      (157,605)    (1,545,666)          (250)
    Contract benefits ...............................................       (586,265)             -       (552,173)             -
    Contract charges ................................................        (58,738)          (807)       (18,733)           (32)
    Transfers between sub-accounts (including fixed
      account), net .................................................      5,738,149     11,176,761      4,331,402        209,264
    Other transfers from (to) the General Account ...................      7,363,355      1,138,977      4,409,073        113,047
    Net increase (decrease) in investment by Sponsor ................              -            (94)        (2,896)         2,000
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     37,420,799     18,062,447     21,088,718        761,601
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     31,891,480     19,191,682     17,583,266        819,126

NET ASSETS:
  Beginning of year .................................................     19,191,682              -        819,126              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  51,083,162  $  19,191,682  $  18,402,392  $     819,126
                                                                       =============  =============  =============  =============

                                                                                  KVS
                                                                                 GROWTH
                                                                              OPPORTUNITIES
                                                                                       PERIOD FROM
                                                                        YEAR ENDED     10/29/99* TO
                                                                         12/31/00        12/31/99
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (905,386) $      (9,909)
    Net realized gain (loss) ........................................        171,358              -
    Net unrealized gain (loss) ......................................    (14,613,237)       667,371
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........    (15,347,265)       657,462
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     65,717,757      4,058,572
    Withdrawals .....................................................     (3,901,512)       (32,556)
    Contract benefits ...............................................       (889,090)             -
    Contract charges ................................................       (117,737)          (457)
    Transfers between sub-accounts (including fixed
      account), net .................................................     17,020,674      6,883,427
    Other transfers from (to) the General Account ...................      9,550,297      1,241,078
    Net increase (decrease) in investment by Sponsor ................              -           (182)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     87,380,389     12,149,882
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................     72,033,124     12,807,344

NET ASSETS:
  Beginning of year .................................................     12,807,344              -
                                                                       -------------  -------------
  End of year .......................................................  $  84,840,468  $  12,807,344
                                                                       =============  =============

* Date of initial investment
(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                                  KVS                          SCUDDER
                                                                                 GROWTH                     INTERNATIONAL
                                                                               AND INCOME                     CLASS A(a)
                                                                                       PERIOD FROM       YEAR ENDED DECEMBER 31,
                                                                       YEAR ENDED      10/29/99* TO  ----------------------------
                                                                         12/31/00        12/31/99        2000           1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (704,710) $     (10,442) $    (373,823) $    (156,842)
    Net realized gain (loss) ........................................        117,778              -     (1,237,816)       880,052
    Net unrealized gain (loss) ......................................     (7,373,831)       603,878     (6,211,601)     6,557,144
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (7,960,763)       593,436     (7,823,240)     7,280,354
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     52,193,776      3,819,832     20,683,522      5,688,836
    Withdrawals .....................................................     (2,920,166)       (31,313)    (2,426,099)      (859,288)
    Contract benefits ...............................................     (1,043,262)             -     (1,508,592)      (148,549)
    Contract charges ................................................        (96,604)          (422)       (33,551)        (2,232)
    Transfers between sub-accounts (including fixed
      account), net .................................................      8,865,952      6,304,513        707,242      8,958,448
    Other transfers from (to) the General Account ...................      3,282,692      1,334,019      2,517,130      3,826,443
    Net increase (decrease) in investment by Sponsor ................              -           (167)             -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     60,282,388     11,426,462     19,939,652     17,463,658
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     52,321,625     12,019,898     12,116,412     24,744,012

NET ASSETS:
  Beginning of year .................................................     12,019,898              -     29,269,761      4,525,749
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  64,341,523  $  12,019,898  $  41,386,173  $  29,269,761
                                                                       =============  =============  =============  =============

                                                                                 SCUDDER                         SCUDDER
                                                                            GLOBAL DISCOVERY                 CAPITAL GROWTH
                                                                               CLASS A(a)                       CLASS A(a)
                                                                         YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                       ----------------------------  ----------------------------
                                                                           2000           1999           2000           1999
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (292,387) $     (88,667) $    (636,055) $    (277,599)
    Net realized gain (loss) ........................................      2,070,623        199,351      6,584,875      1,878,826
    Net unrealized gain (loss) ......................................     (8,175,028)     4,603,967    (12,466,845)     6,894,112
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (6,396,792)     4,714,651     (6,518,025)     8,495,339
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     32,251,266      3,094,411     17,691,607      8,978,849
    Withdrawals .....................................................     (2,716,668)      (322,816)    (3,400,163)    (1,404,964)
    Contract benefits ...............................................       (453,620)       (60,343)    (1,208,030)      (585,492)
    Contract charges ................................................        (55,411)        (1,715)       (34,900)        (4,086)
    Transfers between sub-accounts (including fixed
      account), net .................................................      9,830,805      4,368,250      1,300,718     11,217,262
    Other transfers from (to) the General Account ...................      6,041,507      2,728,934      4,484,370     11,774,573
    Net increase (decrease) in investment by Sponsor ................              -              -              -              -
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     44,897,879      9,806,721     18,833,602     29,976,142
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     38,501,087     14,521,372     12,315,577     38,471,481

NET ASSETS:
  Beginning of year .................................................     17,167,173      2,645,801     43,124,122      4,652,641
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  55,668,260  $  17,167,173  $  55,439,699  $  43,124,122
                                                                       =============  =============  =============  =============

                                                                                 SCUDDER
                                                                           GROWTH AND INCOME
                                                                               CLASS A(a)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       ----------------------------
                                                                           2000            1999
                                                                       -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     (10,789) $    (150,076)
    Net realized gain (loss) ........................................        510,108      1,270,075
    Net unrealized gain (loss) ......................................     (1,818,510)      (655,883)
                                                                       -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (1,319,191)       464,116
                                                                       -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      7,337,124      9,088,328
    Withdrawals .....................................................     (2,476,807)    (1,040,186)
    Contract benefits ...............................................       (830,605)      (393,949)
    Contract charges ................................................        (19,571)        (4,235)
    Transfers between sub-accounts (including fixed
      account), net .................................................     (2,641,058)       366,443
    Other transfers from (to) the General Account ...................      3,644,470     14,573,591
    Net increase (decrease) in investment by Sponsor ................              -              -
                                                                       -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      5,013,553     22,589,992
                                                                       -------------  -------------
    Net increase (decrease) in net assets ...........................      3,694,362     23,054,108

NET ASSETS:
  Beginning of year .................................................     33,772,891     10,718,783
                                                                       -------------  -------------
  End of year .......................................................  $  37,467,253  $  33,772,891
                                                                       =============  =============

* Date of initial investment
(a) Name changed.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG

                                                                             SCUDDER
                                                                       21ST CENTURY GROWTH         ALGER AMERICAN
                                                                             CLASS A              LEVERAGED ALLCAP
                                                                           PERIOD FROM                      PERIOD FROM
                                                                            5/1/00* TO        YEAR ENDED    11/15/99* TO
                                                                            12/31/00           12/31/00       12/31/99
                                                                       -------------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $           (16,185) $    (293,873) $      (1,571)
    Net realized gain (loss) ........................................               (2,782)     1,740,426            521
    Net unrealized gain (loss) ......................................             (702,747)   (11,076,838)       169,168
                                                                       -------------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........             (721,714)    (9,630,285)       168,118
                                                                       -------------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................            4,133,791     30,589,732        842,417
    Withdrawals .....................................................              (47,458)    (1,339,318)        (3,628)
    Contract benefits ...............................................                    -       (136,573)             -
    Contract charges ................................................               (2,602)       (38,982)           (66)
    Transfers between sub-accounts (including fixed
      account), net .................................................              295,527      6,145,802        731,660
    Other transfers from (to) the General Account ...................              442,741      3,912,202         51,287
    Net increase (decrease) in investment by Sponsor ................                   51              -           (208)
                                                                       -------------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................            4,822,050     39,132,863      1,621,462
                                                                       -------------------  -------------  -------------
    Net increase (decrease) in net assets ...........................            4,100,336     29,502,578      1,789,580

NET ASSETS:
  Beginning of year .................................................                    -      1,789,580              -
                                                                       -------------------  -------------  -------------
  End of year .......................................................  $         4,100,336  $  31,292,158  $   1,789,580
                                                                       ===================  =============  =============

                                                                             ALGER AMERICAN                   DREYFUS
                                                                                 BALANCED                   MIDCAP STOCK
                                                                                       PERIOD FROM                   PERIOD FROM
                                                                        YEAR ENDED     11/15/99* TO   YEAR ENDED     6/23/99* TO
                                                                         12/31/00       12/31/99       12/31/00        12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $    (107,954) $      (1,426) $     (97,733) $         709
    Net realized gain (loss) ........................................        819,088             12        364,149              5
    Net unrealized gain (loss) ......................................     (2,454,309)        55,960       (184,581)        25,831
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (1,743,175)        54,546         81,835         26,545
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................     19,287,125        232,043     12,697,133        219,605
    Withdrawals .....................................................     (1,102,764)          (713)      (613,275)          (532)
    Contract benefits ...............................................       (338,807)             -       (223,513)             -
    Contract charges ................................................        (16,347)           (15)       (13,228)           (16)
    Transfers between sub-accounts (including fixed
      account), net .................................................      5,048,115      1,540,919      6,406,746        281,027
    Other transfers from (to) the General Account ...................      4,055,972          4,113      4,533,671         30,989
    Net increase (decrease) in investment by Sponsor ................              -            (32)             -             (6)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................     26,933,294      1,776,315     22,787,534        531,067
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................     25,190,119      1,830,861     22,869,369        557,612

NET ASSETS:
  Beginning of year .................................................      1,830,861              -        557,612              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $  27,020,980  $   1,830,861  $  23,426,981  $     557,612
                                                                       =============  =============  =============  =============

* Date of initial investment

   The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT KG


                                                                             DREYFUS SOCIALLY                 JANUS ASPEN
                                                                            RESPONSIBLE GROWTH                 GROWTH(b)
                                                                                       PERIOD FROM                  PERIOD FROM
                                                                        YEAR ENDED     6/23/99* TO    YEAR ENDED     6/23/99* TO
                                                                         12/31/00       12/31/99       12/31/00       12/31/99
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $     (15,727) $        (761) $      27,080  $      (1,002)
    Net realized gain (loss) ........................................        (43,406)        33,717         90,262            168
    Net unrealized gain (loss) ......................................     (1,058,637)        18,499       (519,402)        92,663
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........     (1,117,770)        51,455       (402,060)        91,829
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................      6,543,056        396,252        702,275        279,886
    Withdrawals .....................................................       (403,523)        (1,715)      (249,612)           (83)
    Contract benefits ...............................................         (1,231)             -              -              -
    Contract charges ................................................        (13,344)          (167)        (3,254)          (130)
    Transfers between sub-accounts (including fixed
      account), net .................................................      1,425,088        110,545        382,317         78,313
    Other transfers from (to) the General Account ...................        985,381        476,633        739,875        249,307
    Net increase (decrease) in investment by Sponsor ................              -           (232)             -           (365)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      8,535,427        981,316      1,571,601        606,928
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................      7,417,657      1,032,771      1,169,541        698,757

NET ASSETS:
  Beginning of year .................................................      1,032,771              -        698,757              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $   8,450,428  $   1,032,771  $   1,868,298  $     698,757
                                                                       =============  =============  =============  =============

                                                                                                        WARBURG        WARBURG
                                                                                                        PINCUS      PINCUS GLOBAL
                                                                                JANUS ASPEN             EMERGING    POST-VENTURE
                                                                             GROWTH AND INCOME(b)        MARKETS        CAPITAL
                                                                                       PERIOD FROM    PERIOD FROM    PERIOD FROM
                                                                        YEAR ENDED     6/23/99* TO     5/1/00* TO    5/1/00* TO
                                                                         12/31/00       12/31/99       12/31/00       12/31/00
                                                                       -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $      25,282  $        (406) $      (3,375) $      (6,374)
    Net realized gain (loss) ........................................        (30,533)           326         35,315        244,827
    Net unrealized gain (loss) ......................................       (360,247)       116,364       (166,833)      (641,945)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations ...........       (365,498)       116,284       (134,893)      (403,492)
                                                                       -------------  -------------  -------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ...........................................        819,647        280,484        895,315      1,894,798
    Withdrawals .....................................................       (196,526)           (55)        (5,158)        (8,967)
    Contract benefits ...............................................              -              -           (784)             -
    Contract charges ................................................         (3,008)          (128)          (542)          (769)
    Transfers between sub-accounts (including fixed
      account), net .................................................        179,429         14,827         73,443        229,162
    Other transfers from (to) the General Account ...................        739,292        223,989        111,815        215,952
    Net increase (decrease) in investment by Sponsor ................              -           (718)           446             (2)
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from contract
      transactions ..................................................      1,538,834        518,399      1,074,535      2,330,174
                                                                       -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets ...........................      1,173,336        634,683        939,642      1,926,682

NET ASSETS:
  Beginning of year .................................................        634,683              -              -              -
                                                                       -------------  -------------  -------------  -------------
  End of year .......................................................  $   1,808,019  $     634,683  $     939,642  $   1,926,682
                                                                       =============  =============  =============  =============

* Date of initial investment
(b) No longer available.  See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               SEPARATE ACCOUNT KG
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account KG is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on November 13, 1996 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account KG are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account KG cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account KG is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account KG currently offers thirty-seven Sub-Accounts as of December 31, 2000, although thirty-nine Sub-Accounts had investment activity during the year, under the variable annuity contracts. Effective May 1, 2000 Janus Aspen Growth and Janus Aspen Growth and Income were no longer available as an investment option to new investors. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Kemper Variable Series (KVS) or the Scudder Variable Life Investment Fund (Scudder VLIF) managed by Scudder Kemper Investments, Inc.; or of The Alger American Fund (Alger) managed by Fred Alger Management, Inc.; or of the Dreyfus Investment Portfolios (Dreyfus) or the Dreyfus Socially Responsible Growth Fund, Inc. (DSRG) managed by The Dreyfus Corporation; or of Janus Aspen Series (Janus Aspen) managed by Janus Capital; or of the Warburg Pincus Trust (Warburg) managed by Credit Suisse Asset Management, LLC.. KVS, Scudder VLIF, Alger, Dreyfus, DSRG, Janus Aspen and Warburg (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, Global Income was renamed Strategic Income, International Growth and Income was renamed New Europe, Dreman Financial Services was renamed KVS Dreman Financial Services, Dreman High Return Equity was renamed KVS Dreman High Return Equity, Index 500 was renamed KVS Index 500, Scudder International was renamed Scudder International Class A, Scudder Global Discovery was renamed Scudder Global Discovery Class A, Scudder Capital
Growth was renamed Scudder Capital Growth Class A, Scudder Growth and Income was renamed Scudder Growth and Income Class A.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account KG in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Separate Account KG. Therefore, no provision for income taxes has been charged against Separate Account KG.

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                           PORTFOLIO INFORMATION
                                                 -------------------------------------------
                                                                                 NET ASSET
                                                   NUMBER OF      AGGREGATE        VALUE
INVESTMENT PORTFOLIO                                SHARES          COST         PER SHARE
--------------------                             -------------  -------------  -------------
Small Cap Value ...............................     34,464,408  $  39,925,163  $       1.123
Small Cap Growth ..............................     42,246,502    102,501,328          2.164
Contrarian Value ..............................     84,384,574    120,681,232          1.340
International .................................     41,557,921     64,323,374          1.473
Growth ........................................     46,098,860    151,255,513          3.012
Value+Growth ..................................     58,968,937     89,641,597          1.656
Horizon 20+ ...................................     13,618,914     19,363,957          1.297
Total Return ..................................     86,183,631    232,803,026          2.591
Horizon 10+ ...................................     27,537,302     36,457,764          1.273
Horizon 5 .....................................     21,179,375     26,316,801          1.220
High Yield ....................................    128,144,532    147,556,025          0.916
Investment Grade Bond .........................     41,324,118     46,115,900          1.145
Government Securities .........................     43,723,267     50,852,998          1.196
Money Market ..................................     95,843,233     95,843,233          1.000
Strategic Income(a) ...........................      4,196,648      4,236,535          0.986
Blue Chip .....................................    100,826,687    131,950,633          1.441
KVS Dreman Financial Services(a) ..............     27,731,297     26,949,630          1.153
KVS Dreman High Return Equity(a) ..............     81,052,419     78,891,339          1.077
New Europe(a) .................................      7,431,784      7,081,834          0.965
Global Blue Chip ..............................     15,312,303     16,918,358          1.181
Aggressive Growth .............................     27,252,960     40,321,551          1.321
Technology Growth .............................     88,143,286    156,792,480          1.387
KVS Index 500(a) ..............................     52,242,915     55,062,264          0.978
KVS Focused Large Cap Growth ..................     16,138,910     21,755,208          1.140
KVS Growth Opportunities ......................     82,269,530     98,792,078          1.031
KVS Growth And Income .........................     61,892,752     71,117,372          1.040
Scudder International Class A(a) ..............      2,902,256     40,975,071         14.260
Scudder Global Discovery Class A(a) ...........      4,738,416     59,046,731         11.750
Scudder Capital Growth Class A(a) .............      2,403,082     60,531,646         23.070
Scudder Growth and Income Class A(a) ..........      3,609,563     39,669,218         10.380
Scudder 21st Century Growth Class A ...........        506,214      4,803,083          8.100
Alger American Leveraged AllCap ...............        806,499     42,199,828         38.800
Alger American Balanced .......................      1,962,353     29,419,948         13.770
Dreyfus MidCap Stock ..........................      1,639,403     23,585,821         14.290
Dreyfus Socially Responsible Growth ...........        245,153      9,490,566         34.470
Janus Aspen Growth(b) .........................         70,555      2,295,037         26.480
Janus Aspen Growth and Income(b) ..............        103,849      2,051,902         17.410
Warburg Pincus Emerging Markets ...............        100,712      1,106,475          9.330
Warburg Pincus Global Post-Venture Capital ....        141,460      2,568,627         13.620

(a) Name changed.  See Note 1.
(b) No longer available.  See Note 1.

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is less than $50,000 on contracts issued on Form A3025-96 (Kemper Gateway Elite) and when the accumulated value is less than $75,000 for contracts issued on Form A3027-98 (Kemper Gateway Advisor) and on Form A3028-99 (Kemper Gateway Plus). The fee is currently waived for contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc. (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account KG, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The current series of contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

Transactions from contractowners and sponsor were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS          AMOUNT         UNITS          AMOUNT
                                          -------------  -------------  -------------  -------------
Small Cap Value
  Issuance of Units ....................      8,649,744  $   9,142,291     12,910,707  $  13,369,353
  Redemption of Units ..................    (13,619,289)   (14,480,871)   (22,704,612)   (23,443,623)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (4,969,545) $  (5,338,580)    (9,793,905) $ (10,074,270)
                                          =============  =============  =============  =============

Small Cap Growth
  Issuance of Units ....................    112,417,609  $ 233,905,288     20,756,899  $  30,952,499
  Redemption of Units ..................    (98,636,195)  (204,017,902)   (18,292,857)   (26,869,372)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     13,781,414  $  29,887,386      2,464,042  $   4,083,127
                                          =============  =============  =============  =============

Contrarian Value
  Issuance of Units ....................     17,162,538  $  23,027,195     30,378,201  $  47,864,604
  Redemption of Units ..................    (35,730,894)   (46,846,994)   (30,628,234)   (46,764,539)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............    (18,568,356) $ (23,819,799)      (250,033) $   1,100,065
                                          =============  =============  =============  =============

International
  Issuance of Units ....................    126,698,299  $ 186,041,434     13,058,616  $  17,453,501
  Redemption of Units ..................   (122,515,899)  (180,959,463)   (18,564,317)   (24,338,821)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      4,182,400  $   5,081,971     (5,505,701) $  (6,885,320)
                                          =============  =============  =============  =============

Growth
  Issuance of Units ....................     39,796,166  $  71,496,350     45,869,926  $  66,626,623
  Redemption of Units ..................    (20,732,985)   (36,185,112)   (26,374,455)   (37,577,235)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     19,063,181  $  35,311,238     19,495,471  $  29,049,388
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS         AMOUNT          UNITS         AMOUNT
                                          -------------  -------------  -------------  -------------
Value+Growth
  Issuance of Units ....................     10,549,619  $  16,533,539     20,144,678  $  29,085,745
  Redemption of Units ..................    (14,776,690)   (23,421,933)   (18,486,850)   (26,784,072)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (4,227,071) $  (6,888,394)     1,657,828  $   2,301,673
                                          =============  =============  =============  =============

Horizon 20+
  Issuance of Units ....................      1,365,038  $   1,603,162      6,219,385  $   8,070,144
  Redemption of Units ..................     (4,363,492)    (5,619,753)    (8,889,380)   (11,615,611)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (2,998,454) $  (4,016,591)    (2,669,995) $  (3,545,467)
                                          =============  =============  =============  =============

Total Return
  Issuance of Units ....................     48,839,681  $  71,380,737     80,728,436  $ 110,591,880
  Redemption of Units ..................    (34,506,638)   (50,297,767)   (24,835,621)   (33,420,268)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     14,333,043  $  21,082,970     55,892,815  $  77,171,612
                                          =============  =============  =============  =============

Horizon 10+
  Issuance of Units ....................      3,602,207  $   4,638,651     11,921,286  $  14,784,016
  Redemption of Units ..................     (8,888,274)   (11,539,957)    (7,589,225)    (9,327,323)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (5,286,067) $  (6,901,306)     4,332,061  $   5,456,693
                                          =============  =============  =============  =============

Horizon 5
  Issuance of Units ....................      3,087,327  $   3,651,279     11,049,351  $  13,215,896
  Redemption of Units ..................     (7,247,034)    (8,761,006)    (5,117,533)    (6,078,513)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (4,159,707) $  (5,109,727)     5,931,818  $   7,137,383
                                          =============  =============  =============  =============

High Yield
  Issuance of Units ....................     45,048,911  $  47,471,620     60,162,447  $  67,281,801
  Redemption of Units ..................    (60,567,594)   (65,966,596)   (62,024,778)   (69,471,207)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............    (15,518,683) $ (18,494,976)    (1,862,331) $  (2,189,406)
                                          =============  =============  =============  =============

Investment Grade Bond
  Issuance of Units ....................     12,048,258  $  13,549,756     24,744,025  $  27,508,264
  Redemption of Units ..................    (14,038,917)   (15,713,638)   (12,366,826)   (13,541,260)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (1,990,659) $  (2,163,882)    12,377,199  $  13,967,004
                                          =============  =============  =============  =============

Government Securities
  Issuance of Units ....................     27,871,500  $  28,793,398     46,734,874  $  51,914,253
  Redemption of Units ..................    (30,760,957)   (31,992,006)   (30,078,849)   (33,111,950)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (2,889,457) $  (3,198,608)    16,656,025  $  18,802,303
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS         AMOUNT         UNITS          AMOUNT
                                          -------------  -------------  -------------  -------------
Money Market
  Issuance of Units ....................    699,718,140  $ 793,216,300    153,245,863  $ 164,602,326
  Redemption of Units ..................   (676,502,882)  (766,695,885)  (122,901,788)  (131,153,164)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     23,215,258  $  26,520,415     30,344,075  $  33,449,162
                                          =============  =============  =============  =============

Strategic Income (a)
  Issuance of Units ....................      1,877,883  $   1,872,858      1,732,563  $   1,807,391
  Redemption of Units ..................     (1,409,741)    (1,394,337)    (1,010,428)    (1,035,462)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............        468,142  $     478,521        722,135  $     771,929
                                          =============  =============  =============  =============

Blue Chip
  Issuance of Units ....................     40,842,024  $  60,472,457     53,183,072  $  70,340,717
  Redemption of Units ..................    (21,655,489)   (31,968,568)   (17,367,580)   (22,141,030)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     19,186,535  $  28,503,889     35,815,492  $  48,199,687
                                          =============  =============  =============  =============

KVS Dreman Financial Services(a)
  Issuance of Units ....................     23,885,541  $  22,238,101     19,922,105  $  19,457,623
  Redemption of Units ..................    (16,247,595)   (14,921,169)   (11,915,433)   (11,291,231)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      7,637,946  $   7,316,932      8,006,672  $   8,166,392
                                          =============  =============  =============  =============

KVS Dreman High Return Equity(a)
  Issuance of Units ....................     32,662,791  $  31,563,182     65,516,979  $  64,123,792
  Redemption of Units ..................    (35,371,476)   (31,640,622)   (32,568,645)   (30,487,284)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     (2,708,685) $     (77,440)    32,948,334  $  33,636,508
                                          =============  =============  =============  =============

New Europe (a)
  Issuance of Units ....................      9,397,732  $   8,883,684      3,666,634  $   3,235,511
  Redemption of Units ..................     (5,994,020)    (5,644,504)    (1,660,547)    (1,402,781)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      3,403,712  $   3,239,180      2,006,087  $   1,832,730
                                          =============  =============  =============  =============

Global Blue Chip
  Issuance of Units ....................      9,678,813  $  11,402,593      8,426,324  $   8,530,394
  Redemption of Units ..................     (2,867,588)    (3,255,734)    (2,249,234)    (2,082,141)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      6,811,225  $   8,146,859      6,177,090  $   6,448,253
                                          =============  =============  =============  =============

Aggressive Growth
  Issuance of Units ....................     28,101,888  $  43,288,968      6,180,336  $   7,522,402
  Redemption of Units ..................     (5,806,285)    (9,424,103)      (747,927)      (912,380)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     22,295,603  $  33,864,865      5,432,409  $   6,610,022
                                          =============  =============  =============  =============

Technology Growth
  Issuance of Units ....................     93,384,642  $ 178,552,088     37,851,363  $  51,499,173
  Redemption of Units ..................    (34,640,188)   (61,763,638)    (6,788,301)    (9,841,618)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     58,744,454  $ 116,788,450     31,063,062  $  41,657,555
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                           YEAR ENDED DECEMBER 31,
                                                      2000                          1999
                                          ----------------------------  ----------------------------
                                              UNITS         AMOUNT         UNITS          AMOUNT
                                          -------------  -------------  -------------  -------------

KVS Index 500(a)
  Issuance of Units ....................     51,673,054  $  54,037,055     19,678,930  $  20,118,831
  Redemption of Units ..................    (16,521,934)   (16,616,256)    (2,078,842)    (2,056,384)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     35,151,120  $  37,420,799     17,600,088  $  18,062,447
                                          =============  =============  =============  =============

KVS Focused Large Cap Growth
  Issuance of Units ....................     20,864,588  $  28,444,038        670,377  $     800,036
  Redemption of Units ..................     (5,488,329)    (7,355,320)       (30,908)       (38,435)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     15,376,259  $  21,088,718        639,469  $     761,601
                                          =============  =============  =============  =============

KVS Growth Opportunities
  Issuance of Units ....................     94,550,479  $ 112,932,230     11,111,817  $  12,221,904
  Redemption of Units ..................    (21,947,200)   (25,551,841)       (85,499)       (72,022)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     72,603,279  $  87,380,389     11,026,318  $  12,149,882
                                          =============  =============  =============  =============

KVS Growth And Income
  Issuance of Units ....................     73,793,719  $  84,629,381     10,597,972  $  11,549,352
  Redemption of Units ..................    (21,616,099)   (24,346,993)      (115,186)      (122,890)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     52,177,620  $  60,282,388     10,482,786  $  11,426,462
                                          =============  =============  =============  =============

Scudder International Class A(a)
  Issuance of Units ....................    192,313,341  $ 235,560,362     18,229,150  $  20,870,126
  Redemption of Units ..................   (176,102,682)  (215,620,710)    (3,327,285)    (3,406,468)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     16,210,659  $  19,939,652     14,901,865  $  17,463,658
                                          =============  =============  =============  =============

Scudder Global Discovery Class A(a)
  Issuance of Units ....................     36,429,948  $  59,248,053     10,804,691  $  12,547,064
  Redemption of Units ..................     (9,266,489)   (14,350,174)    (2,587,571)    (2,740,343)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     27,163,459  $  44,897,879      8,217,120  $   9,806,721
                                          =============  =============  =============  =============

Scudder Capital Growth Class A(a)
  Issuance of Units ....................     24,094,715  $  32,822,093     35,503,823  $  40,456,162
  Redemption of Units ..................    (10,433,207)   (13,988,491)    (9,346,177)   (10,480,020)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............     13,661,508  $  18,833,602     26,157,646  $  29,976,142
                                          =============  =============  =============  =============

Scudder Growth and Income Class A(a)
  Issuance of Units ....................     15,455,591  $  14,897,212     31,156,251  $  30,351,432
  Redemption of Units ..................    (10,317,191)    (9,883,659)    (8,166,968)    (7,761,440)
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      5,138,400  $   5,013,553     22,989,283  $  22,589,992
                                          =============  =============  =============  =============

Scudder 21st Century Growth Class A
  Issuance of Units ....................      5,851,466  $   5,400,053              -  $           -
  Redemption of Units ..................       (623,825)      (578,003)             -              -
                                          -------------  -------------  -------------  -------------
    Net increase (decrease) ............      5,227,641  $   4,822,050              -  $           -
                                          =============  =============  =============  =============

                               SEPARATE ACCOUNT KG
                    NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS(CONTINUED)

                                                                    YEAR ENDED DECEMBER 31,
                                                              2000                          1999
                                                  ----------------------------  ----------------------------
                                                      UNITS          AMOUNT         UNITS         AMOUNT
                                                  -------------  -------------  -------------  -------------
Alger American Leveraged AllCap
  Issuance of Units ............................     38,718,726  $  44,546,158      1,517,370  $   1,644,938
  Redemption of Units ..........................     (4,937,164)    (5,413,295)       (22,116)       (23,476)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................     33,781,562  $  39,132,863      1,495,254  $   1,621,462
                                                  =============  =============  =============  =============

Alger American Balanced
  Issuance of Units ............................     27,090,004  $  29,231,999      1,769,489  $   1,814,999
  Redemption of Units ..........................     (2,183,184)    (2,298,705)       (39,039)       (38,684)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................     24,906,820  $  26,933,294      1,730,450  $   1,776,315
                                                  =============  =============  =============  =============

Dreyfus MidCap Stock
  Issuance of Units ............................     22,650,798  $  25,994,421        516,646  $     531,656
  Redemption of Units ..........................     (2,856,787)    (3,206,887)          (512)          (589)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................     19,794,011  $  22,787,534        516,134  $     531,067
                                                  =============  =============  =============  =============

Dreyfus Socially Responsible Growth
  Issuance of Units ............................      8,620,439  $   9,948,288        879,527  $     983,667
  Redemption of Units ..........................     (1,310,981)    (1,412,861)        (1,791)        (2,351)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      7,309,458  $   8,535,427        877,736  $     981,316
                                                  =============  =============  =============  =============

Janus Aspen Growth(b)
  Issuance of Units ............................      1,624,016  $   2,081,003        553,239  $     608,175
  Redemption of Units ..........................       (423,196)      (509,402)          (777)        (1,247)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      1,200,820  $   1,571,601        552,462  $     606,928
                                                  =============  =============  =============  =============

Janus Aspen Growth and Income(b)
  Issuance of Units ............................      1,412,214  $   2,070,278        431,268  $     521,325
  Redemption of Units ..........................       (397,295)      (531,444)        (1,859)        (2,926)
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      1,014,919  $   1,538,834        429,409  $     518,399
                                                  =============  =============  =============  =============

Warburg Pincus Emerging Markets
  Issuance of Units ............................      1,264,142  $   1,080,847              -  $           -
  Redemption of Units ..........................         (8,317)        (6,312)             -              -
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      1,255,825  $   1,074,535              -  $           -
                                                  =============  =============  =============  =============

Warburg Pincus Global Post-Venture Capital
  Issuance of Units ............................      2,586,343  $   2,355,973              -  $           -
  Redemption of Units ..........................        (31,363)       (25,799)             -              -
                                                  -------------  -------------  -------------  -------------
    Net increase (decrease) ....................      2,554,980  $   2,330,174              -  $           -
                                                  =============  =============  =============  =============

(a)  Name changed.  See Note 1.
(b)  No longer available.  See Note 1.

                                       SEPARATE ACCOUNT KG

NOTE 6 - DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account KG satisfies the current requirements of the regulations, and it intends that Separate Account KG will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Separate Account KG during the year ended December 31, 2000 were as follows:

INVESTMENT PORTFOLIO                                 PURCHASES           SALES
--------------------                              ----------------  ----------------
Small Cap Value ................................  $      3,734,372  $      9,395,144
Small Cap Growth ...............................       198,027,197       160,722,467
Contrarian Value ...............................        29,274,649        32,574,611
International ..................................       178,385,823       164,291,804
Growth .........................................        54,566,423         8,182,832
Value+Growth ...................................        14,923,476        13,219,920
Horizon 20+ ....................................         3,187,053         4,932,473
Total Return ...................................        49,708,415        14,588,849
Horizon 10+ ....................................         5,977,487         9,457,772
Horizon 5 ......................................         4,188,673         7,263,842
High Yield .....................................        45,343,904        49,391,479
Investment Grade Bond ..........................         8,462,707         8,861,413
Government Securities ..........................        22,023,888        22,630,615
Money Market ...................................       611,031,277       580,934,961
Strategic Income(a) ............................         1,510,587           994,734
Blue Chip ......................................        33,276,125         6,261,980
KVS Dreman Financial Services(a) ...............        15,783,540         8,394,436
KVS Dreman High Return Equity(a) ...............        20,761,316        17,114,617
New Europe(a) ..................................         7,709,754         4,520,211
Global Blue Chip ...............................         9,204,807         1,111,970
Aggressive Growth ..............................        36,910,112         3,289,908
Technology Growth ..............................       131,444,252        15,935,841
KVS Index 500(a) ...............................        43,672,315         6,516,180
KVS Focused Large Cap Growth ...................        26,916,143         5,855,932
KVS Growth Opportunities .......................        96,700,191        10,226,118
KVS Growth And Income ..........................        70,132,946        10,398,105
Scudder International Class A(a) ...............       225,233,528       202,222,536
Scudder Global Discovery Class A(a) ............        49,903,636         3,286,933
Scudder Capital Growth Class A(a) ..............        28,662,228         4,111,720
Scudder Growth and Income Class A(a) ...........         9,553,080         3,894,235
Scudder 21st Century Growth Class A ............         5,273,280           467,415
Alger American Leveraged AllCap ................        41,683,103         1,052,693
Alger American Balanced ........................        28,014,995           356,786
Dreyfus MidCap Stock ...........................        23,819,962           783,845
Dreyfus Socially Responsible Growth ............         9,059,724           540,024
Janus Aspen Growth(b) ..........................         2,139,227           410,791
Janus Aspen Growth and Income(b) ...............         2,013,713           449,473
Warburg Pincus Emerging Markets ................         1,128,432            20,867
Warburg Pincus Global Post-Venture Capital .....         2,574,113             4,856
                                                  ----------------  ----------------
  Totals .......................................  $  2,151,916,453  $  1,394,670,388
                                                  ================  ================

(a) Name changed. See Note 1.
(b) No longer available. See Note 1.

                                 SEPARATE ACCOUNT KG
                       NOTES TO FINANCIAL STATEMENTS(CONTINUED)

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

NOTE 9 - SUBSEQUENT EVENTS

     At a Special Meeting of Shareholders of the Kemper Variable Series Trust on March 14, 2001, shareholders approved a reorganization whereby the Kemper Horizon 5, 10+ and 20+ Funds will be combined with the Kemper Total Return Fund. Additionally, all funds advised by Zurich Scudder Investments ("ZSI") will be offered under the Scudder name. Both subsequent events are effective May 1, 2001.

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company
          Financial Statements for Separate Account KG of Allmerica Financial Life Insurance and Annuity Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3   (a) Wholesaling Agreement was previously filed on
                              August 9, 1996 in Registrant's Initial
                              Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (b) Underwriting and Administrative Services
                              Agreement was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                          (c) Bonus Product Commissions Schedule was
                              previously filed on October 8, 1999 in
                              Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767, and is
                              incorporated by reference herein. Sales Agreements with Commission Schedule were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

                          (d) General Agent's Agreement was previously filed
                              on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No.
                              333-09965/811-7767, and is incorporated by reference herein.

                          (e) Career Agent Agreement was previously filed on
                              April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (f) Registered Representative's Agreement was
                              previously filed on April 30, 1998 in
                              Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                          (g) Form of Indemnification Agreement with Scudder
                              Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

              EXHIBIT 4 The following documents were previously filed on June 18, 1999 in Registrant's Initial Registration Statement No. 333-81019/811-7767, and are
                              incorporated by reference herein.

                              (a) Contract Form A3028-99;
                              (b) Specification Pages Form A8028-99;
                              (c) Enhanced Death Benefit "EDB" Rider
                                  (Form 3263-99);
                              (d) Enhanced Death Benefit "EDB" Rider
                                  (Form 3264-99);
                              (e) Enhanced Death Benefit "EDB" Rider
                                  (Form 3265-99);
                              (f) Minimum Guaranteed Annuity Payout ("M-GAP")
                                  Rider (Form 3269-99);
                              (g) Trail Employee Program Endorsement
                                  (Form 3274-99); and
                              (h) Trail Employee Program Endorsement
                                  (Form 3275-99).

              EXHIBIT 5 Application Form SML-1460K was previously filed on June 18, 1999 in Registrant's Initial Registration Statement No. 333-81019/811-7767, and is
                              incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation, as amended, effective October 1, 1995 to reflect its new name, and Bylaws were previously filed on August 9, 1996 in Registrant's Initial Registration Statement No. 333-09965/811-7767, and are incorporated by reference herein.

              EXHIBIT 7       Not Applicable.

              EXHIBIT 8   (a) BFDS Agreements for lockbox and mailroom
                              services were previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and are
                              incorporated by reference herein.

                          (b) Form of Scudder Services Agreement was
                              previously filed on April 30, 1998 in
                              Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                          (c) Directors' Power of Attorney is filed
                              herewith.

              EXHIBIT 9       Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11      None.

              EXHIBIT 12      None.

              EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 8, 1999 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-81019/811-7767 and is
                              incorporated by reference herein.

              EXHIBIT 14      Not Applicable.

              EXHIBIT 15  (a) Amendment to Kemper Participation Agreement
                              was previously filed in April 2000 in
                              Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (b) Amendment dated October 1, 2000 with Scudder
                              Kemper was previously filed in April 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein.

                          (c) Amendment dated December 19, 2000 with Dreyfus
                              was previously filed in April 2001 in
                              Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 of Registration Statement No. 333-63091/811-7767, and is incorporated by reference herein.

                          (d) Amendment dated May 30, 2000 with Alger was
                              previously filed in December 2000 in
                              Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is
                              incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (e) Amendment dated August 25, 2000 with Warburg
                              Pincus was previously filed in April 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein.

                          (f) Form of Amendment dated May 1, 2001 to the
                              Participation Agreement with INVESCO was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street

     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary  and Counsel (since 2000) of First Allmerica;
    Secretary                               Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

JohnP. Kavanaugh                            Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and Chief      President (since 1991) of First Allmerica; Director (since 1996)
    Investment Officer                      and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Treasurer                               Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director and Chairman of the Board      First Allmerica

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director, President and Chief           Allmerica; Director (since 1990), President and Chief
    Executive Officer                       Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President
                                            (since 1998) of Allmerica Financial Investment
                                            Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director                                Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property &  Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                NAME                                        ADDRESS                         TYPE OF BUSINESS
                ----                                        -------                         ----------------

AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 Insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance


Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency            440 Lincoln Street              Insurance Agency
Inc. of Alabama                                   Worcester MA 01653

Allmerica Investments Insurance Agency            440 Lincoln Street              Insurance Agency
of Florida, Inc.                                  Worcester MA 01653

Allmerica Investment Insurance Agency             440 Lincoln Street              Insurance Agency
Inc. of Georgia                                   Worcester MA 01653

Allmerica Investment Insurance Agency             440 Lincoln Street              Insurance Agency
Inc. of Kentucky                                  Worcester MA 01653

Allmerica Investments Insurance Agency            440 Lincoln Street              Insurance Agency
Inc. of Mississippi                               Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              Company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 Insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 Insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          Insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 Insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              Insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            Insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              Franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              Insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 3,307 Contract holders of qualified Contracts and 5,300 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:

          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                    POSITION OR OFFICE WITH UNDERWRITER
         ----                    -----------------------------------

Margaret L. Abbott               Vice President

Emil J. Aberizk, Jr.             Vice President

Edward T. Berger                 Vice President and Chief Compliance Officer

Michael J. Brodeur               Vice President Operations

Mark R. Colborn                  Vice President

Charles F. Cronin                Secretary/Clerk

Claudia J. Eckels                Vice President

Philip L. Heffernan              Vice President

J. Kendall Huber                 Director

Mark C. McGivney                 Treasurer

William F. Monroe, Jr.           President, Director and Chief Executive Officer

K. David Nunley                  Vice President

Stephen Parker                   Vice President and Director

Richard M. Reilly                Director and Chairman of the Board

Eric A. Simonsen                 Director


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                             SEPARATE ACCOUNT KG OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                ---------------------
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                        Title                                                         Date
----------                        -----                                                         ----

/s/ Warren E. Barnes              Vice President and Corporate Controller                       April 2, 2001
---------------------------
Warren E. Barnes

Edward J. Parry III*              Director, Vice President and Chief Financial Officer
---------------------------

Richard M. Reilly*                Director, President and Chief Executive Officer
---------------------------

John F. O'Brien*                  Director and Chairman of the Board
---------------------------

Bruce C. Anderson*                Director and Vice President
---------------------------

Mark R. Colborn*                  Director and Vice President
---------------------------

John P. Kavanaugh*                Director, Vice President and Chief Investment Officer
---------------------------

J. Kendall Huber*                 Director, Vice President and General Counsel
---------------------------

Robert P. Restrepo, Jr.*          Director
---------------------------

Eric A. Simonsen*                 Director and Vice President
---------------------------

Gregory D. Tranter*               Director and Vice President
---------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-81019)

                                  EXHIBIT TABLE

Exhibit 8(c)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants